UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Fund

Semiannual Report

July 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2017

Parametric Emerging Markets Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	41

Officers and Trustees	45

Important Notices	46

Parametric Emerging Markets Fund

July 31, 2017

Performance1,2

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	06/30/2006	06/30/2006	13.15%	17.22%	3.74%	1.27%
Class C at NAV	06/30/2006	06/30/2006	12.69	16.32	2.97	0.52
Class C with 1% Maximum Sales Charge	—	—	11.69	15.32	2.97	0.52
Institutional Class at NAV	06/30/2006	06/30/2006	13.24	17.49	4.00	1.52
Class R6 at NAV	07/01/2014	06/30/2006	13.24	17.56	4.03	1.54
MSCI Emerging Markets Index	—	—	18.98%	24.84%	4.76%	1.98%

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class	Class R6
			1.38%	2.13%	1.13%	1.08%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

July 31, 2017

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

America Movil SAB de CV, Series L	0.8%

Naspers, Ltd., Class N	0.7

China Mobile, Ltd.	0.7

Sberbank of Russia PJSC	0.7

Cielo SA	0.6

MTN Group, Ltd.	0.5

Samsung Electronics Co., Ltd.	0.5

Credicorp, Ltd.	0.5

Tencent Holdings, Ltd.	0.5

Yandex NV, Class A	0.4

Total	5.9%

See Endnotes and Additional Disclosures in this report.

3

Parametric Emerging Markets Fund

July 31, 2017

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Emerging Markets Fund

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,131.50	$7.24	1.37%
Class C	$1,000.00	$1,126.90	$11.18	2.12%
Institutional Class	$1,000.00	$1,132.40	$5.92	1.12%
Class R6	$1,000.00	$1,132.40	$5.66	1.07%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.00	$6.85	1.37%
Class C	$1,000.00	$1,014.30	$10.59	2.12%
Institutional Class	$1,000.00	$1,019.20	$5.61	1.12%
Class R6	$1,000.00	$1,019.50	$5.36	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

5

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	195,406	$1,987,279
Arcos Dorados Holdings, Inc., Class A(1)	368,914	3,246,443
Banco Macro SA, Class B ADR	11,287	979,824
BBVA Banco Frances SA ADR	25,288	396,263
Cresud SA ADR(1)	55,441	1,007,917
Grupo Financiero Galicia SA, Class B ADR	47,287	1,717,464
IRSA Inversiones y Representaciones SA ADR(1)	35,110	781,549
MercadoLibre, Inc.	17,522	5,053,695
Pampa Energia SA ADR(1)	58,999	3,206,596
Transportadora de Gas del Sur SA ADR(1)	20,764	315,613
YPF SA ADR	121,524	2,454,785

		$21,147,428

Bahrain — 0.6%
Ahli United Bank BSC	14,236,325	$9,995,607
Al Salam Bank-Bahrain BSC	9,398,388	2,480,040
GFH Financial Group BSC	8,415,329	4,912,955
Ithmaar Holding BSC(1)	11,053,027	1,621,196

		$19,009,798

Bangladesh — 0.7%
ACI, Ltd.	54,690	$348,981
Aftab Automobiles, Ltd.	349,827	306,570
Bangladesh Export Import Co., Ltd.(1)	3,652,155	1,520,424
Bangladesh Submarine Cable Co., Ltd.	192,647	292,150
Beximco Pharmaceuticals, Ltd.	457,495	632,724
BSRM Steels, Ltd.	1,068,413	1,198,476
City Bank, Ltd. (The)	1,250,881	644,316
CVO Petrochemical Refinery, Ltd.	88,500	258,245
Grameenphone, Ltd.	551,510	2,572,595
Heidelberger Cement Bangladesh, Ltd.	146,500	815,485
Islami Bank Bangladesh, Ltd.	1,269,074	556,651
Jamuna Oil Co., Ltd.	180,599	461,653
Khulna Power Co., Ltd.	757,470	575,465
LankaBangla Finance, Ltd.	514,337	372,098
Meghna Petroleum, Ltd.	174,079	421,695
National Bank, Ltd.(1)	3,910,869	595,788
Olympic Industries, Ltd.	607,819	2,129,341
Orion Pharma, Ltd.	258,206	157,718
Padma Oil Co., Ltd.	195,600	596,033
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	243,079
Pubali Bank, Ltd.	2,029,094	610,776
Renata, Ltd.	23,954	332,730

Security	Shares	Value

Bangladesh (continued)
Singer Bangladesh, Ltd.	142,500	$346,304
Social Islami Bank, Ltd.	1,610,176	472,322
Southeast Bank, Ltd.	1,630,632	386,564
Square Pharmaceuticals, Ltd.	433,431	1,502,781
Summit Power, Ltd.(1)	1,655,358	842,339
Titas Gas Transmission & Distribution Co., Ltd.	1,020,740	638,629
Unique Hotel & Resorts, Ltd.	1,020,672	708,343
United Airways Bangladesh, Ltd.(1)	6,170,401	515,740
United Commercial Bank, Ltd.	1,220,971	328,572

		$21,384,587

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$654,245
Botswana Insurance Holdings, Ltd.	575,111	1,061,310
First National Bank of Botswana, Ltd.	6,069,100	1,426,194
Letshego Holdings, Ltd.	14,102,614	2,844,920
Sechaba Breweries Holdings, Ltd.	905,550	1,769,094
Standard Chartered Bank Botswana, Ltd.	531,120	293,931

		$8,049,694

Brazil — 6.0%
AES Tiete Energia SA	98,400	$443,665
AMBEV SA	1,613,650	9,909,535
B2W Cia Digital(1)	144,970	618,308
B3 SA - Brasil Bolsa Balcao	340,200	2,235,380
Banco Bradesco SA, PFC Shares	502,239	4,862,377
Banco do Brasil SA	172,498	1,587,600
Banco do Estado do Rio Grande do Sul, PFC Shares	93,300	437,725
BB Seguridade Participacoes SA	142,700	1,256,150
BR Malls Participacoes SA	146,211	618,912
Bradespar SA, PFC Shares	121,000	895,563
Braskem SA, PFC Shares	57,460	687,489
BRF SA(1)	288,140	3,411,461
CCR SA	844,000	4,622,804
Centrais Eletricas Brasileiras SA, PFC Shares	291,500	1,558,294
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,466,321
Cia de Saneamento Basico do Estado de Sao Paulo	195,260	2,100,782
Cia de Saneamento de Minas Gerais-COPASA	34,800	472,950
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	713,615
Cia Energetica de Minas Gerais SA, PFC Shares	540,555	1,476,912
Cia Energetica de Sao Paulo, Class B, PFC Shares	156,300	781,913
Cia Hering	157,600	1,086,095
Cia Paranaense de Energia, PFC Shares	85,800	712,902
Cia Siderurgica Nacional SA(1)	205,600	502,404

6	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cielo SA	2,066,606	$17,297,102
Construtora Tenda SA(1)	55,284	278,339
Cosan SA Industria e Comercio	82,300	952,757
CPFL Energia SA	387,972	3,341,808
Cyrela Brazil Realty SA Empreendimentos e Participacoes	235,500	924,373
Duratex SA	162,858	413,628
EcoRodovias Infraestrutura e Logistica SA	260,600	893,362
EDP-Energias do Brasil SA	186,700	860,352
Eletropaulo Metropolitana SA, Class B, PFC Shares	117,480	538,358
Embraer SA	194,900	985,641
Embraer SA ADR	111,148	2,252,970
Engie Brasil Energia SA	126,500	1,419,821
Equatorial Energia SA	114,300	2,078,282
Estacio Participacoes SA	270,800	1,771,552
Even Construtora e Incorporadora SA(1)	341,400	501,423
Ez Tec Empreendimentos e Participacoes SA	142,098	892,228
Fibria Celulose SA	69,257	734,690
Fleury SA	304,200	2,929,474
Gafisa SA(1)	55,284	210,084
Gerdau SA, PFC Shares	290,100	991,699
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	585,502
Hypermarcas SA	177,000	1,588,734
Iochpe Maxion SA	115,700	626,298
Itau Unibanco Holding SA, PFC Shares	430,380	5,150,731
Itausa-Investimentos Itau SA, PFC Shares	816,887	2,423,142
JBS SA	406,725	1,004,308
Klabin SA	102,100	523,867
Klabin SA, PFC Shares	1,067,900	965,728
Kroton Educacional SA	846,236	4,092,305
Light SA(1)	80,000	578,511
Localiza Rent a Car SA	149,184	2,482,932
Lojas Americanas SA, PFC Shares	505,700	2,541,190
Lojas Renner SA	452,870	4,255,164
Marcopolo SA, PFC Shares	585,600	612,201
Marfrig Global Foods SA(1)	287,155	591,189
Metalurgica Gerdau SA, PFC Shares	260,300	439,071
MRV Engenharia e Participacoes SA	264,600	1,215,937
Multiplus SA	60,200	768,149
Natura Cosmeticos SA	120,900	971,201
Odontoprev SA	688,600	2,872,893
Petroleo Brasileiro SA, PFC Shares	2,564,500	10,929,564
Prumo Logistica SA(1)	159,600	562,990
Qualicorp SA	485,600	5,107,727
Randon SA Implementos e Participacoes, PFC Shares	303,500	518,754
Rumo SA(1)	185,919	616,481

Security	Shares	Value

Brazil (continued)
Smiles SA	55,000	$1,148,027
Suzano Papel e Celulose SA, Class A, PFC Shares	223,625	1,005,411
Telefonica Brasil SA, PFC Shares	796,000	11,923,344
TIM Participacoes SA	1,670,650	5,700,359
Totvs SA	306,690	2,950,503
Transmissora Alianca de Energia Electrica SA	91,000	677,608
Ultrapar Participacoes SA	201,384	4,778,943
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	478,350	793,070
Vale SA, PFC Shares	996,840	9,324,746
Valid Solucoes SA	100,870	545,698
Via Varejo SA	259,400	1,197,032
Weg SA	792,440	4,813,063

		$179,609,473

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$806,314
Chimimport AD	329,922	340,779
MonBat AD	60,235	417,006
Petrol AD(1)(2)	102,500	13,617
Sopharma AD	354,600	1,051,384

		$2,629,100

Chile — 3.0%
AES Gener SA	1,904,140	$707,543
Aguas Andinas SA, Series A	2,012,998	1,270,117
AntarChile SA	153,213	2,083,097
Banco de Chile	17,553,528	2,539,331
Banco de Chile ADR	7,998	683,676
Banco de Credito e Inversiones	43,067	2,599,105
Banco Santander Chile	48,812,922	3,460,828
Banmedica SA	706,730	1,719,649
Cap SA	128,112	1,350,540
Cencosud SA	1,566,681	4,459,492
Cia Cervecerias Unidas SA	207,308	2,763,160
Cia Sud Americana de Vapores SA(1)	14,510,741	673,293
Colbun SA	5,619,135	1,314,438
Embotelladora Andina SA, Class B, PFC Shares	393,044	1,790,440
Empresa Nacional de Telecomunicaciones SA	312,724	3,560,912
Empresas CMPC SA	1,931,482	4,934,302
Empresas COPEC SA	957,761	11,682,565
Enel Americas SA	20,695,903	4,179,375
Enel Chile SA	14,024,447	1,529,159
Enel Chile SA ADR	1,700	9,299
Enel Generacion Chile SA	2,564,627	1,997,109

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Engie Energia Chile SA	328,455	$715,252
Forus SA	132,100	475,693
Grupo Security SA	2,092,052	792,017
Inversiones Aguas Metropolitanas SA	386,815	675,657
Inversiones La Construccion SA	34,520	462,181
Itau CorpBanca	133,731,904	1,267,776
Latam Airlines Group SA	440,244	5,172,167
Parque Arauco SA	541,699	1,423,962
Quinenco SA	389,755	1,109,541
Ripley Corp. SA	1,279,400	1,092,764
S.A.C.I. Falabella	1,074,355	9,925,619
Sigdo Koppers SA	817,252	1,245,115
Sociedad Matriz SAAM SA	6,242,812	667,236
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	132,433	5,429,062
Sonda SA	1,525,843	2,899,569
Vina Concha y Toro SA	864,834	1,393,498

		$90,054,539

China — 11.3%
3SBio, Inc.(1)(3)	1,558,500	$1,953,879
AECC Aviation Power Co., Ltd.	40,221	173,299
Agile Group Holdings, Ltd.	1,096,000	1,302,997
Agricultural Bank of China, Ltd., Class H	2,350,000	1,096,139
Air China, Ltd., Class H	1,646,000	1,484,475
Aisino Corp.	70,100	200,223
Aluminum Corp. of China, Ltd., Class H(1)	4,984,000	3,122,583
Angang Steel Co., Ltd., Class H	1,994,000	1,616,042
Anhui Conch Cement Co., Ltd., Class H	1,450,000	5,356,740
ANTA Sports Products, Ltd.	658,000	2,255,830
Baidu, Inc. ADR(1)	20,900	4,730,715
Bank of Beijing Co., Ltd.	182,760	212,209
Bank of China, Ltd., Class H	6,646,000	3,268,586
Bank of Communications, Ltd., Class H	2,468,900	1,826,213
Bank of Nanjing Co., Ltd.	169,400	201,483
Beijing Capital Co., Ltd.	323,000	282,185
Beijing Capital International Airport Co., Ltd., Class H	918,000	1,444,769
Beijing Enterprises Holdings, Ltd.	171,500	910,157
Beijing Enterprises Water Group, Ltd.	3,236,000	2,685,189
Beijing Tongrentang Co., Ltd.	42,800	209,027
Beijing Xinwei Technology Group Co., Ltd.(2)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	174,183
Brilliance China Automotive Holdings, Ltd.	1,086,000	2,747,600
BYD Co., Ltd., Class H	401,200	2,497,057
CGN Power Co., Ltd., Class H(3)	6,666,000	1,824,324
China Agri-Industries Holdings, Ltd.	2,074,000	928,406

Security	Shares	Value

China (continued)
China Biologic Products Holdings, Inc.(1)	32,700	$3,253,650
China Bluechemical, Ltd., Class H	1,270,000	357,838
China Cinda Asset Management Co., Ltd., Class H	1,495,000	621,183
China CITIC Bank Corp., Ltd., Class H	840,000	544,478
China Coal Energy Co., Ltd., Class H	2,967,000	1,464,567
China Communications Construction Co., Ltd., Class H	1,612,000	2,146,992
China Communications Services Corp., Ltd., Class H	1,642,000	891,884
China Construction Bank Corp., Class H	7,084,630	5,882,471
China Dongxiang Group Co., Ltd.	4,257,000	789,701
China Everbright Bank Co., Ltd.	341,400	214,665
China Everbright International, Ltd.	880,000	1,147,531
China Everbright, Ltd.	408,000	929,168
China Evergrande Group(1)	1,368,000	3,804,663
China Fortune Land Development Co., Ltd.	52,329	240,825
China Gas Holdings, Ltd.	1,294,000	3,130,008
China Gezhouba Group Co., Ltd.	152,700	258,394
China Hongqiao Group, Ltd.(2)	410,000	185,032
China Huishan Dairy Holdings Co., Ltd.(2)	1,800,000	0
China International Marine Containers Co., Ltd.	482,672	1,008,834
China International Travel Service Corp., Ltd.	63,000	270,448
China Jinmao Holdings Group, Ltd.	478,000	221,878
China Life Insurance Co., Ltd., Class H	584,000	1,845,705
China Longyuan Power Group Corp., Ltd., Class H	2,928,000	2,141,351
China Mengniu Dairy Co., Ltd.	2,187,000	4,256,350
China Merchants Bank Co., Ltd., Class H	497,524	1,633,639
China Merchants Energy Shipping Co., Ltd.(2)	252,000	96,622
China Merchants Port Holdings Co., Ltd.	318,035	998,422
China Merchants Securities Co., Ltd.	77,000	205,104
China Minsheng Banking Corp., Ltd., Class H	1,350,240	1,357,003
China Mobile, Ltd.	1,959,500	20,945,384
China Molybdenum Co., Ltd., Class H	4,203,000	2,284,007
China National Building Material Co., Ltd., Class H	3,868,000	2,359,599
China National Nuclear Power Co., Ltd.	210,800	245,041
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	323,926
China Oilfield Services, Ltd., Class H	1,420,000	1,209,837
China Overseas Land & Investment, Ltd.	1,358,160	4,601,158
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	865,378
China Petroleum & Chemical Corp., Class H	10,960,300	8,308,651
China Power International Development, Ltd.	1,381,000	473,376
China Railway Construction Corp., Ltd., Class H	1,393,500	1,839,148
China Railway Group, Ltd., Class H	2,179,000	1,731,523
China Resources Beer Holdings Co., Ltd.	964,000	2,434,193
China Resources Gas Group, Ltd.	742,000	2,810,068
China Resources Land, Ltd.	1,020,000	3,273,085

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Resources Phoenix Healthcare Holdings Co., Ltd.	355,000	$448,258
China Resources Power Holdings Co., Ltd.	1,569,600	2,988,719
China Shenhua Energy Co., Ltd., Class H	1,500,500	3,732,375
China Shineway Pharmaceutical Group, Ltd.	381,000	381,108
China Shipbuilding Industry Co., Ltd.(1)(2)	185,800	137,178
China Southern Airlines Co., Ltd., Class H	2,200,000	1,674,560
China Sports Industry Group Co., Ltd.	69,000	141,212
China State Construction Engineering Corp., Ltd.	215,100	329,515
China Taiping Insurance Holdings Co., Ltd.	453,800	1,362,660
China Telecom Corp., Ltd., Class H	4,948,000	2,351,943
China Travel International Investment Hong Kong, Ltd.	4,692,000	1,393,334
China Unicom (Hong Kong), Ltd.(1)	2,090,372	3,029,621
China United Network Communications, Ltd.(1)(2)	888,000	492,901
China Vanke Co., Ltd., Class H	742,520	2,187,783
China Yangtze Power Co., Ltd.	225,100	510,115
China Yurun Food Group, Ltd.(1)	1,776,000	229,554
CIFI Holdings Group Co., Ltd.	772,000	439,288
CITIC, Ltd.	1,152,000	1,750,326
CNOOC, Ltd.	4,530,000	5,070,268
COFCO Tunhe Sugar Co., Ltd.	118,100	171,753
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	1,006,008
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,702,000	957,367
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,694,975	1,671,408
COSCO SHIPPING Ports, Ltd.	1,250,000	1,528,980
Country Garden Holdings Co., Ltd.	2,971,631	4,148,839
CSPC Pharmaceutical Group, Ltd.	3,280,000	5,111,306
Ctrip.com International, Ltd. ADR(1)	75,854	4,530,759
Daqin Railway Co., Ltd.	191,900	249,614
Datang International Power Generation Co., Ltd., Class H(1)	4,476,000	1,522,916
Deluxe Family Co., Ltd.	146,700	176,673
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,406,302
Dr Peng Telecom & Media Group Co., Ltd.	104,900	263,136
Fullshare Holdings, Ltd.	4,362,500	1,742,367
Fuyao Glass Industry Group Co., Ltd.	75,200	259,346
GD Power Development Co., Ltd.(2)	528,500	226,200
Gemdale Corp.	169,600	304,166
Golden Eagle Retail Group, Ltd.	739,000	956,017
Great Wall Motor Co., Ltd., Class H	1,771,500	2,268,879
Guangdong Investment, Ltd.	2,338,000	3,290,125
Guanghui Energy Co., Ltd.	355,600	231,040
Guangxi Wuzhou Zhongheng Group Co., Ltd.	285,723	169,942
Guangzhou Automobile Group Co., Ltd., Class H	1,666,013	3,580,103
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	843,309

Security	Shares	Value

China (continued)
Guangzhou R&F Properties Co., Ltd., Class H	868,800	$1,551,164
Haier Electronics Group Co., Ltd.	161,000	414,572
Harbin Pharmaceutical Group Co., Ltd.	150,900	127,598
Hengan International Group Co., Ltd.	665,000	5,070,714
Hengdeli Holdings, Ltd.(1)	2,681,800	270,990
Hengtong Optic-electric Co., Ltd.	69,200	279,820
Huadian Power International Corp., Ltd., Class H	1,100,000	464,287
Huaneng Power International, Inc., Class H	6,396,000	4,508,500
Huaneng Renewables Corp., Ltd., Class H	1,716,000	522,368
Huatai Securities Co., Ltd.	73,700	218,051
Huaxia Bank Co., Ltd.	146,972	218,500
Huayu Automotive Systems Co., Ltd.	82,008	260,295
Humanwell Healthcare Group Co., Ltd.	69,600	192,236
Hundsun Technologies, Inc.	28,100	176,391
iKang Healthcare Group, Inc. ADR(1)	36,000	422,280
Industrial & Commercial Bank of China, Ltd., Class H	5,073,000	3,544,794
Industrial Bank Co., Ltd.	163,702	432,287
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	707,000	295,322
Inner Mongolia Yili Industrial Group Co., Ltd.	237,200	728,887
Jiangsu Broadcasting Cable Information Network Corp., Ltd.(2)	129,200	162,362
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	176,723
Jiangsu Expressway Co., Ltd., Class H	878,000	1,273,867
Jiangsu Hengrui Medicine Co., Ltd.	44,640	339,575
Jiangxi Copper Co., Ltd., Class H	1,803,000	3,286,624
Jinyu Bio-Technology Co., Ltd.	40,600	198,827
Kangmei Pharmaceutical Co., Ltd.	93,100	286,983
Kingboard Chemical Holdings, Ltd.	472,600	2,127,706
Kingfa Sci & Tech Co., Ltd.	171,338	152,630
Kunlun Energy Co., Ltd.	1,734,000	1,728,585
Kweichow Moutai Co., Ltd.	18,000	1,287,001
KWG Property Holding, Ltd.	476,000	353,226
Lee & Man Paper Manufacturing, Ltd.	1,220,000	1,299,241
Lenovo Group, Ltd.	2,934,000	1,814,817
Li Ning Co., Ltd.(1)	774,208	609,843
Liaoning Cheng Da Co., Ltd.(1)	72,100	204,131
Longfor Properties Co., Ltd.	316,500	794,288
LONGi Green Energy Technology Co., Ltd.	101,600	337,498
Luye Pharma Group, Ltd.	496,500	281,434
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	1,110,972
NARI Technology Co., Ltd.	85,600	221,418
NetEase, Inc. ADR	6,200	1,929,936
Neusoft Corp.	74,400	172,287
New Oriental Education & Technology Group, Inc. ADR(1)	45,800	3,648,428
Nine Dragons Paper Holdings, Ltd.	2,051,000	3,051,527

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Offshore Oil Engineering Co., Ltd.	217,300	$205,389
PetroChina Co., Ltd., Class H	7,560,000	4,863,796
PICC Property & Casualty Co., Ltd., Class H	352,000	654,846
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	3,219,919
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	260,382
Poly Property Group Co., Ltd.(1)	2,484,000	1,302,586
Poly Real Estate Group Co., Ltd.	271,600	424,096
Power Construction Corp. of China, Ltd.	187,000	225,738
Qingdao Haier Co., Ltd.	133,100	277,913
SAIC Motor Corp., Ltd.	82,400	369,445
Sanan Optoelectronics Co., Ltd.	125,500	358,080
Sany Heavy Industry Co., Ltd.	219,800	277,924
SDIC Power Holdings Co., Ltd.	200,900	246,013
Semiconductor Manufacturing International Corp.(1)	1,823,200	1,998,569
Shandong Gold Mining Co., Ltd.	42,500	202,247
Shandong Nanshan Aluminum Co., Ltd.	409,500	224,019
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,730,979
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,900	182,147
Shanghai Electric Group Co., Ltd., Class H(1)	2,414,000	1,120,942
Shanghai Industrial Holdings, Ltd.	304,000	878,512
Shanghai Jahwa United Co., Ltd.	52,000	238,039
Shanghai Oriental Pearl Media Co., Ltd.	58,400	181,615
Shanghai Pudong Development Bank Co., Ltd.	244,400	485,292
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,395	189,473
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	219,400
Shenergy Co., Ltd.	227,800	210,965
Shenzhen Investment, Ltd.	674,000	309,389
Shimao Property Holdings, Ltd.	763,500	1,520,922
Sichuan Changhong Electric Co., Ltd.	307,800	168,820
Sichuan Chuantou Energy Co., Ltd.	152,000	225,888
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	1,330,141
SINA Corp.(1)	22,900	2,171,149
Sino Biopharmaceutical, Ltd.	6,022,000	5,316,410
Sino-Ocean Group Holding, Ltd.	2,570,500	1,436,377
Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,245,000	2,980,554
Sinopharm Group Co., Ltd., Class H	1,298,800	5,436,099
Sohu.com, Inc.(1)	10,300	585,349
Sun Art Retail Group, Ltd.	1,476,000	1,201,907
Sunac China Holdings, Ltd.	1,033,000	2,747,991
Tasly Pharmaceutical Group Co., Ltd.	33,400	186,599
TBEA Co., Ltd.	168,237	262,479
Tencent Holdings, Ltd.	336,402	13,427,137
Tingyi (Cayman Islands) Holding Corp.	2,176,000	2,770,690

Security	Shares	Value

China (continued)
Tonghua Dongbao Pharmaceutical Co., Ltd.	71,640	$182,572
Tsinghua Tongfang Co., Ltd.(2)	100,600	105,550
Tsingtao Brewery Co., Ltd., Class H	324,000	1,388,125
Wanhua Chemical Group Co., Ltd.	85,165	438,781
Want Want China Holdings, Ltd.	5,426,000	3,664,399
Weibo Corp. ADR(1)	2,290	176,216
Weichai Power Co., Ltd., Class H	887,600	854,277
West China Cement, Ltd.(1)	4,450,000	637,727
Western Mining Co., Ltd.	169,300	239,667
WH Group, Ltd.(3)	3,559,000	3,337,067
Wintime Energy Co., Ltd.	327,670	184,578
Xinhu Zhongbao Co., Ltd.(1)	301,800	198,355
Yang Quan Coal Industry Group Co., Ltd.(1)	189,300	231,853
Yangzijiang Shipbuilding Holdings, Ltd.	1,535,000	1,601,691
Yanzhou Coal Mining Co., Ltd., Class H	1,416,000	1,392,893
Yonghui Superstores Co., Ltd.	304,700	309,632
Yonyou Network Technology Co., Ltd.	58,800	156,978
Youngor Group Co., Ltd.	132,440	211,671
Yuexiu Property Co., Ltd.	1,590,000	298,903
Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	182,514
Zhaojin Mining Industry Co., Ltd., Class H	1,440,000	1,183,795
Zhejiang China Commodities City Group Co., Ltd.	167,200	182,162
Zhejiang Expressway Co., Ltd., Class H	1,034,000	1,289,950
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,450	174,068
Zhejiang Longsheng Group Co., Ltd.	148,343	239,059
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	203,424
Zhengzhou Yutong Bus Co., Ltd.	66,400	218,197
Zhongjin Gold Corp., Ltd.	115,900	188,834
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	425,792
Zijin Mining Group Co., Ltd., Class H	8,448,000	3,063,468
ZTE Corp., Class H(1)	876,903	2,251,900

		$336,763,673

Colombia — 1.5%
Almacenes Exito SA	465,190	$2,374,138
Avianca Holdings SA, PFC Shares	551,298	487,395
Banco Davivienda SA, PFC Shares	99,500	1,129,570
Banco de Bogota SA	98,407	2,244,211
Bancolombia SA	114,355	1,171,837
Bancolombia SA ADR, PFC Shares	88,700	3,879,738
Celsia SA ESP	740,070	1,174,740
Cementos Argos SA	529,343	2,109,477
Cementos Argos SA, PFC Shares	253,603	896,827
Cemex Latam Holdings SA(1)	173,596	633,661
Corporacion Financiera Colombiana SA	74,770	724,129

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)
Ecopetrol SA	11,994,305	$5,603,248
Empresa de Energia de Bogota SA	4,082,407	2,706,899
Empresa de Telecommunicaciones de Bogota SA(1)	1,844,218	361,292
Grupo Argos SA	395,281	2,843,353
Grupo Argos SA, PFC Shares	108,995	712,487
Grupo Aval Acciones y Valores SA, PFC Shares	3,439,700	1,520,495
Grupo de Inversiones Suramericana SA	215,091	3,026,696
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	668,620
Grupo Nutresa SA	582,655	5,209,707
Interconexion Electrica SA	823,887	3,774,369

		$43,252,889

Croatia — 0.8%
AD Plastik DD	22,190	$605,845
Adris Grupa DD, PFC Shares	47,518	3,460,056
Atlantic Grupa DD	1,465	190,425
Atlantska Plovidba DD(1)	13,077	878,505
Ericsson Nikola Tesla DD	7,395	1,446,806
Hrvatski Telekom DD	196,301	5,648,818
INA Industrija Nafte DD	900	459,766
Koncar-Elektroindustrija DD	8,576	983,790
Kras DD(1)	4,381	321,945
Ledo DD(2)	978	273,491
Podravka Prehrambena Industrija DD	19,726	993,493
Valamar Riviera DD	795,373	5,585,487
Zagrebacka Banka DD	178,504	1,540,484

		$22,388,911

Czech Republic — 0.8%
CEZ AS	320,800	$5,820,173
Komercni Banka AS	193,428	8,333,331
Pegas Nonwovens SA	71,178	3,278,528
Philip Morris CR AS	3,878	2,674,558
Unipetrol AS	209,352	2,796,230

		$22,902,820

Egypt — 1.5%
Alexandria Mineral Oils Co.	1,545,930	$880,822
Arab Cotton Ginning	1,993,380	532,612
Citadel Capital SAE(1)	2,280,400	130,001
Commercial International Bank Egypt SAE	2,349,243	10,835,637
Eastern Tobacco	538,424	9,168,506
Egypt Kuwait Holding Co. SAE	1,862,146	1,098,206
Egyptian Financial Group-Hermes Holding Co.	1,981,023	2,459,672
Egyptian Resorts Co.(1)	4,721,950	274,223

Security	Shares	Value

Egypt (continued)
El Ezz Aldekhela Steel Alexandria(1)	4,000	$109,510
ElSewedy Electric Co.	529,606	2,513,795
Ezz Steel(1)	1,265,460	1,200,559
Global Telecom Holding SAE(1)	12,928,866	4,694,902
Juhayna Food Industries(1)	4,185,624	1,576,151
Maridive & Oil Services SAE(1)	2,013,484	402,737
Misr Beni-Suef Cement Co.	69,150	88,300
Orascom Telecom Media and Technology Holding SAE	21,964,609	833,195
Oriental Weavers Co.	936,875	940,000
Palm Hills Developments SAE(1)	3,564,918	622,976
Pioneers Holding(1)	953,068	473,411
QNB Alahli Bank SAE(1)	217,171	515,216
Sidi Kerir Petrochemicals Co.	1,365,164	1,272,507
Six of October Development & Investment Co.(1)	382,178	295,032
South Valley Cement(1)	704,261	161,006
Talaat Moustafa Group	2,277,606	955,189
Telecom Egypt	1,949,337	1,206,995

		$43,241,160

Estonia — 0.3%
AS Merko Ehitus	50,618	$561,889
AS Tallink Grupp	3,623,652	4,632,499
AS Tallinna Kaubamaja Grupp	137,340	1,548,321
AS Tallinna Vesi	58,790	877,344
Nordecon AS	145,374	221,917
Olympic Entertainment Group AS	503,790	1,121,205

		$8,963,175

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$16,633
CAL Bank, Ltd.(1)	1,805,732	369,804
Ghana Commercial Bank, Ltd.	1,626,918	1,904,186
Produce Buying Co., Ltd.(1)	582,428	5,957
Standard Chartered Bank of Ghana, Ltd.	171,500	1,022,375

		$3,318,955

Greece — 1.4%
Aegean Airlines SA	78,939	$772,297
Aegean Marine Petroleum Network, Inc.	66,025	326,824
Alpha Bank AE(1)	994,698	2,384,579
Athens Water Supply & Sewage Co. SA	104,694	766,695
Costamare, Inc.	108,419	697,134
Diana Shipping, Inc.(1)	182,990	708,171
Ellaktor SA(1)	333,206	649,410
Eurobank Ergasias SA(1)	668,793	729,928

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Greece (continued)
FF Group(1)	46,335	$1,110,111
GasLog, Ltd.	70,301	1,282,993
GEK Terna Holding Real Estate Construction SA(1)	240,147	1,074,606
Grivalia Properties REIC AE	14,830	159,328
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,454,398
Hellenic Petroleum SA	127,570	1,179,537
Hellenic Telecommunications Organization SA	515,132	6,568,911
HOLDING Co. ADMIE IPTO SA(1)	469,250	1,133,217
JUMBO SA	135,382	2,267,141
Motor Oil (Hellas) Corinth Refineries SA	119,734	2,695,905
Mytilineos Holdings SA(1)	226,913	2,254,163
National Bank of Greece SA(1)	9,050,198	3,658,629
Navios Maritime Acquisition Corp.	120,006	169,208
Navios Maritime Holdings, Inc.(1)	293,886	361,480
OPAP SA	249,882	2,875,343
Public Power Corp. SA(1)	447,585	1,183,776
StealthGas, Inc.(1)	63,078	189,234
Terna Energy SA	112,955	521,030
Titan Cement Co. SA	180,471	5,026,908
Tsakos Energy Navigation, Ltd.	137,300	676,889

		$42,877,845

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	1,141,750	$2,063,096
MOL Hungarian Oil & Gas Rt.	82,429	7,143,809
OTP Bank PLC	205,674	7,653,929
Richter Gedeon Nyrt.	256,699	6,567,463

		$23,428,297

India — 5.9%
ABB India, Ltd.	19,900	$441,274
ACC, Ltd.	45,970	1,243,171
Adani Enterprises, Ltd.	180,900	390,138
Adani Ports and Special Economic Zone, Ltd.	715,048	4,421,284
Adani Power, Ltd.(1)	556,250	289,886
Adani Transmission, Ltd.(1)	299,124	581,339
Aditya Birla Capital, Ltd.(1)	94,280	270,622
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	248,224
Ambuja Cements, Ltd.	436,320	1,788,881
Asian Paints, Ltd.	102,017	1,850,836
Axis Bank, Ltd.	189,668	1,538,771
Bajaj Auto, Ltd.	33,912	1,486,087
Bank of Baroda	175,282	454,154
Bank of India(1)	109,562	283,438
Bharat Forge, Ltd.	63,650	1,138,412

Security	Shares	Value

India (continued)
Bharat Heavy Electricals, Ltd.	432,300	$975,766
Bharat Petroleum Corp., Ltd.	192,772	1,415,153
Bharti Airtel, Ltd.	1,816,136	11,884,240
Biocon, Ltd.	181,800	1,092,966
Canara Bank	67,631	387,490
CG Power and Industrial Solutions, Ltd.(1)	213,600	282,731
Cipla, Ltd.	237,210	2,078,253
Coal India, Ltd.	402,200	1,565,126
Colgate-Palmolive (India), Ltd.	89,800	1,512,780
Container Corp. of India, Ltd.	67,800	1,207,881
Crompton Greaves Consumer Electricals, Ltd.	213,600	727,713
Cummins India, Ltd.	49,900	767,812
Dabur India, Ltd.	504,400	2,429,560
Divi’s Laboratories, Ltd.(1)	93,600	981,544
DLF, Ltd.(1)	88,900	267,314
Dr. Reddy’s Laboratories, Ltd.	48,300	1,787,341
GAIL (India), Ltd.	472,222	2,770,212
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	323,584
Glenmark Pharmaceuticals, Ltd.	125,460	1,361,518
GMR Infrastructure, Ltd.(1)	1,721,400	502,926
Grasim Industries, Ltd.	67,343	1,121,644
Gujarat State Petronet, Ltd.	265,747	811,855
HCL Technologies, Ltd.	156,435	2,173,915
HDFC Bank, Ltd.	133,384	3,705,647
Hero MotoCorp, Ltd.	31,601	1,801,621
Hindalco Industries, Ltd.	515,910	1,769,662
Hindustan Petroleum Corp., Ltd.	190,488	1,136,555
Hindustan Unilever, Ltd.	329,643	5,962,360
Hindustan Zinc, Ltd.	148,400	653,934
Housing Development Finance Corp., Ltd.	129,630	3,612,058
ICICI Bank, Ltd.	282,999	1,332,571
IDBI Bank, Ltd.(1)	367,000	341,153
Idea Cellular, Ltd.	1,816,900	2,612,290
IDFC Bank, Ltd.	260,034	241,487
IDFC, Ltd.	260,034	237,720
IFCI, Ltd.(1)	673,372	283,363
Indiabulls Housing Finance, Ltd.	40,115	735,855
Indiabulls Real Estate, Ltd.(1)	91,200	322,001
Indian Hotels Co., Ltd. (The)	164,280	318,807
Indian Oil Corp., Ltd.	283,600	1,620,671
Infosys, Ltd.	483,819	7,632,884
ITC, Ltd.	978,546	4,348,199
Jindal Steel & Power, Ltd.(1)	268,800	640,283
JSW Steel, Ltd.	442,738	1,525,275
Kotak Mahindra Bank, Ltd.	85,911	1,370,322
Larsen & Toubro, Ltd.	256,557	4,771,578

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
LIC Housing Finance, Ltd.	49,663	$533,236
Lupin, Ltd.	80,300	1,290,561
Mahindra & Mahindra, Ltd.	105,760	2,317,304
Maruti Suzuki India, Ltd.	27,850	3,361,696
Nestle India, Ltd.	11,930	1,258,036
NMDC, Ltd.	86,003	169,764
NTPC, Ltd.	1,745,919	4,465,391
Oil & Natural Gas Corp., Ltd.	694,501	1,829,725
Oracle Financial Services Software, Ltd.	13,345	757,443
Piramal Enterprises, Ltd.	76,807	3,536,043
Power Grid Corporation of India, Ltd.	1,431,367	4,973,157
Reliance Capital, Ltd.	36,735	413,111
Reliance Communications, Ltd.(1)	1,412,060	577,401
Reliance Industries, Ltd.	405,948	10,220,464
Reliance Infrastructure, Ltd.	133,300	1,097,028
Reliance Power, Ltd.(1)	1,400,250	985,347
Siemens, Ltd.	47,180	1,065,198
State Bank of India	248,606	1,211,758
Steel Authority of India, Ltd.(1)	513,200	506,115
Sun Pharmaceutical Industries, Ltd.	498,368	4,119,598
Sun TV Network, Ltd.	55,449	676,092
Suzlon Energy, Ltd.(1)	2,099,450	620,026
Tata Communications, Ltd.	127,400	1,333,595
Tata Consultancy Services, Ltd.	123,237	4,791,888
Tata Global Beverages, Ltd.	279,500	741,224
Tata Motors, Ltd.(1)	362,950	2,514,247
Tata Power Co., Ltd. (The)	1,346,918	1,721,796
Tata Steel, Ltd.	149,296	1,320,770
Tech Mahindra, Ltd.	160,844	965,040
Titan Co., Ltd.	138,900	1,177,434
UltraTech Cement, Ltd.	30,328	1,921,099
Unitech, Ltd.(1)	2,836,900	387,049
United Spirits, Ltd.(1)	29,285	1,156,675
UPL, Ltd.	105,956	1,444,402
Vedanta, Ltd.	476,489	2,075,709
Vedanta, Ltd., PFC Shares	7,817,640	154,918
Voltas, Ltd.	214,800	1,689,875
Wipro, Ltd.	361,218	1,625,686
Yes Bank, Ltd.	44,963	1,269,835
Zee Entertainment Enterprises, Ltd.	227,750	1,917,238

		$176,025,111

Indonesia — 3.0%
Adaro Energy Tbk PT	23,914,000	$3,202,768
AKR Corporindo Tbk PT	4,864,500	2,519,097

Security	Shares	Value

Indonesia (continued)
Aneka Tambang Persero Tbk PT(1)	10,251,500	$530,811
Astra Argo Lestari Tbk PT	775,000	856,398
Astra International Tbk PT	13,196,100	7,895,840
Bank Central Asia Tbk PT	3,075,800	4,318,567
Bank Danamon Indonesia Tbk PT	1,913,203	818,121
Bank Mandiri Persero Tbk PT	2,275,500	2,329,151
Bank Negara Indonesia Persero Tbk PT	1,726,700	964,732
Bank Pan Indonesia Tbk PT(1)	4,945,000	402,559
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	165,919
Bank Rakyat Indonesia Persero Tbk PT	2,419,700	2,680,957
Bank Tabungan Negara Tbk PT	2,513,500	490,423
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bumi Serpong Damai Tbk PT	3,215,100	431,843
Charoen Pokphand Indonesia Tbk PT	5,565,200	1,114,543
Energi Mega Persada Tbk PT(1)	8,046,150	102,673
Gudang Garam Tbk PT	295,000	1,685,487
Hanson International Tbk PT(1)	23,744,500	231,681
Indo Tambangraya Megah Tbk PT	652,700	979,742
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,196,545
Indofood Sukses Makmur Tbk PT	3,485,500	2,190,657
Indosat Tbk PT	1,634,500	797,429
Jasa Marga (Persero) Tbk PT	3,198,000	1,404,062
Kalbe Farma Tbk PT	61,346,500	7,983,904
Lippo Karawaci Tbk PT	6,134,800	329,163
Matahari Department Store Tbk PT	686,300	652,469
Matahari Putra Prima Tbk PT(1)	7,240,000	347,782
Medco Energi Internasional Tbk PT(1)	4,497,500	897,959
Media Nusantara Citra Tbk PT	3,201,000	432,170
Mitra Keluarga Karyasehat Tbk PT	3,345,900	562,438
MNC Investama Tbk PT(1)	49,042,500	401,165
Pembangunan Perumahan Persero Tbk PT	8,311,089	1,891,031
Perusahaan Gas Negara Persero Tbk PT	31,781,800	5,366,420
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	759,917
Semen Indonesia Persero Tbk PT	5,479,200	4,089,626
Sigmagold Inti Perkasa Tbk PT(1)(2)	17,097,000	51,327
Siloam International Hospitals Tbk PT(1)	2,296,600	1,663,358
Sugih Energy Tbk PT(1)(2)	50,181,300	150,649
Surya Semesta Internusa Tbk PT	14,275,000	734,180
Tambang Batubara Bukit Asam Tbk PT	1,343,500	1,320,653
Telekomunikasi Indonesia Persero Tbk PT	25,815,800	9,073,447
Tower Bersama Infrastructure Tbk PT	2,272,900	1,149,896
Unilever Indonesia Tbk PT	746,500	2,741,496
United Tractors Tbk PT	2,381,583	5,377,392
Vale Indonesia Tbk PT(1)	5,222,500	947,441

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Waskita Karya Persero Tbk PT	4,712,800	$845,150
Wijaya Karya Beton Tbk PT	3,158,200	143,494
Wijaya Karya Persero Tbk PT	6,522,800	1,017,821
XL Axiata Tbk PT(1)	2,604,900	656,961

		$88,897,314

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	70,342	$2,483,675
Alia The Royal Jordanian Airlines PLC(1)	249,829	137,484
Arab Bank PLC	903,834	7,459,637
Arab Potash Co. PLC	77,671	2,054,403
Bank of Jordan	276,495	1,060,918
Cairo Amman Bank	313,506	707,585
Capital Bank of Jordan	406,376	493,044
Jordan Ahli Bank	453,459	774,110
Jordan Islamic Bank	227,486	1,196,948
Jordan Petroleum Refinery	450,709	1,893,611
Jordan Telecommunications Co.	120,379	360,264
Jordanian Electric Power Co.	395,572	1,071,671
Union Investment Corp. PLC(1)	99,181	187,124

		$19,880,474

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)	656,818	$6,161,710
KAZ Minerals PLC(1)	766,942	7,264,218
Kazkommertsbank JSC GDR(1)(4)	307,468	209,001
KazMunaiGas Exploration Production GDR(4)	513,051	5,001,302
Kcell JSC GDR(4)	652,768	2,649,614
Nostrum Oil & Gas PLC(1)	239,901	1,280,749

		$22,566,594

Kenya — 0.8%
ARM Cement, Ltd.(1)	1,653,600	$341,994
Bamburi Cement Co., Ltd.	564,900	1,031,695
Barclays Bank of Kenya, Ltd.	9,494,460	876,835
British American Tobacco Kenya, Ltd.	52,000	410,073
Co-operative Bank of Kenya, Ltd. (The)	7,647,436	1,154,192
East African Breweries, Ltd.	1,825,380	4,652,824
Equity Group Holdings, Ltd.	7,774,500	3,069,010
KCB Group, Ltd.	7,773,320	3,024,516
KenolKobil, Ltd.	5,013,500	728,244
Kenya Electricity Generating Co., Ltd.(1)	983,900	77,240
Kenya Power & Lighting, Ltd.	7,482,654	618,329
Nation Media Group, Ltd.	518,384	528,693
Safaricom, Ltd.	25,440,072	5,880,629

Security	Shares	Value

Kenya (continued)
Standard Chartered Bank Kenya, Ltd.	219,542	$455,454

		$22,849,728

Kuwait — 1.3%
Agility Public Warehousing Co. KSC	1,676,506	$4,661,592
Ahli United Bank	352,908	490,731
Al Ahli Bank of Kuwait KSCP	587,702	621,928
Al-Mazaya Holding Co.	882,500	345,134
ALAFCO Aviation Lease and Finance Co. KSCP	830,284	951,389
Boubyan Bank KSCP	471,971	646,982
Boubyan Petrochemicals Co.	1,754,743	3,315,738
Burgan Bank SAK	562,380	653,057
Combined Group Contracting Co. KSC	149,084	280,415
Commercial Bank of Kuwait KSCP	472,404	552,562
Commercial Real Estate Co. KSCC	2,296,205	619,793
Gulf Bank	1,247,063	1,020,179
Gulf Cable & Electrical Industries Co. KSCP	308,785	437,323
Gulf National Holding Co.(2)	595,711	0
Jazeera Airways Co. KSC	299,261	495,781
Kuwait Cement Co.	533,870	754,292
Kuwait Finance House KSCP	2,071,196	3,669,502
Kuwait International Bank	556,951	455,501
Kuwait Portland Cement Co. KSC	200,012	636,734
Kuwait Projects Co. Holdings KSC	476,189	574,403
Kuwait Real Estate Co. KSC(1)	2,762,965	548,932
Mabanee Co. SAKC	588,595	1,510,186
Mezzan Holding Co. KSCC	138,999	415,340
Mobile Telecommunications Co.	4,568,989	6,719,274
National Bank of Kuwait SAK	2,190,745	5,057,341
National Industries Group Holding SAK(1)	2,272,316	1,053,929
National Investment Co.	581,744	214,263
National Real Estate Co. KPSC(1)	862,155	362,633
Qurain Petrochemical Industries Co. KSC	1,814,306	2,090,436
Sultan Center Food Products Co.(1)(2)	3,421,833	379,700
Warba Bank KSCP(1)	338,872	300,605

		$39,835,675

Latvia — 0.0%(5)
Grindeks	42,000	$411,463
Latvian Shipping Co.(1)	405,000	339,824

		$751,287

Lebanon — 0.1%
Solidere GDR(4)	316,363	$2,477,122

		$2,477,122

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Lithuania — 0.1%
Apranga PVA	278,536	$877,135
Energijos Skirstymo Operatorius AB	128,934	132,924
Klaipedos Nafta AB	1,345,900	762,947
Pieno Zvaigzdes(1)	104,200	172,601
Rokiskio Suris(1)	122,500	319,301
Siauliu Bankas	1,366,893	915,552

		$3,180,460

Malaysia — 2.9%
Aeon Co. (M) Bhd	661,200	$338,279
Airasia Bhd	1,228,200	926,019
Alliance Financial Group Bhd	560,300	514,443
AMMB Holdings Bhd	316,900	366,228
Astro Malaysia Holdings Bhd	979,300	589,968
Axiata Group Bhd	2,706,750	2,926,979
Berjaya Corp. Bhd(1)	2,090,591	161,137
Berjaya Sports Toto Bhd	830,250	461,450
Boustead Holdings Bhd	834,694	524,194
British American Tobacco Malaysia Bhd	109,700	1,126,874
Bumi Armada Bhd(1)	3,133,350	512,313
Bursa Malaysia Bhd	344,900	834,663
CIMB Group Holdings Bhd	892,200	1,364,659
Dialog Group Bhd	3,532,614	1,592,502
Digi.com Bhd	1,873,500	2,100,135
Felda Global Ventures Holdings Bhd	1,358,400	517,277
Gamuda Bhd	965,900	1,195,496
Genting Bhd	1,448,500	3,288,395
Genting Malaysia Bhd	2,155,600	3,017,874
Genting Plantations Bhd	261,700	655,030
Hartalega Holdings Bhd	118,600	195,899
Hong Leong Bank Bhd	116,000	425,247
Hong Leong Financial Group Bhd	198,300	792,991
IHH Healthcare Bhd	4,325,800	5,963,657
IJM Corp. Bhd	1,567,680	1,270,352
IOI Corp. Bhd	2,439,818	2,546,259
IOI Properties Group Bhd	1,044,058	512,011
KLCCP Stapled Group	399,100	728,144
KNM Group Bhd(1)	5,003,150	286,229
Kuala Lumpur Kepong Bhd	358,700	2,077,080
Lafarge Malaysia Bhd	942,950	1,258,273
Magnum Bhd	940,340	375,542
Malayan Banking Bhd	1,117,087	2,489,086
Malaysia Airports Holdings Bhd	342,800	700,343
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	126,907
Malaysian Resources Corp. Bhd	761,400	216,685

Security	Shares	Value

Malaysia (continued)
Maxis Bhd	1,496,900	$1,975,561
Media Prima Bhd	575,000	120,844
MISC Bhd	482,400	832,063
MMC Corp. Bhd	1,217,800	682,162
My EG Services Bhd	727,950	367,126
Nestle Malaysia Bhd	12,300	241,054
Petronas Chemicals Group Bhd	3,391,200	5,509,262
Petronas Dagangan Bhd	507,500	2,818,965
Petronas Gas Bhd	378,800	1,657,519
PPB Group Bhd	404,100	1,590,766
Press Metal Bhd	4,114,320	2,738,716
Public Bank Bhd	461,120	2,184,286
RHB Bank Bhd	662,800	774,063
Sapura Energy Bhd	5,340,168	1,921,440
Silverlake Axis, Ltd.	703,200	300,480
Sime Darby Bhd	1,193,039	2,633,145
Sunway Bhd	307,646	307,506
Supermax Corp. Bhd	1,732,700	776,798
Telekom Malaysia Bhd	1,249,900	1,857,437
Tenaga Nasional Bhd	1,933,125	6,373,588
Top Glove Corp. Bhd	1,427,800	1,913,459
UEM Sunrise Bhd(1)	1,683,050	451,860
UMW Holdings Bhd(1)	448,400	610,570
UMW Oil & Gas Corp. Bhd(1)	1,012,090	70,940
Unisem (M) Bhd	2,784,300	2,494,831
WCT Holdings Bhd(1)	734,737	325,916
YTL Corp. Bhd	2,863,465	936,109
YTL Power International Bhd	1,883,197	615,648

		$86,060,734

Mauritius — 0.8%
Alteo, Ltd.	852,532	$892,734
Attitude Property, Ltd.	700,989	226,095
CIEL, Ltd.	1,801,109	398,321
CIM Financial Services, Ltd.	3,603,829	994,736
ENL Land, Ltd.	41,615	59,037
LUX Island Resorts, Ltd.	987,060	1,729,596
MCB Group, Ltd.	1,305,689	10,560,900
Phoenix Beverages, Ltd.	24,345	343,899
Rogers & Co., Ltd.	2,004,091	1,765,718
SBM Holdings, Ltd.	14,621,998	3,368,543
Sun, Ltd., Class A(1)	449,032	553,505
Terra Mauricia, Ltd.	638,420	633,909
United Basalt Products, Ltd.	334,219	1,191,311

		$22,718,304

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico — 5.8%
Alfa SAB de CV, Series A	5,242,472	$7,276,589
Alsea SAB de CV	694,800	2,703,876
America Movil SAB de CV, Series L	25,844,950	22,836,178
America Movil SAB de CV, Series L ADR	225,701	3,990,394
Arca Continental SAB de CV	403,380	2,998,868
Bolsa Mexicana de Valores SAB de CV	1,323,775	2,273,896
Cemex SAB de CV ADR(1)	238,073	2,311,689
Cemex SAB de CV, Series CPO(1)	7,728,239	7,466,688
Coca-Cola Femsa SAB de CV, Series L	319,500	2,719,137
El Puerto de Liverpool SAB de CV	163,780	1,471,973
Fibra Uno Administracion SA de CV	2,054,090	3,827,225
Fomento Economico Mexicano SAB de CV ADR	1,400	141,232
Fomento Economico Mexicano SAB de CV, Series UBD	1,189,956	11,998,821
Genomma Lab Internacional SAB de CV(1)	2,778,500	3,566,281
Gentera SAB de CV	2,133,200	3,235,298
Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,587	4,239,919
Grupo Aeroportuario del Sureste SAB de CV, Class B	206,415	4,388,717
Grupo Bimbo SAB de CV, Series A	1,376,145	3,460,751
Grupo Carso SAB de CV, Series A1	934,900	3,905,023
Grupo Elektra SAB de CV	76,153	3,403,433
Grupo Financiero Banorte SAB de CV, Class O	1,803,600	11,953,757
Grupo Financiero Inbursa SAB de CV, Class O	3,836,400	6,893,775
Grupo Mexico SAB de CV, Series B	2,709,379	8,819,464
Grupo Sanborns SAB de CV	226,889	274,650
Grupo Simec SA de CV, Series B(1)	133,800	477,704
Grupo Televisa SAB ADR	431,500	11,486,530
Grupo Televisa SAB, Series CPO	1,550,600	8,271,028
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	958,200	1,830,013
Industrias CH SAB de CV, Series B(1)	225,500	1,092,888
Industrias Penoles SAB de CV	126,965	3,116,624
Infraestructura Energetica Nova SAB de CV	180,000	1,019,183
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,452,358
Mexichem SAB de CV	1,049,899	2,995,920
Minera Frisco SAB de CV(1)	714,800	455,320
Organizacion Soriana SAB de CV, Class B(1)	120,000	297,194
Promotora y Operadora de Infraestructura SAB de CV	345,845	3,794,242
Telesites SAB de CV(1)	1,386,268	1,014,637
Ternium SA ADR	26,100	798,660
TV Azteca SAB de CV, Series CPO	1,240,300	236,181
Wal-Mart de Mexico SAB de CV, Series V	3,152,980	7,296,884

		$172,793,000

Morocco — 0.8%
Attijariwafa Bank	84,175	$3,985,576
Banque Centrale Populaire	71,323	2,191,451

Security	Shares	Value

Morocco (continued)
BMCE Bank	63,923	$1,389,661
Cosumar	61,500	1,849,820
Douja Promotion Groupe Addoha SA	160,235	796,634
Label Vie	3,100	492,406
LafargeHolcim Maroc SA	19,430	4,462,171
Lesieur Cristal	53,800	912,350
Managem SA	5,236	889,851
Maroc Telecom	299,850	4,336,650
Samir(1)(2)	15,717	0
Taqa Morocco	13,828	1,236,964

		$22,543,534

Nigeria — 0.6%
Access Bank PLC	26,850,917	$732,107
Dangote Cement PLC	4,601,375	2,793,640
Dangote Sugar Refinery PLC	5,586,250	181,394
Diamond Bank PLC(1)	16,654,000	58,602
Ecobank Transnational, Inc.	14,145,874	632,868
FBN Holdings PLC	40,511,481	658,994
FCMB Group PLC	14,697,603	50,091
Fidelity Bank PLC	22,430,824	76,322
Flour Mills of Nigeria PLC	2,057,956	161,469
Forte Oil PLC(1)	1,622,126	258,513
Guaranty Trust Bank PLC	28,968,558	3,073,973
Guiness Nigeria PLC	956,691	172,104
Lafarge Africa PLC	5,098,121	800,268
Lekoil, Ltd.(1)	2,651,411	603,788
Nestle Nigeria PLC	413,429	1,128,856
Nigerian Breweries PLC	4,747,707	2,153,920
Oando PLC(1)	27,394,906	580,689
PZ Cussons Nigeria PLC	2,100,282	137,017
SEPLAT Petroleum Development Co. PLC(1)(3)	996,758	1,395,969
Skye Bank PLC(1)	16,828,665	31,080
Stanbic IBTC Holdings PLC	1,977,675	192,613
Transnational Corp. of Nigeria PLC(1)	19,112,836	75,041
UAC of Nigeria PLC	4,651,935	211,814
Unilever Nigeria PLC	2,740,833	295,531
United Bank for Africa PLC	29,618,308	780,641
Zenith Bank PLC	31,763,724	2,121,454

		$19,358,758

Oman — 0.6%
Al Anwar Ceramic Tiles Co.	1,033,027	$349,507
Bank Dhofar SAOG	2,090,131	1,180,370
Bank Muscat SAOG	2,646,084	2,570,358

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oman (continued)
Bank Sohar SAOG	2,706,490	$1,005,563
Dhofar International Development & Investment Holding SAOG(1)	339,824	278,046
HSBC Bank Oman SAOG	915,535	285,285
National Bank of Oman SAOG	1,631,544	876,287
Oman Cables Industry SAOG	127,600	493,187
Oman Cement Co. SAOG	951,260	1,097,601
Oman Flour Mills Co. SAOG	90,796	191,017
Oman Telecommunications Co. SAOG	936,551	2,746,741
Ominvest	1,442,590	1,834,296
Ooredoo	731,509	816,115
Phoenix Power Co. SAOC	2,829,100	867,020
Raysut Cement Co. SAOG	634,342	1,483,738
Renaissance Services SAOG(1)	1,523,972	714,102
Sembcorp Salalah Power & Water Co.	1,120,000	636,980

		$17,426,213

Pakistan — 1.3%
Adamjee Insurance Co., Ltd.	1,115,744	$762,317
Bank Alfalah, Ltd.(1)	2,236,538	838,105
Cherat Cement Co., Ltd.	231,500	348,248
D.G. Khan Cement Co., Ltd.	322,232	592,285
Engro Corp., Ltd.	487,387	1,509,037
Engro Fertilizers, Ltd.	610,528	336,979
Engro Foods, Ltd.	512,800	600,179
Fatima Fertilizer Co., Ltd.	680,500	210,008
Fauji Cement Co., Ltd.	1,580,000	603,781
Fauji Fertilizer Bin Qasim, Ltd.	1,026,000	370,398
Fauji Fertilizer Co., Ltd.	1,398,110	1,065,861
Ferozsons Laboratories, Ltd.	38,000	131,560
Habib Bank, Ltd.	1,125,817	2,522,777
Hub Power Co., Ltd.	3,388,900	3,987,747
K-Electric, Ltd.(1)	11,230,000	698,590
Kot Addu Power Co., Ltd.	1,364,400	964,099
Lucky Cement, Ltd.	303,500	2,039,406
Maple Leaf Cement Factory, Ltd.	555,500	601,173
Mari Petroleum Co., Ltd.	43,100	715,652
MCB Bank, Ltd.	1,209,730	2,371,153
Millat Tractors, Ltd.	97,690	1,265,872
National Bank of Pakistan	672,540	389,210
Nishat Mills, Ltd.	2,394,071	3,756,193
Oil & Gas Development Co., Ltd.	1,122,391	1,664,843
Pak Elektron, Ltd.	892,000	877,487
Pak Suzuki Motor Co., Ltd.	106,700	629,230
Pakistan Oilfields, Ltd.	188,600	862,260
Pakistan Petroleum, Ltd.	837,777	1,413,563

Security	Shares	Value

Pakistan (continued)
Pakistan State Oil Co., Ltd.	422,920	$1,581,393
Pakistan Telecommunication Co., Ltd.	1,949,200	264,339
Searle Co., Ltd. (The)	577,003	2,686,126
SUI Southern Gas Co., Ltd.(1)	1,500,051	586,988
TRG Pakistan(1)	1,992,000	790,392
United Bank, Ltd.	556,245	1,096,984

		$39,134,235

Panama — 0.3%
Copa Holdings SA, Class A	65,167	$8,175,852

		$8,175,852

Peru — 1.5%
Alicorp SAA	2,861,818	$7,338,901
BBVA Banco Continental SA	558,246	680,473
Cementos Pacasmayo SAA	192,689	454,890
Cia de Minas Buenaventura SA ADR	281,597	3,446,747
Cia Minera Milpo SA(1)	676,862	781,195
Credicorp, Ltd.	82,300	15,237,022
Engie Energia Peru SA	15,994	39,979
Ferreycorp SAA	3,485,530	1,936,107
Fossal SAA(1)	48,911	6,037
Grana y Montero SAA(1)	1,558,220	1,019,419
Intercorp Financial Services, Inc.	58,290	2,011,005
Southern Copper Corp.	267,776	10,534,308
Volcan Cia Minera SAA, Class B	3,886,275	1,019,390

		$44,505,473

Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	1,554,400	$2,340,161
Aboitiz Power Corp.	3,330,700	2,573,483
ABS-CBN Holdings Corp. PDR	138,370	119,993
Alliance Global Group, Inc.	2,794,300	794,966
Ayala Corp.	181,315	3,106,268
Ayala Land, Inc.	4,407,900	3,668,504
Ayala Land, Inc., PFC Shares(2)	3,951,800	0
Bank of the Philippine Islands	1,157,055	2,397,622
BDO Unibank, Inc.	1,277,344	3,185,250
Bloomberry Resorts Corp.(1)	12,417,700	2,166,564
Cosco Capital, Inc.	3,726,300	570,916
D&L Industries, Inc.	4,814,000	1,169,455
DMCI Holdings, Inc.	3,819,500	1,218,321
Emperador, Inc.	4,313,300	640,069
Energy Development Corp.	16,100,700	1,904,881
Filinvest Land, Inc.	9,303,000	326,399

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
First Gen Corp.	2,859,922	$980,512
First Philippine Holdings Corp.	587,500	768,396
Globe Telecom, Inc.	45,740	1,918,924
GT Capital Holdings, Inc.	55,025	1,323,256
International Container Terminal Services, Inc.	666,670	1,410,803
JG Summit Holdings, Inc.	1,959,520	3,086,679
Jollibee Foods Corp.	1,179,850	5,257,337
Lopez Holdings Corp.	4,600,000	637,910
LT Group, Inc.	1,873,000	653,599
Manila Electric Co.	523,630	2,895,489
Manila Water Co.	1,633,000	1,035,149
Megaworld Corp.	12,596,000	1,198,148
Melco Resorts And Entertainment (Philippines) Corp.(1)	3,711,400	662,151
Metro Pacific Investments Corp.	7,682,400	1,033,504
Metropolitan Bank & Trust Co.	967,766	1,668,956
Nickel Asia Corp.	5,281,800	627,765
Petron Corp.	4,267,400	800,163
Philex Mining Corp.	6,094,825	1,068,284
PLDT, Inc.	214,145	6,947,721
Puregold Price Club, Inc.	2,240,100	2,091,717
Robinsons Land Corp.	1,187,900	605,250
Robinsons Retail Holdings, Inc.	1,269,250	2,179,838
San Miguel Corp.	375,000	754,914
Security Bank Corp.	243,300	1,127,958
Semirara Mining & Power Corp.	905,730	3,042,498
SM Investments Corp.	329,603	5,270,970
SM Prime Holdings, Inc.	8,118,399	5,617,534
SSI Group, Inc.(1)	2,061,000	177,506
Travellers International Hotel Group, Inc.	3,521,900	235,076
Universal Robina Corp.	1,737,930	5,543,556
Vista Land & Lifescapes, Inc.	3,675,000	436,098

		$87,240,513

Poland — 3.0%
Alior Bank SA(1)	65,097	$1,159,647
AmRest Holdings SE(1)	12,198	1,254,247
Asseco Poland SA	480,583	6,040,842
Bank Handlowy w Warszawie SA	39,181	774,075
Bank Millennium SA(1)	687,285	1,474,979
Bank Pekao SA	116,468	4,138,342
Bank Zachodni WBK SA	19,800	2,090,500
Boryszew SA(1)	122,670	372,174
Budimex SA	33,545	2,063,361
CCC SA	51,714	3,510,112
Ciech SA(1)	42,262	678,551

Security	Shares	Value

Poland (continued)
Cyfrowy Polsat SA	468,823	$3,341,852
Enea SA	456,516	1,924,350
Energa SA	523,100	1,852,135
Eurocash SA	317,200	3,133,392
Getin Noble Bank SA(1)	774,062	303,369
Grupa Azoty SA	74,494	1,457,013
Grupa Lotos SA(1)	86,962	1,175,071
ING Bank Slaski SA(1)	39,601	2,177,352
Jastrzebska Spolka Weglowa SA(1)	89,767	2,066,566
KGHM Polska Miedz SA	180,983	6,157,281
LPP SA	2,121	4,133,616
Lubelski Wegiel Bogdanka SA	12,326	245,962
mBank SA(1)	13,504	1,708,180
Netia SA	981,002	1,080,055
Orange Polska SA(1)	1,700,793	2,579,285
PGE SA	1,599,158	5,827,621
PKP Cargo SA(1)	51,483	887,766
Polski Koncern Naftowy ORLEN SA	256,752	7,601,760
Polskie Gornictwo Naftowe i Gazownictwo SA	1,614,136	2,999,963
Powszechna Kasa Oszczednosci Bank Polski SA(1)	727,169	7,445,082
Powszechny Zaklad Ubezpieczen SA	439,397	5,412,599
Synthos SA	860,839	1,063,091
Tauron Polska Energia SA(1)	2,384,461	2,527,025

		$90,657,216

Qatar — 1.2%
Aamal Co. QSC	230,040	$710,422
Al Meera Consumer Goods Co.	12,300	500,654
Barwa Real Estate Co.	93,367	852,478
Commercial Bank QSC (The)(1)	129,780	1,105,889
Doha Bank QSC	125,995	1,066,768
Gulf International Services QSC	124,213	776,775
Industries Qatar	130,200	3,422,092
Masraf Al Rayan QSC	267,194	3,050,913
Medicare Group	18,044	418,778
Ooredoo QSC	171,500	4,486,215
Qatar Electricity & Water Co. QSC	65,558	3,530,918
Qatar Gas Transport Co., Ltd.	368,081	1,819,862
Qatar Insurance Co.	90,126	1,723,506
Qatar International Islamic Bank	45,943	726,257
Qatar Islamic Bank	54,850	1,446,902
Qatar National Bank QPSC	152,313	5,739,228
Qatar National Cement Co. QSC	38,265	770,864
Qatar Navigation QSC	61,021	1,116,626
Qatari Investors Group	99,029	1,305,700

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Qatar (continued)
United Development Co. QSC	117,835	$546,143
Vodafone Qatar QSC(1)	726,000	1,841,186

		$36,958,176

Romania — 0.8%
Banca Transilvania SA(1)	8,122,327	$6,114,103
BRD-Groupe Societe Generale SA	677,012	2,474,343
OMV Petrom SA	45,352,995	3,717,441
Societatea Energetica Electrica SA	622,400	2,261,098
Societatea Nationala de Gaze Naturale ROMGAZ SA	326,225	2,387,122
Societatea Nationala Nuclearelectrica SA	794,100	1,466,821
Transelectrica SA	369,345	2,734,810
Transgaz SA Medias	13,144	1,316,861

		$22,472,599

Russia — 5.9%
Aeroflot PJSC	1,504,756	$5,081,428
Alrosa PJSC	650,100	912,717
Evraz PLC(1)	626,150	1,967,845
Federal Grid Co. Unified Energy System PJSC	640,705,440	1,800,608
Gazprom PJSC ADR(6)	385,900	1,508,869
Gazprom PJSC ADR(6)	3,157,995	12,293,222
Globaltrans Investment PLC GDR(4)(6)	47,400	365,454
Globaltrans Investment PLC GDR(4)(6)	207,458	1,598,921
Inter RAO UES PJSC	61,640,070	3,880,299
Lenta, Ltd. GDR(1)(4)(6)	34,542	207,252
Lenta, Ltd. GDR(1)(4)(6)	133,659	802,381
LSR Group PJSC GDR(4)	186,400	466,908
Lukoil PJSC ADR(6)	23,800	1,121,932
Lukoil PJSC ADR(6)	229,382	10,688,109
Luxoft Holding, Inc.(1)	19,800	1,246,410
Magnit PJSC	62,447	9,922,305
Magnit PJSC GDR(4)	109,571	4,021,706
Magnitogorsk Iron & Steel Works PJSC	721,700	408,528
Magnitogorsk Iron & Steel Works PJSC GDR(4)	105,708	786,928
Mail.ru Group, Ltd. GDR(1)(4)	232,150	6,414,565
Mechel PJSC ADR(1)	189,000	899,640
MegaFon PJSC GDR(4)(6)	42,781	411,981
MegaFon PJSC GDR(4)(6)	183,402	1,760,504
MMC Norilsk Nickel PJSC ADR(6)	60,900	914,718
MMC Norilsk Nickel PJSC ADR(6)	592,237	8,788,559
Mobile TeleSystems PJSC	2,006,997	7,944,883
Moscow Exchange MICEX-RTS PJSC	1,378,440	2,483,756
Mosenergo PJSC	8,811,603	385,055
Novatek PJSC GDR(4)	39,308	4,118,356

Security	Shares	Value

Russia (continued)
Novolipetsk Steel PJSC GDR	131,400	$2,745,399
PhosAgro PJSC GDR(4)(6)	12,600	173,880
PhosAgro PJSC GDR(4)(6)	28,064	385,017
PIK Group PJSC(1)	12,354	60,531
Polymetal International PLC	295,128	3,593,905
QIWI PLC ADR	66,466	1,216,992
Rosneft Oil Co. PJSC GDR(4)(6)	117,400	602,262
Rosneft Oil Co. PJSC GDR(4)(6)	613,543	3,151,205
Rosseti PJSC	56,614,437	818,488
Rostelecom PJSC	1,498,617	1,654,988
RusHydro PJSC	229,274,080	2,957,390
Sberbank of Russia PJSC	7,117,248	19,755,985
Severstal PJSC GDR(4)	230,664	3,170,011
Sistema PJSC FC	8,496,578	1,697,154
Sollers PJSC(1)	24,262	212,998
Surgutneftegas OJSC ADR(6)	45,600	199,500
Surgutneftegas OJSC ADR(6)	576,704	2,513,128
Surgutneftegas OJSC, PFC Shares	5,198,000	2,467,349
Tatneft PJSC ADR(6)	6,500	251,453
Tatneft PJSC ADR(6)	148,800	5,737,845
TMK PJSC GDR(4)	64,757	338,483
Transneft PJSC, PFC Shares	1,045	3,143,426
Unipro PJSC	8,737,000	357,309
VEON, Ltd. ADR	663,984	2,715,695
VTB Bank PJSC	2,908,170,000	2,905,835
X5 Retail Group NV GDR(1)(4)(6)	11,435	442,306
X5 Retail Group NV GDR(1)(4)(6)	199,309	7,710,197
Yandex NV, Class A(1)	447,000	12,954,060

		$177,136,630

Slovenia — 0.8%
Cinkarna Celje DD	6,272	$1,240,529
Gorenje DD(1)	133,188	1,039,832
KRKA DD	94,452	6,158,612
Luka Koper	85,401	3,227,878
Petrol(1)	9,174	4,182,719
Pozavarovalnica Sava DD	120,491	2,198,078
Telekom Slovenije DD	27,437	2,726,538
Zavarovalnica Triglav DD	75,019	2,373,575

		$23,147,761

South Africa — 6.1%
AECI, Ltd.	73,130	$587,985
African Phoenix Investments, Ltd.(1)	1,537,194	82,847
African Rainbow Minerals, Ltd.	94,900	676,073

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Anglo American Platinum, Ltd.(1)	58,680	$1,436,982
AngloGold Ashanti, Ltd.	341,930	3,454,538
Aspen Pharmacare Holdings, Ltd.	392,807	8,233,127
Astral Foods, Ltd.	18,500	203,501
Aveng, Ltd.(1)	939,990	371,861
AVI, Ltd.	281,000	2,089,823
Barclays Africa Group, Ltd.	126,562	1,389,385
Barloworld, Ltd.	662,120	5,958,335
Bid Corp., Ltd.	366,496	8,801,728
Bidvest Group, Ltd. (The)	605,796	7,711,558
Capitec Bank Holdings, Ltd.	37,400	2,439,722
Clicks Group, Ltd.	167,700	1,901,422
DataTec, Ltd.	160,600	699,803
Discovery, Ltd.	96,631	1,028,630
Exxaro Resources, Ltd.	118,010	974,466
FirstRand, Ltd.	843,545	3,318,092
Foschini Group, Ltd. (The)	63,545	731,501
Gold Fields, Ltd.	509,300	2,031,727
Grindrod, Ltd.(1)	340,300	319,621
Group Five, Ltd.	81,460	105,293
Growthpoint Properties, Ltd.	1,042,876	1,962,118
Harmony Gold Mining Co., Ltd.	374,410	669,091
Hyprop Investments, Ltd.	92,800	832,212
Impala Platinum Holdings, Ltd.(1)	533,748	1,425,113
Imperial Holdings, Ltd.	78,001	1,030,306
Investec, Ltd.	182,794	1,368,048
JSE, Ltd.	105,800	1,059,284
Kumba Iron Ore, Ltd.(1)	66,960	999,445
Lewis Group, Ltd.	62,700	146,537
Liberty Holdings, Ltd.	107,168	919,405
Life Healthcare Group Holdings, Ltd.	1,510,419	2,902,891
Massmart Holdings, Ltd.	149,614	1,256,630
Mediclinic International PLC	253,849	2,467,414
MMI Holdings, Ltd.	692,950	1,086,851
Mondi, Ltd.	91,130	2,365,966
Mr Price Group, Ltd.	91,080	1,196,940
MTN Group, Ltd.	1,815,795	16,327,295
Murray & Roberts Holdings, Ltd.	915,850	962,530
Nampak, Ltd.(1)	465,438	675,000
Naspers, Ltd., Class N	98,247	21,717,930
Nedbank Group, Ltd.	104,031	1,730,294
Netcare, Ltd.	1,305,994	2,430,427
Northam Platinum, Ltd.(1)	207,738	723,020
Pick’n Pay Stores, Ltd.	371,278	1,786,958
PPC, Ltd.(1)	468,427	169,803
Rand Merchant Investment Holdings, Ltd.	479,034	1,527,426

Security	Shares	Value

South Africa (continued)
Redefine Properties, Ltd.	2,311,150	$1,890,147
Remgro, Ltd.	167,010	2,709,854
Reunert, Ltd.	407,260	2,221,572
RMB Holdings, Ltd.	388,133	1,873,221
Sanlam, Ltd.	427,873	2,154,999
Sappi, Ltd.	345,500	2,288,617
Sasol, Ltd.	269,000	8,108,199
Shoprite Holdings, Ltd.	352,900	5,399,320
Sibanye Gold, Ltd.	503,600	642,790
SPAR Group, Ltd. (The)	147,000	1,842,510
Standard Bank Group, Ltd.	298,646	3,710,014
Steinhoff International Holdings NV	787,883	3,992,003
Sun International, Ltd.	30,482	128,350
Telkom SA SOC, Ltd.	309,050	1,525,459
Tiger Brands, Ltd.	142,550	4,322,014
Tongaat Hulett, Ltd.	99,910	900,248
Truworths International, Ltd.	300,800	1,725,629
Vodacom Group, Ltd.	613,500	8,290,075
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,103,387
Woolworths Holdings, Ltd.	287,328	1,373,228

		$180,488,590

South Korea — 6.2%
AMOREPACIFIC Corp.	12,580	$3,187,309
AMOREPACIFIC Group	6,000	651,242
Asiana Airlines, Inc.(1)	92,200	426,137
BNK Financial Group, Inc.	68,935	696,558
Celltrion, Inc.(1)	76,365	7,401,052
Cheil Worldwide, Inc.	51,100	929,224
CJ CheilJedang Corp.	6,096	2,014,797
CJ Corp.	3,500	606,689
CJ Korea Express Corp.(1)	2,049	341,336
CJ O Shopping Co., Ltd.	3,130	556,207
Coway Co., Ltd.	14,240	1,260,696
Daelim Industrial Co., Ltd.	8,650	708,844
Daesang Corp.	8,000	183,720
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	481,496
Daewoo Industrial Development Co., Ltd.(1)	3,657	3,758
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(2)	45,532	0
Daewoong Pharmaceutical Co., Ltd.	5,630	469,046
DGB Financial Group Co., Ltd.	34,537	368,946
Dong-A Pharmaceutical Co., Ltd.	2,407	277,704
Dong-A ST Co., Ltd.	4,078	302,488
Dongbu Insurance Co., Ltd.	9,940	711,434
Dongkuk Steel Mill Co., Ltd.	67,733	868,308

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Doosan Corp.	6,101	$643,298
Doosan Heavy Industries & Construction Co., Ltd.	23,400	430,834
Doosan Infracore Co., Ltd.(1)	34,600	248,995
E-MART, Inc.	10,328	2,344,550
GS Engineering & Construction Corp.(1)	19,935	566,867
GS Holdings Corp.	45,920	3,095,333
Hana Financial Group, Inc.	61,100	2,787,819
Hanjin Kal Corp.(1)	19,283	405,215
Hankook Tire Co., Ltd.	21,623	1,208,356
Hanmi Pharmaceutical Co., Ltd.(1)	8,834	2,904,030
Hanmi Science Co., Ltd.(1)	8,881	660,991
Hansol Holdings Co., Ltd.(1)	37,566	209,133
Hansol Paper Co., Ltd.	22,933	389,366
Hanwha Chemical Corp.	47,550	1,433,227
Hanwha Corp.	11,790	515,675
Hanwha Techwin Co., Ltd.(1)	9,095	324,599
Hite-Jinro Co., Ltd.	20,121	430,608
Hyosung Corp.	8,368	1,252,692
Hyundai Construction Equipment Co., Ltd.(1)	550	180,130
Hyundai Department Store Co., Ltd.	7,615	755,478
Hyundai Development Co. Engineering & Construction	15,700	598,032
Hyundai Electric & Energy System Co., Ltd.(1)	569	164,743
Hyundai Engineering & Construction Co., Ltd.	15,844	640,771
Hyundai Glovis Co., Ltd.	4,770	669,312
Hyundai Heavy Industries Co., Ltd.(1)	8,701	1,355,746
Hyundai Marine & Fire Insurance Co., Ltd.	15,956	647,352
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	506,354
Hyundai Mobis Co., Ltd.	14,074	3,093,002
Hyundai Motor Co.	36,039	4,665,452
Hyundai Robotics Co., Ltd.(1)	867	341,284
Hyundai Steel Co.	26,879	1,504,865
Hyundai Wia Corp.	5,400	333,051
Industrial Bank of Korea	66,080	912,835
Kakao Corp.	5,600	599,858
Kangwon Land, Inc.	30,266	1,000,965
KB Financial Group, Inc.	75,301	4,003,768
KCC Corp.	2,345	913,918
Kia Motors Corp.	53,420	1,745,594
Korea Electric Power Corp.	207,095	8,256,472
Korea Gas Corp.(1)	29,048	1,302,997
Korea Investment Holdings Co., Ltd.	13,590	864,701
Korea Zinc Co., Ltd.	4,175	1,840,580
Korean Air Lines Co., Ltd.(1)	10,010	317,873
Korean Reinsurance Co.	29,387	338,777
KT Corp.	69,653	2,165,813
KT Corp. ADR	16,800	305,592

Security	Shares	Value

South Korea (continued)
KT&G Corp.	51,115	$5,206,506
Kumho Petrochemical Co., Ltd.	12,900	869,651
LG Chem, Ltd.	13,533	3,967,548
LG Corp.	29,710	2,001,491
LG Display Co., Ltd.	19,325	545,305
LG Electronics, Inc.	25,843	1,549,148
LG Hausys, Ltd.	2,858	280,883
LG Household & Health Care, Ltd.	4,550	4,029,222
LG International Corp.	20,600	541,203
LG Uplus Corp.	180,229	2,679,343
Lotte Chemical Corp.	4,379	1,441,722
LOTTE Fine Chemical Co., Ltd.	18,150	701,031
Lotte Shopping Co., Ltd.	5,065	1,189,758
LS Corp.	7,030	528,439
LS Industrial Systems Co., Ltd.	9,200	474,807
Medy-Tox, Inc.	3,894	2,056,573
Mirae Asset Daewoo Co., Ltd.	76,889	745,861
Naver Corp.	1,979	1,420,974
NCsoft Corp.	2,450	790,236
NH Investment & Securities Co., Ltd.	42,208	533,888
NHN Entertainment Corp.(1)	4,718	323,336
Nong Shim Co., Ltd.	3,700	1,056,067
OCI Co., Ltd.	11,537	951,609
Orion Corp./Republic of Korea(1)	10,527	772,322
Orion Holdings Corp.	5,472	134,958
POSCO	22,172	6,625,323
Posco Daewoo Corp.	21,675	455,151
S-Oil Corp.	33,212	3,459,638
S1 Corp.	6,966	573,985
Samsung Biologics Co., Ltd.(1)(3)	7,181	1,745,591
Samsung C&T Corp.	17,126	2,126,785
Samsung Card Co., Ltd.	8,160	289,374
Samsung Electro-Mechanics Co., Ltd.	5,701	476,108
Samsung Electronics Co., Ltd.	7,469	16,061,927
Samsung Fire & Marine Insurance Co., Ltd.	7,379	1,925,136
Samsung Heavy Industries Co., Ltd.(1)	67,350	674,006
Samsung Life Insurance Co., Ltd.	16,110	1,806,661
Samsung SDI Co., Ltd.	6,517	979,290
Samsung Securities Co., Ltd.	16,440	595,922
Shinhan Financial Group Co., Ltd.	85,451	4,061,227
Shinsegae, Inc.	3,084	655,401
SK Chemicals Co., Ltd.	10,382	635,208
SK Holdings Co., Ltd.	6,584	1,596,911
SK Hynix, Inc.	37,255	2,190,309
SK Innovation Co., Ltd.	50,491	7,968,788
SK Networks Co., Ltd.	64,010	362,100

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
SK Telecom Co., Ltd.	33,082	$8,179,581
ViroMed Co., Ltd.(1)	9,440	860,536
Woori Bank	61,986	1,058,662
Yuanta Securities Korea Co., Ltd.(1)	78,565	272,476
Yuhan Corp.	6,540	1,382,332
Zyle Daewoo Motor Sales Corp.(1)	5,113	6,031

		$184,140,234

Sri Lanka — 0.7%
Access Engineering PLC	3,199,414	$556,205
Aitken Spence PLC	1,072,547	455,045
Ceylon Tobacco Co. PLC	140,993	872,625
Chevron Lubricants Lanka PLC	1,821,700	1,737,785
Commercial Bank of Ceylon PLC	2,081,782	1,868,222
DFCC Bank PLC	293,137	238,076
Dialog Axiata PLC	17,294,868	1,294,841
Hatton National Bank PLC	1,527,082	2,311,675
Hemas Holdings PLC	500,000	478,623
John Keells Holdings PLC	3,927,989	4,446,137
Lanka IOC PLC	1,479,571	327,983
Melstacorp PLC	6,738,108	2,919,516
National Development Bank PLC	773,114	709,810
Nations Trust Bank PLC	376,548	196,241
Sampath Bank PLC	898,108	1,573,625
Teejay Lanka PLC	1,705,074	456,483

		$20,442,892

Taiwan — 5.8%
AcBel Polytech, Inc.	429,000	$330,225
Acer, Inc.	593,519	291,650
Advanced Semiconductor Engineering, Inc.	525,123	704,525
AirTAC International Group	102,150	1,381,724
AmTRAN Technology Co., Ltd.	650,067	418,673
Asia Cement Corp.	1,507,356	1,332,205
Asia Optical Co., Inc.	198,907	468,163
Asustek Computer, Inc.	63,325	588,942
AU Optronics Corp.	1,011,837	409,620
Capital Securities Corp.	711,928	234,105
Catcher Technology Co., Ltd.	71,183	818,099
Cathay Financial Holding Co., Ltd.	1,631,533	2,658,396
Center Laboratories, Inc.(1)	475,956	931,459
Chailease Holding Co., Ltd.	425,224	1,222,418
Chang Hwa Commercial Bank, Ltd.	1,969,025	1,154,299
Cheng Shin Rubber Industry Co., Ltd.	1,362,672	2,756,240
Chicony Electronics Co., Ltd.	277,666	714,438

Security	Shares	Value

Taiwan (continued)
China Airlines, Ltd.	2,591,887	$796,531
China Development Financial Holding Corp.	3,842,050	1,158,801
China Life Insurance Co., Ltd.	949,954	1,005,095
China Motor Corp.	881,315	761,507
China Petrochemical Development Corp.(1)	2,633,564	1,099,012
China Steel Corp.	5,100,734	4,188,267
Chipbond Technology Corp.	189,000	311,322
Chong Hong Construction Co., Ltd.	184,999	439,261
Chunghwa Telecom Co., Ltd.	2,646,746	8,946,529
Clevo Co.	394,155	352,238
Compal Electronics, Inc.	572,345	380,119
Coretronic Corp.	389,702	492,998
CTBC Financial Holding Co., Ltd.	4,658,275	2,992,794
Delta Electronics, Inc.	190,151	1,010,387
Dynapack International Technology Corp.	183,374	237,906
E Ink Holdings, Inc.	278,000	297,212
E.Sun Financial Holding Co., Ltd.	2,631,080	1,677,307
Eclat Textile Co., Ltd.	142,159	1,636,670
Elan Microelectronics Corp.	183,300	277,476
Epistar Corp.(1)	526,472	503,269
EVA Airways Corp.	1,737,249	841,862
Evergreen International Storage & Transport Corp.	868,000	402,425
Evergreen Marine Corp.(1)	2,373,754	1,300,773
Everlight Electronics Co., Ltd.	142,291	216,444
Far Eastern Department Stores, Ltd.	1,427,995	711,825
Far Eastern New Century Corp.	2,912,695	2,397,210
Far EasTone Telecommunications Co., Ltd.	1,332,084	3,220,482
Faraday Technology Corp.	244,128	334,592
Feng Hsin Steel Co., Ltd.	183,260	313,823
FIH Mobile, Ltd.	1,391,000	464,767
First Financial Holding Co., Ltd.	2,529,988	1,708,833
Formosa Chemicals & Fibre Corp.	1,314,399	3,960,167
Formosa International Hotels Corp.	118,084	611,995
Formosa Petrochemical Corp.	1,005,320	3,529,185
Formosa Plastics Corp.	1,601,896	4,804,212
Formosa Taffeta Co., Ltd.	842,000	833,735
Formosan Rubber Group, Inc.	389,700	194,117
Foxconn Technology Co., Ltd.	109,087	327,989
Fubon Financial Holding Co., Ltd.	1,423,596	2,211,491
Giant Manufacturing Co., Ltd.	262,208	1,294,291
Goldsun Building Materials Co., Ltd.(1)	1,672,928	520,139
Great Wall Enterprise Co., Ltd.	930,888	1,009,904
Highwealth Construction Corp.	441,669	731,260
Hiwin Technologies Corp.	235,334	1,708,753
Hon Hai Precision Industry Co., Ltd.	1,268,434	4,933,035
Hota Industrial Manufacturing Co., Ltd.	128,360	587,481

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Hotai Motor Co., Ltd.	240,000	$2,916,378
HTC Corp.(1)	185,535	440,385
Hu Lane Associate, Inc.	181,000	1,078,983
Hua Nan Financial Holdings Co., Ltd.	2,635,315	1,540,265
Innolux Corp.	1,213,762	592,083
Inventec Corp.	324,966	259,589
Kenda Rubber Industrial Co., Ltd.	238,367	373,691
Kinpo Electronics, Inc.	2,159,000	790,380
Kinsus Interconnect Technology Corp.	182,000	490,546
Largan Precision Co., Ltd.	9,795	1,787,189
Lite-On Technology Corp.	240,941	389,943
MediaTek, Inc.	151,462	1,333,306
Medigen Biotechnology Corp.(1)	69,000	110,991
Mega Financial Holding Co., Ltd.	2,860,730	2,421,180
Merida Industry Co., Ltd.	233,657	1,117,853
Nan Kang Rubber Tire Co., Ltd.	1,153,253	1,055,423
Nan Ya Plastics Corp.	1,838,214	4,626,603
Neo Solar Power Corp.(1)	685,542	316,616
Novatek Microelectronics Corp., Ltd.	138,942	528,349
Pegatron Corp.	223,028	727,406
Phison Electronics Corp.	17,363	241,207
Pou Chen Corp.	1,957,819	2,644,776
Powertech Technology, Inc.	111,865	362,486
President Chain Store Corp.	619,664	5,250,858
Quanta Computer, Inc.	317,508	752,797
Radiant Opto-Electronics Corp.	141,264	335,576
Radium Life Tech Co., Ltd.(1)	633,422	277,948
Realtek Semiconductor Corp.	74,002	276,905
Ruentex Development Co., Ltd.(1)	437,306	473,614
Ruentex Industries, Ltd.	701,060	1,040,343
Sanyang Motor Co., Ltd.	1,819,866	1,261,558
ScinoPharm Taiwan, Ltd.	245,523	332,975
Shin Kong Financial Holding Co., Ltd.	3,899,606	1,042,454
Shin Kong Synthetic Fibers Corp.	1,321,483	401,371
Siliconware Precision Industries Co., Ltd.	343,243	565,244
Simplo Technology Co., Ltd.	50,889	161,667
Sino-American Silicon Products, Inc.	268,233	538,009
SinoPac Financial Holdings Co., Ltd.	3,681,591	1,154,368
St. Shine Optical Co., Ltd.	22,000	453,248
Synnex Technology International Corp.	380,358	422,937
Tainan Spinning Co., Ltd.	941,822	411,503
Taishin Financial Holding Co., Ltd.	2,617,309	1,230,816
Taiwan Business Bank	2,269,804	644,183
Taiwan Cement Corp.	1,686,830	1,954,988
Taiwan Cooperative Financial Holding Co., Ltd.	2,454,649	1,341,351
Taiwan Fertilizer Co., Ltd.	615,000	835,112

Security	Shares	Value

Taiwan (continued)
Taiwan Glass Industry Corp.(1)	542,564	$277,641
Taiwan Mobile Co., Ltd.	1,302,296	4,660,757
Taiwan Semiconductor Manufacturing Co., Ltd.	1,448,465	10,239,053
Taiwan Tea Corp.	395,711	212,269
Tatung Co., Ltd.(1)	2,377,785	999,812
Teco Electric & Machinery Co., Ltd.	2,247,000	2,116,145
Tong Yang Industry Co., Ltd.	758,608	1,408,259
TPK Holding Co., Ltd.(1)	155,148	520,946
Tripod Technology Corp.	234,535	765,671
TSRC Corp.	693,063	778,221
TTY Biopharm Co., Ltd.	534,330	1,741,892
Tung Ho Steel Enterprise Corp.	991,060	818,836
U-Ming Marine Transport Corp.	186,000	193,360
Uni-President Enterprises Corp.	4,204,831	8,047,383
Unimicron Technology Corp.	667,000	433,723
United Microelectronics Corp.	1,215,090	557,714
Walsin Lihwa Corp.	2,539,000	1,117,990
Wan Hai Lines, Ltd.	518,962	297,249
Waterland Financial Holdings	1,147,886	363,789
Wei Chuan Food Corp.(1)	623,000	383,796
Wistron Corp.	273,143	275,640
WPG Holdings Co., Ltd.	247,489	346,595
Xxentria Technology Materials Corp.	234,700	488,952
Yageo Corp.	133,593	508,764
Yang Ming Marine Transport(1)	1,153,621	513,606
YFY, Inc.(1)	899,120	305,198
Yieh Phui Enterprise Co., Ltd.(1)	1,772,943	768,970
Yuanta Financial Holding Co., Ltd.	2,872,629	1,231,404
Yulon Motor Co., Ltd.	1,112,950	972,382

		$172,802,142

Thailand — 3.0%
Advanced Info Service PCL(7)	999,300	$5,568,536
Airports of Thailand PCL(7)	2,594,000	4,016,530
AP Thailand PCL(7)	2,428,300	562,161
Bangkok Bank PCL(7)	230,600	1,243,866
Bangkok Dusit Medical Services PCL(7)	5,594,000	3,209,655
Bangkok Land PCL(7)	13,071,100	711,378
Banpu PCL(7)	1,627,000	797,509
BEC World PCL(7)	1,752,100	974,389
Berli Jucker PCL(7)	802,100	1,114,916
BTS Group Holdings PCL(7)	5,448,200	1,408,552
Bumrungrad Hospital PCL(7)	899,500	4,729,017
Central Pattana PCL(7)	537,000	1,121,646
Central Plaza Hotel PCL(7)	268,400	328,976

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
CH. Karnchang PCL(7)	442,520	$379,031
Charoen Pokphand Foods PCL(7)	1,456,900	1,076,804
CP ALL PCL(7)	1,792,500	3,274,168
Delta Electronics (Thailand) PCL(7)	1,422,300	3,798,686
Electricity Generating PCL(7)	413,800	2,710,429
Glow Energy PCL(7)	877,300	2,135,140
Hana Microelectronics PCL(7)	1,730,900	2,089,834
Home Product Center PCL(7)	3,521,555	1,047,685
Indorama Ventures PCL(7)	1,087,200	1,216,066
IRPC PCL(7)	7,649,000	1,264,344
Italian-Thai Development PCL(7)	4,208,006	498,312
Jasmine International PCL(7)	662,900	149,340
Kasikornbank PCL(7)	408,800	2,365,070
KCE Electronics PCL(7)	281,300	730,888
Khon Kaen Sugar Industry PCL(7)	3,574,480	474,667
Kiatnakin Bank PCL(7)	359,500	720,996
Krung Thai Bank PCL(7)	1,231,400	669,836
L.P.N. Development PCL(7)	1,255,000	437,618
Land & Houses PCL(7)	2,593,500	779,278
Minor International PCL(7)	2,813,577	3,576,083
Pruksa Holding PCL(7)	518,200	356,543
PTT Exploration & Production PCL(7)	647,498	1,713,701
PTT Global Chemical PCL(7)	1,325,000	2,853,894
PTT PCL(7)	338,500	3,947,903
Quality House PCL(7)	8,192,646	600,582
Ratchaburi Electricity Generating Holding PCL(7)	676,000	1,096,814
Robinson PCL(7)	644,300	1,128,372
Samart Corp. PCL(7)	2,188,100	940,686
Siam Cement PCL(7)	197,600	3,003,510
Siam City Cement PCL(7)	126,183	1,179,326
Siam Commercial Bank PCL(7)	535,300	2,364,856
Siam Global House PCL, (The)(7)	1,116,150	459,527
Sino-Thai Engineering & Construction PCL(7)	830,657	642,834
Superblock PCL(1)(7)	11,910,000	461,601
Thai Airways International PCL(1)(7)	794,000	443,755
Thai Beverage PCL(7)	4,248,200	2,992,490
Thai Oil PCL(7)	479,200	1,235,267
Thai Union Group PCL(7)	1,460,400	891,060
Thanachart Capital PCL(7)	363,800	522,087
Thoresen Thai Agencies PCL(7)	2,584,565	659,934
TMB Bank PCL(7)	11,654,600	826,844
Total Access Communication PCL(7)	1,130,500	1,841,407
TPI Polene PCL(7)	11,119,000	755,512
True Corp. PCL(1)(7)	8,870,490	1,506,239
TTW PCL(7)	3,598,200	1,178,538

		$88,784,688

Security	Shares	Value

Turkey — 3.0%
Akbank TAS	887,877	$2,641,335
Akcansa Cimento AS	126,800	442,540
Aksa Akrilik Kimya Sanayii AS	251,413	995,640
Aksa Enerji Uretim AS(1)	600,923	707,361
Albaraka Turk Katilim Bankasi AS	522,467	213,926
Anadolu Efes Biracilik ve Malt Sanayii AS	301,358	1,767,917
Arcelik AS	516,256	3,816,247
Aygaz AS	279,132	1,279,074
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	372,500	487,155
BIM Birlesik Magazalar AS	271,885	5,302,625
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	69,682	144,606
Cimsa Cimento Sanayi ve Ticaret AS	141,400	605,162
Coca-Cola Icecek AS	102,495	1,238,593
Dogan Sirketler Grubu Holding AS(1)	1,732,915	409,198
Dogus Otomotiv Servis ve Ticaret AS(1)	111,778	305,043
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	601,528
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	9,265,567	8,381,050
Enka Insaat ve Sanayi AS	1,229,887	1,929,901
Eregli Demir ve Celik Fabrikalari TAS	2,495,893	5,564,676
Ford Otomotiv Sanayi AS	157,461	2,014,624
Gubre Fabrikalari TAS(1)	239,300	365,221
Haci Omer Sabanci Holding AS	565,924	1,739,526
Is Gayrimenkul Yatirim Ortakligi AS	1,603,447	673,968
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,316,004	1,330,492
KOC Holding AS	746,532	3,476,662
Koza Altin Isletmeleri AS(1)	77,300	709,828
Migros Ticaret AS(1)	75,000	634,470
Net Holding AS(1)	325,363	285,661
Pegasus Hava Tasimaciligi AS(1)	36,600	250,830
Petkim Petrokimya Holding AS	1,345,782	2,460,369
TAV Havalimanlari Holding AS	101,888	617,490
Tekfen Holding AS	209,373	650,956
Tofas Turk Otomobil Fabrikasi AS	266,109	2,338,223
Trakya Cam Sanayii AS	330,359	349,437
Tupras-Turkiye Petrol Rafinerileri AS	368,894	11,368,504
Turk Hava Yollari AO(1)	578,119	1,451,654
Turk Sise ve Cam Fabrikalari AS	769,408	984,290
Turk Telekomunikasyon AS(1)	1,467,995	3,026,232
Turkcell Iletisim Hizmetleri AS	2,424,073	8,864,311
Turkiye Garanti Bankasi AS	882,172	2,641,828
Turkiye Halk Bankasi AS	267,144	1,146,146
Turkiye Is Bankasi, Class B	563,039	1,212,038
Turkiye Sinai Kalkinma Bankasi AS	879,989	382,884
Turkiye Vakiflar Bankasi TAO, Class D	458,258	917,235

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Ulker Biskuvi Sanayi AS	269,059	$1,624,607
Vestel Elektronik Sanayi ve Ticaret AS(1)	242,175	495,638
Yapi ve Kredi Bankasi AS(1)	313,444	404,610
Yazicilar Holding AS	158,584	1,140,658

		$90,391,969

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	1,558,421	$3,074,475
Abu Dhabi National Hotels	232,683	205,321
Agthia Group PJSC	1,013,903	1,463,309
Air Arabia PJSC	6,129,835	1,769,350
Ajman Bank PJSC(1)	825,022	267,547
Al Waha Capital PJSC	1,587,889	795,644
Aldar Properties PJSC	4,132,498	2,631,358
Arabtec Holding PJSC(1)	1,673,286	1,576,440
Dana Gas PJSC(1)	5,241,906	912,450
DP World, Ltd.	336,282	7,729,799
Dubai Financial Market PJSC(1)	1,928,561	623,980
Dubai Investments PJSC	1,856,227	1,192,668
Dubai Islamic Bank PJSC	982,741	1,625,643
DXB Entertainments PJSC(1)	4,892,600	1,028,988
Emaar Properties PJSC	2,668,666	5,982,056
Emirates Telecommunications Group Co. PJSC	577,000	2,943,835
First Abu Dhabi Bank PJSC	2,038,161	5,910,151
National Bank of Ras Al-Khaimah PSC (The)	62,608	73,744
National Central Cooling Co. (Tabreed)	828,054	466,290
RAK Properties PJSC	2,150,800	397,997
Ras Al Khaimah Ceramics	351,660	233,970
Union National Bank PJSC	1,310,400	1,614,384

		$42,519,399

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,188,355	$1,973,358
Bao Viet Holdings	307,150	798,369
Development Investment Construction Corp.(1)	322,120	212,746
FPT Corp.	163,350	347,512
HAGL JSC(1)	1,155,511	478,203
Hoa Phat Group JSC	2,676,477	3,802,174
KIDO Group Corp.	633,520	1,240,002
Kinh Bac City Development Share Holding Corp.(1)	328,860	211,877
Masan Group Corp.	408,780	770,043
PetroVietnam Construction JSC(1)	919,725	101,258
PetroVietnam Drilling & Well Services JSC(1)	813,305	476,192
PetroVietnam Fertilizer & Chemical JSC	880,500	894,777
PetroVietnam Gas JSC	166,550	458,824

Security	Shares	Value

Vietnam (continued)
PetroVietnam Technical Services Corp.	1,236,400	$887,003
Pha Lai Thermal Power JSC	483,390	483,820
Phu Nhuan Jewelry JSC	235,560	1,077,002
Refrigeration Electrical Engineering Corp.	186,753	305,601
Saigon Securities, Inc.	198,000	229,003
Tan Tao Investment & Industry JSC(1)	1,554,838	287,153
Vietnam Dairy Products JSC	335,228	2,250,376
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,255,523	1,126,752
Vingroup JSC(1)	1,902,229	3,723,406

		$22,135,451

Total Common Stocks (identified cost $2,583,977,259)		$2,937,520,472

Equity-Linked Securities(3)(8) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/20/20	26,995	$853,019
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	222,899
Al Rajhi Bank	1/22/18	111,080	1,835,019
Al Tayyar	3/5/18	70,167	600,156
Alinma Bank	1/22/18	109,712	467,219
Almarai Co.	7/20/20	79,199	1,680,052
Arab National Bank	3/13/20	70,000	422,233
Bank Albilad	3/5/18	124,748	623,727
Banque Saudi Fransi	1/22/18	100,840	816,794
Dar Al Arkan Real Estate Development	7/20/18	185,500	295,066
Etihad Etisalat Co.	11/20/17	134,038	646,593
Fawaz Abdulaziz Alhokair Co.	2/28/20	60,000	688,392
Jarir Marketing Co.	1/22/18	25,425	1,029,190
Mobile Telecommunications Co.	4/30/18	123,207	289,943
National Industrialization Co.	8/26/19	62,181	234,957
Rabigh Refining and Petrochemicals Co.	7/20/20	92,400	289,020
Riyad Bank	11/20/17	161,200	455,229
Sahara Petrochemical Co.	9/14/18	122,800	427,663
Samba Financial Group	5/6/20	130,582	870,016
Saudi Airlines Catering Co.	5/28/18	5,500	127,232
Saudi Arabian Amiantit Co.	4/30/18	106,500	144,978
Saudi Arabian Fertilizer Co.	7/20/20	21,858	355,839
Saudi Arabian Mining Co.	4/30/18	54,900	700,148
Saudi Basic Industries Corp.	1/22/18	62,380	1,621,858
Saudi British Bank	1/22/18	93,450	636,694

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Saudi Cable Co. (1)(2)	7/20/18	52,056	$0
Saudi Cement Co.	7/20/18	25,900	344,984
Saudi Chemical Co.	4/23/18	25,900	265,558
Saudi Electricity Co.	1/22/18	268,400	1,708,433
Saudi Industrial Investment Group	10/9/17	95,000	488,419
Saudi International Petrochemicals Co.	1/22/18	40,200	156,402
Saudi Kayan Petrochemical Co.	1/22/18	123,009	285,873
Saudi Telecom Co.	4/23/18	98,200	1,939,096
Savola AB	1/24/20	88,024	1,053,929
Yanbu National Petrochemicals Co.	7/20/20	25,838	379,292

Total Equity-Linked Securities (identified cost $27,633,712)			$22,955,922

Rights(1) — 0.0%(5)

Security	Shares	Value

Cosumar, Exp. 8/4/17	61,500	$919,468
Grupo Security SA, Exp. 8/24/17	280,345	11,002
Guiness Nigeria PLC, Exp. 8/30/17	434,859	4,352
Unilever Nigeria PLC, Exp. 9/8/17	1,421,173	37,356

Total Rights (identified cost $407,572)		$972,178

Short-Term Investments — 0.0%(5)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.12%, 8/1/17	$20	$19,570

Total Short-Term Investments (identified cost $19,570)		$19,570

Total Investments — 99.5% (identified cost $2,612,038,113)		$2,961,468,142

Other Assets, Less Liabilities — 0.5%		$16,344,268

Net Assets — 100.0%		$2,977,812,410

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $33,212,752 or 1.1% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $53,427,066 or 1.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	9.8%	$291,469,162
United States Dollar	8.9	263,701,388
South Korean Won	6.2	183,834,642
Brazilian Real	6.0	177,356,503
South African Rand	5.9	176,496,587
Indian Rupee	5.9	176,025,111
New Taiwan Dollar	5.8	172,337,375
Mexican Peso	5.2	154,064,495
Polish Zloty	3.0	90,657,216
New Turkish Lira	3.0	90,391,969
Chilean Peso	3.0	89,372,566
Indonesian Rupiah	3.0	88,897,314
Philippine Peso	2.9	87,240,513
Thai Baht	2.9	85,792,198
Malaysian Ringgit	2.9	85,760,254
Euro	2.6	78,500,598
Russian Ruble	2.3	68,851,032
Kuwaiti Dinar	1.7	51,452,478
United Arab Emirates Dirham	1.4	42,182,595
Egyptian Pound	1.4	41,740,217
Colombian Peso	1.3	39,373,151
Pakistani Rupee	1.3	39,134,235
Qatari Riyal	1.2	36,958,176
Other currency, less than 1% each	11.9	349,878,367

Total Investments	99.5%	$2,961,468,142

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.6%	$553,691,969
Materials	11.7	349,528,029
Consumer Staples	10.5	313,255,390
Industrials	10.1	300,190,192
Telecommunication Services	9.6	284,098,072
Consumer Discretionary	9.5	281,653,376
Energy	8.6	256,576,579
Utilities	6.4	190,986,874
Information Technology	6.1	182,499,781
Health Care	5.0	147,646,737
Real Estate	3.4	101,321,573
Short-Term Investments	0.0 (1)	19,570

Total Investments	99.5%	$2,961,468,142

(1)	Amount is less than 0.05%.

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2017
Investments, at value (identified cost, $2,612,038,113)	$2,961,468,142
Cash	79,253
Foreign currency, at value (identified cost, $7,742,636)	7,784,641
Dividends receivable	11,605,590
Receivable for investments sold	18,284,537
Receivable for Fund shares sold	2,064,195
Tax reclaims receivable	310,663
Total assets	$3,001,597,021

Liabilities
Demand note payable	$5,700,000
Payable for investments purchased	227,590
Payable for Fund shares redeemed	12,995,995
Payable to affiliates:
Investment adviser fee	1,983,956
Administration fee	377,682
Distribution and service fees	111,699
Accrued foreign capital gains taxes	1,188,714
Accrued expenses	1,198,975
Total liabilities	$23,784,611
Net Assets	$2,977,812,410

Sources of Net Assets
Paid-in capital	$2,999,249,758
Accumulated net realized loss	(392,199,945)
Accumulated undistributed net investment income	22,450,470
Net unrealized appreciation	348,312,127
Total	$2,977,812,410

Investor Class Shares
Net Assets	$481,245,510
Shares Outstanding	32,214,468
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.94

Class C Shares
Net Assets	$9,698,852
Shares Outstanding	663,078
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.63

Institutional Class Shares
Net Assets	$1,864,521,630
Shares Outstanding	124,137,543
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.02

Class R6 Shares
Net Assets	$622,346,418
Shares Outstanding	41,427,064
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.02

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2017
Dividends (net of foreign taxes, $6,311,740)	$57,370,008
Interest	2,114
Total investment income	$57,372,122

Expenses
Investment adviser fee	$11,581,564
Administration fee	2,204,737
Distribution and service fees
Investor Class	637,804
Class C	47,000
Trustees’ fees and expenses	50,750
Custodian fee	1,573,173
Transfer and dividend disbursing agent fees	593,744
Legal and accounting services	77,021
Printing and postage	88,207
Registration fees	61,286
Miscellaneous	80,886
Total expenses	$16,996,172

Net investment income	$40,375,950

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $193,693)	$(23,997,193)
Foreign currency transactions	(104,745)
Net realized loss	$(24,101,938)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $319,638)	$354,009,725
Foreign currency	72,253
Net change in unrealized appreciation (depreciation)	$354,081,978

Net realized and unrealized gain	$329,980,040

Net increase in net assets from operations	$370,355,990

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
From operations —
Net investment income	$40,375,950	$52,149,638
Net realized loss from investment and foreign currency transactions	(24,101,938)	(255,209,262)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	354,081,978	856,577,084
Net increase in net assets from operations	$370,355,990	$653,517,460
Distributions to shareholders —
From net investment income
Investor Class	$(5,039,778)	$(8,417,254)
Class C	(101,901)	(115,100)
Institutional Class	(19,184,920)	(35,968,674)
Class R6	(6,356,400)	(11,003,612)
Total distributions to shareholders	$(30,682,999)	$(55,504,640)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$29,072,956	$76,598,630
Class C	352,373	294,195
Institutional Class	214,507,075	774,512,603
Class R6	63,629,479	108,524,243
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	4,956,476	8,258,320
Class C	95,004	103,527
Institutional Class	13,946,323	27,838,794
Class R6	6,023,310	10,270,177
Cost of shares redeemed
Investor Class	(131,908,857)	(196,693,620)
Class C	(985,249)	(2,628,575)
Institutional Class	(464,145,460)	(1,096,484,364)
Class R6	(51,956,216)	(249,220,033)
Net decrease in net assets from Fund share transactions	$(316,412,786)	$(538,626,103)

Net increase in net assets	$23,260,205	$59,386,717

Net Assets
At beginning of period	$2,954,552,205	$2,895,165,488
At end of period	$2,977,812,410	$2,954,552,205

Accumulated undistributed net investment income included in net assets
At end of period	$22,450,470	$12,757,519

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$13.340		$10.990	$13.850	$14.070	$15.260	$13.940

Income (Loss) From Operations
Net investment income(1)	$0.177		$0.179	$0.185	$0.204	$0.201	$0.173
Net realized and unrealized gain (loss)	1.578		2.364	(2.851)	(0.166)	(1.204)	1.339

Total income (loss) from operations	$1.755		$2.543	$(2.666)	$0.038	$(1.003)	$1.512

Less Distributions
From net investment income	$(0.155)		$(0.193)	$(0.016)	$(0.180)	$(0.187)	$(0.181)
From net realized gain	—		—	(0.178)	(0.078)	—	—
Tax return of capital	—		—	—	—	—	(0.011)

Total distributions	$(0.155)		$(0.193)	$(0.194)	$(0.258)	$(0.187)	$(0.192)

Net asset value — End of period	$14.940		$13.340	$10.990	$13.850	$14.070	$15.260

Total Return(2)	13.15	%(3)	23.32%	(19.59)%	0.25%	(6.62)%	10.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$481,246		$520,939	$527,198	$599,094	$755,768	$738,776
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.37	%(5)	1.38%	1.37%	1.36%	1.38%	1.42%
Net investment income	2.52	%(5)	1.44%	1.43%	1.34%	1.36%	1.22%
Portfolio Turnover	1	%(3)	6%	8%	9%	7%	3%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$13.120		$10.840	$13.760	$13.960	$15.130	$13.820

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.083	$0.096	$0.094	$0.091	$0.095
Net realized and unrealized gain (loss)	1.542		2.340	(2.834)	(0.163)	(1.188)	1.294

Total income (loss) from operations	$1.665		$2.423	$(2.738)	$(0.069)	$(1.097)	$1.389

Less Distributions
From net investment income	$(0.155)		$(0.143)	$(0.004)	$(0.053)	$(0.073)	$(0.075)
From net realized gain	—		—	(0.178)	(0.078)	—	—
Tax return of capital	—		—	—	—	—	(0.004)

Total distributions	$(0.155)		$(0.143)	$(0.182)	$(0.131)	$(0.073)	$(0.079)

Net asset value — End of period	$14.630		$13.120	$10.840	$13.760	$13.960	$15.130

Total Return(2)	12.69	%(3)	22.50%	(20.23)%	(0.51)%	(7.27)%	10.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,699		$9,209	$9,573	$15,996	$19,779	$23,348
Ratios (as a percentage of average daily net assets):
Expenses(4)	2.12	%(5)	2.13%	2.12%	2.11%	2.13%	2.16%
Net investment income	1.79	%(5)	0.68%	0.74%	0.63%	0.63%	0.68%
Portfolio Turnover	1	%(3)	6%	8%	9%	7%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$13.400		$11.040	$13.890	$14.110	$15.310	$13.970

Income (Loss) From Operations
Net investment income(1)	$0.196		$0.212	$0.233	$0.243	$0.224	$0.222
Net realized and unrealized gain (loss)	1.579		2.375	(2.880)	(0.162)	(1.197)	1.339

Total income (loss) from operations	$1.775		$2.587	$(2.647)	$0.081	$(0.973)	$1.561

Less Distributions
From net investment income	$(0.155)		$(0.227)	$(0.025)	$(0.223)	$(0.227)	$(0.209)
From net realized gain	—		—	(0.178)	(0.078)	—	—
Tax return of capital	—		—	—	—	—	(0.012)

Total distributions	$(0.155)		$(0.227)	$(0.203)	$(0.301)	$(0.227)	$(0.221)

Net asset value — End of period	$15.020		$13.400	$11.040	$13.890	$14.110	$15.310

Total Return(2)	13.24	%(3)	23.64%	(19.40)%	0.55%	(6.42)%	11.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,864,522		$1,884,610	$1,803,056	$3,227,614	$3,392,890	$2,739,147
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.12	%(5)	1.13%	1.12%	1.11%	1.13%	1.16%
Net investment income	2.78	%(5)	1.68%	1.77%	1.59%	1.52%	1.56%
Portfolio Turnover	1	%(3)	6%	8%	9%	7%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2015(1)
			2017	2016
Net asset value — Beginning of period	$13.400		$11.040	$13.890	$16.010

Income (Loss) From Operations
Net investment income(2)	$0.202		$0.225	$0.223	$0.027
Net realized and unrealized gain (loss)	1.573		2.370	(2.861)	(1.842)

Total income (loss) from operations	$1.775		$2.595	$(2.638)	$(1.815)

Less Distributions
From net investment income	$(0.155)		$(0.235)	$(0.034)	$(0.227)
From net realized gain	—		—	(0.178)	(0.078)

Total distributions	$(0.155)		$(0.235)	$(0.212)	$(0.305)

Net asset value — End of period	$15.020		$13.400	$11.040	$13.890

Total Return(3)	13.24	%(4)	23.71%	(19.34)%	(11.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$622,346		$539,794	$555,338	$593,622
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.07	%(6)	1.08%	1.07%	1.07	%(6)
Net investment income	2.86	%(6)	1.79%	1.72%	0.31	%(6)
Portfolio Turnover	1	%(4)	6%	8%	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

34	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

35

Parametric Emerging Markets Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $363,180,969 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The

36

Parametric Emerging Markets Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2017, $8,080,574 are short-term and $355,100,395 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,634,875,929

Gross unrealized appreciation	$788,301,677
Gross unrealized depreciation	(461,709,464)

Net unrealized appreciation	$326,592,213

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2017, the investment adviser fee amounted to $11,581,564 or 0.79% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2017, the administration fee amounted to $2,204,737.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2017, EVM earned $21,738 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2017 amounted to $637,804 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2017, the Fund paid or accrued to EVD $35,250 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2017 amounted to $11,750 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

37

Parametric Emerging Markets Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $42,036,202 and $346,541,453, respectively, for the six months ended July 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	2,062,680	6,129,611
Issued to shareholders electing to receive payments of distributions in Fund shares	331,094	681,959
Redemptions	(9,219,514)	(15,731,257)

Net decrease	(6,825,740)	(8,919,687)

Class C	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	25,284	23,292
Issued to shareholders electing to receive payments of distributions in Fund shares	6,480	8,751
Redemptions	(70,803)	(212,691)

Net decrease	(39,039)	(180,648)

Institutional Class	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	15,102,032	61,768,701
Issued to shareholders electing to receive payments of distributions in Fund shares	926,666	2,281,417
Redemptions	(32,548,493)	(86,735,012)

Net decrease	(16,519,795)	(22,684,894)

38

Parametric Emerging Markets Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	4,457,461	8,646,801
Issued to shareholders electing to receive payments of distributions in Fund shares	400,220	839,911
Redemptions	(3,720,570)	(19,506,411)

Net increase (decrease)	1,137,111	(10,019,699)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2017, the Fund had a balance outstanding pursuant to this line of credit of $5,700,000 at an interest rate of 2.16%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2017. The Fund’s average borrowings or allocated fees during the six months ended July 31, 2017 were not significant.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Parametric Emerging Markets Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$25,961,058	$1,318,809,289		$1,607,821	$1,346,378,168
Emerging Europe	30,777,554	499,863,408		287,108	530,928,070
Latin America	559,538,654	—		—	559,538,654
Middle East/Africa	4,562,737	495,733,143		379,700	500,675,580

Total Common Stocks	$620,840,003	$2,314,405,840	**	$2,274,629	$2,937,520,472

Equity-Linked Securities — Saudi Arabia	$—	$22,955,922		$0	$22,955,922
Rights	930,470	41,708		—	972,178
Short-Term Investments	—	19,570		—	19,570

Total Investments	$621,770,473	$2,337,423,040		$2,274,629	$2,961,468,142

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2017 is not presented. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

40

Parametric Emerging Markets Fund

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Parametric Emerging Markets Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

42

Parametric Emerging Markets Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. In considering the Fund’s performance, the Board noted that the Fund’s underperformance was primarily attributable to relative underweights in certain larger countries in the Fund’s primary benchmark index which had stronger returns.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

43

Parametric Emerging Markets Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies, if any, of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

44

Parametric Emerging Markets Fund

July 31, 2017

Officers and Trustees

Officers of Parametric Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

46

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7750    7.31.17

Parametric International Equity Fund

Semiannual Report

July 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2017

Parametric International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	32

Officers and Trustees	36

Important Notices	37

Parametric International Equity Fund

July 31, 2017

Performance1,2

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA, and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	15.12%	15.95%	9.15%	6.41%
Institutional Class at NAV	04/01/2010	04/01/2010	15.25	16.20	9.42	6.68
Class R at NAV	08/10/2015	04/01/2010	14.92	15.65	9.02	6.33
Class R6 at NAV	08/10/2015	04/01/2010	15.33	16.31	9.45	6.70
MSCI EAFE Index	—	—	13.79%	17.77%	9.06%	5.76%

% Total Annual Operating Expense Ratios[3]			Investor Class	Institutional Class	Class R	Class R6
Gross			0.92%	0.67%	1.17%	0.65%
Net			0.75	0.50	1.00	0.47

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric International Equity Fund

July 31, 2017

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Nestle SA	1.0%

Vodafone Group PLC	0.9

National Grid PLC	0.7

Total SA	0.7

Air Liquide SA	0.7

Royal Dutch Shell PLC, Class A	0.7

Deutsche Telekom AG	0.7

Compagnie Financiere Richemont SA, Class A	0.7

BP PLC	0.6

GlaxoSmithKline PLC	0.6

Total	7.3%

See Endnotes and Additional Disclosures in this report.

3

Parametric International Equity Fund

July 31, 2017

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Investor Class and the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric International Equity Fund

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period* (2/1/17 – 7/31/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,151.20	$4.00	**	0.75%
Institutional Class	$1,000.00	$1,152.50	$2.67	**	0.50%
Class R	$1,000.00	$1,149.20	$5.33	**	1.00%
Class R6	$1,000.00	$1,153.30	$2.51	**	0.47%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.10	$3.76	**	0.75%
Institutional Class	$1,000.00	$1,022.30	$2.51	**	0.50%
Class R	$1,000.00	$1,019.80	$5.01	**	1.00%
Class R6	$1,000.00	$1,022.50	$2.36	**	0.47%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2017.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

Australia — 7.9%
Adelaide Brighton, Ltd.	13,200	$59,400
AGL Energy, Ltd.	51,120	985,784
Altium, Ltd.	14,858	103,902
Alumina, Ltd.	55,500	84,298
Amaysim Australia, Ltd.	74,342	95,132
Amcor, Ltd.	17,100	209,910
AMP, Ltd.	36,161	155,889
Ansell, Ltd.	6,904	121,305
ARB Corp., Ltd.	5,909	72,437
Ardent Leisure Group	26,840	44,862
Aristocrat Leisure, Ltd.	21,400	347,032
Atlassian Corp. PLC, Class A(1)	7,000	250,740
Aurizon Holdings, Ltd.	31,941	128,203
AusNet Services	252,683	330,508
Automotive Holdings Group, Ltd.	8,319	25,489
Beach Energy, Ltd.	285,089	155,450
Bendigo & Adelaide Bank, Ltd.	14,170	126,040
Blackmores, Ltd.	1,718	121,703
BlueScope Steel, Ltd.	10,995	115,827
Boral, Ltd.	26,137	144,843
Brambles, Ltd.	57,633	426,125
Caltex Australia, Ltd.	11,050	275,375
carsales.com, Ltd.	23,243	229,680
Cleanaway Waste Management, Ltd.	110,518	115,337
Coca-Cola Amatil, Ltd.	36,548	240,666
Cochlear, Ltd.	1,692	193,283
Commonwealth Bank of Australia	8,287	555,186
Computershare, Ltd.	39,434	443,692
CSL, Ltd.	11,436	1,152,202
CSR, Ltd.	25,925	81,346
Dexus	30,795	231,242
DuluxGroup, Ltd.	25,000	131,821
Event Hospitality and Entertainment, Ltd.	3,962	41,674
Fairfax Media, Ltd.	91,648	72,582
GPT Group (The)	68,630	263,132
GrainCorp, Ltd., Class A	25,572	178,545
GUD Holdings, Ltd.	8,300	79,336
GWA Group, Ltd.	23,533	61,046
Hansen Technologies, Ltd.	30,805	93,933
Harvey Norman Holdings, Ltd.	27,935	97,676
Iluka Resources, Ltd.	9,500	68,583
Incitec Pivot, Ltd.	24,973	63,761
Insurance Australia Group, Ltd.	20,689	110,343

Security	Shares	Value

Australia (continued)
Investa Office Fund	35,475	$128,891
InvoCare, Ltd.	7,600	84,511
iSentia Group, Ltd.	53,326	94,673
James Hardie Industries PLC CDI	6,121	93,724
JB Hi-Fi, Ltd.	4,885	101,623
Macquarie Atlas Roads Group	30,129	134,017
Mantra Group, Ltd.	30,934	74,515
Medibank Pvt, Ltd.	42,014	91,424
Metcash, Ltd.	118,895	249,280
Mirvac Group	126,845	220,324
National Australia Bank, Ltd.	15,330	367,503
Navitas, Ltd.	16,799	66,730
Newcrest Mining, Ltd.	10,706	173,957
NEXTDC, Ltd.(1)	44,031	144,509
Oil Search, Ltd.	69,256	368,484
Orica, Ltd.	5,800	92,206
Orora, Ltd.	42,869	94,657
Primary Health Care, Ltd.	35,809	97,028
Qantas Airways, Ltd.	38,249	162,561
REA Group, Ltd.	2,110	116,388
Rio Tinto, Ltd.	4,493	236,851
Scentre Group	133,091	440,095
Shopping Centres Australasia Property Group	58,958	102,415
Sims Metal Management, Ltd.	5,711	70,939
Sonic Healthcare, Ltd.	11,451	204,365
South32, Ltd.	79,639	185,746
Southern Cross Media Group, Ltd.	51,672	54,799
Spark Infrastructure Group	201,056	402,514
SpeedCast International, Ltd.	32,788	90,470
Star Entertainment Group, Ltd. (The)	29,873	120,510
Stockland	60,729	204,186
Suncorp Group, Ltd.	10,356	118,366
Super Retail Group, Ltd.	7,504	50,302
Sydney Airport	39,652	213,733
Tabcorp Holdings, Ltd.	43,747	146,177
Tatts Group, Ltd.	56,862	181,968
Telstra Corp., Ltd.	294,404	965,812
Transurban Group	60,504	552,554
Vicinity Centres	90,098	198,291
Village Roadshow, Ltd.	13,829	44,469
Washington H. Soul Pattinson & Co., Ltd.	17,626	248,714
Wesfarmers, Ltd.	30,491	993,567
Westpac Banking Corp.	16,777	427,648
Woodside Petroleum, Ltd.	29,945	699,832
WPP AUNZ, Ltd.	37,384	34,435

		$18,831,083

6	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Austria — 1.0%
ams AG	3,349	$241,351
ANDRITZ AG	1,347	82,468
Austria Technologie & Systemtechnik AG	1,392	18,478
BUWOG AG	5,424	159,390
CA Immobilien Anlagen AG	4,051	104,547
DO & Co. AG	1,870	136,871
Erste Group Bank AG	4,767	197,472
EVN AG	2,151	32,933
Lenzing AG	409	73,174
Oesterreichische Post AG	3,050	140,231
OMV AG	5,153	291,903
Porr AG	1,731	61,703
RHI AG	2,046	77,201
S IMMO AG	2,800	41,902
S&T AG	4,566	79,817
Schoeller-Bleckmann Oilfield Equipment AG(1)	688	52,106
Telekom Austria AG	7,553	68,286
UNIQA Insurance Group AG	4,365	45,188
Verbund AG	13,823	273,433
Vienna Insurance Group	2,101	63,246
Wienerberger AG	6,800	156,319

		$2,398,019

Belgium — 2.0%
Ablynx NV(1)	13,227	$200,244
Ackermans & van Haaren NV	418	75,570
Aedifica SA	3,049	279,193
Ageas	3,821	172,016
Anheuser-Busch InBev SA/NV	5,088	613,778
Barco NV	870	87,137
Bekaert SA	2,430	117,534
Biocartis NV(1)(2)	6,300	76,853
bpost SA	11,593	317,372
Cofinimmo	2,089	265,311
Colruyt SA	750	42,029
Econocom Group SA/NV(1)	22,212	169,751
Elia System Operator SA/NV	2,116	124,088
Euronav SA	10,783	86,028
Gimv NV	1,583	100,161
Groupe Bruxelles Lambert SA	1,360	139,485
Kinepolis Group NV	1,796	103,196
Melexis NV	1,340	115,274
Ontex Group NV	977	33,505
Orange Belgium SA	1,888	46,567
Proximus SA	11,473	403,445

Security	Shares	Value

Belgium (continued)
Sofina SA	347	$51,685
Telenet Group Holding NV(1)	4,108	286,797
Tessenderlo Group SA(1)	3,583	157,300
UCB SA	4,334	315,610
Umicore SA	4,120	330,762
Van de Velde NV	1,568	84,442

		$4,795,133

Denmark — 2.0%
Bakkafrost P/F	2,234	$87,719
Carlsberg A/S, Class B	3,498	388,625
Chr. Hansen Holding A/S	2,898	233,380
Coloplast A/S, Class B	715	61,425
Danske Bank A/S	12,233	495,408
DONG Energy AS(2)	13,333	643,217
DSV A/S	1,975	127,517
FLSmidth & Co. A/S	687	42,047
GN Store Nord A/S	1,667	50,704
H Lundbeck AS	626	37,536
ISS A/S	1,926	78,956
Matas A/S	1,465	22,609
Nets A/S(1)(2)	9,300	224,146
NKT A/S(1)	1,020	89,601
Novo Nordisk A/S, Class B	10,335	439,541
Novozymes A/S, Class B	6,973	321,981
Pandora A/S	4,050	466,109
Ringkjoebing Landbobank A/S	795	41,855
Rockwool International A/S	246	55,984
Royal Unibrew A/S	1,773	88,343
SimCorp A/S	2,359	147,504
TDC A/S	55,343	341,497
Topdanmark A/S(1)	2,527	86,344
Vestas Wind Systems A/S	2,141	209,244
William Demant Holding A/S(1)	1,895	50,348

		$4,831,640

Finland — 1.9%
Amer Sports Oyj	8,339	$223,995
Caverion Corp.(1)	4,767	39,881
Citycon Oyj	50,397	137,149
Cramo Oyj	1,607	46,101
DNA Oyj	6,160	110,081
Elisa Oyj	9,357	385,198
Ferratum Oyj	2,041	55,573
Fiskars Oyj Abp	2,200	55,267
Fortum Oyj	26,787	438,024

7	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Finland (continued)
Huhtamaki Oyj	1,924	$74,556
Kemira Oyj	3,783	47,684
Kesko Oyj, Class B	7,618	385,197
Kone Oyj, Class B	4,394	228,872
Metsa Board Oyj	9,623	68,070
Neste Oyj	9,906	429,465
Nokia Oyj	65,149	415,728
Oriola Oyj, Series B	6,575	28,201
Orion Oyj, Class B	6,223	314,515
Raisio Oyj	9,946	41,656
Sampo Oyj, Class A	6,792	371,465
Sanoma Oyj	11,316	105,111
Technopolis Oyj	15,622	67,687
Tieto Oyj	2,033	64,495
Tokmanni Group Corp.	7,975	70,885
UPM-Kymmene Oyj	7,729	210,407
Uponor Oyj	2,142	34,586
Valmet Oyj	3,811	69,469

		$4,519,318

France — 7.8%
Aeroports de Paris	489	$82,756
Air Liquide SA	13,621	1,670,120
Airbus SE	3,305	276,154
Alstom SA	2,298	82,328
Alten SA	1,223	105,585
Altran Technologies SA	7,912	139,120
Atos SE	2,791	424,331
AXA SA	19,142	565,330
bioMerieux	260	57,292
BNP Paribas SA	8,890	688,936
Bouygues SA	3,572	153,146
Bureau Veritas SA	4,718	107,498
CNP Assurances	5,800	140,022
Compagnie Generale des Etablissements Michelin, Class B	1,341	181,620
Danone SA	10,447	779,557
Dassault Systemes SE	3,427	336,181
Engie SA	54,924	884,617
Essilor International SA	1,973	249,795
Eurazeo SA	1,764	143,986
Eutelsat Communications SA	5,093	137,838
Fonciere des Regions	2,659	256,661
Gecina SA	2,473	373,898
Groupe Eurotunnel SE	4,517	50,087
Hermes International	349	176,774
ICADE	2,907	249,596

Security	Shares	Value

France (continued)
Iliad SA	2,569	$637,303
Ingenico Group SA	2,444	256,364
Ipsen SA	859	109,947
Klepierre	9,603	390,818
Korian SA	2,511	83,024
L’Oreal SA	4,258	882,173
Lagardere SCA	3,693	121,336
Legrand SA	2,162	149,346
LVMH Moet Hennessy Louis Vuitton SE	2,305	578,990
Mercialys SA	6,623	134,027
Nexity SA	4,423	237,232
Orange SA	67,287	1,132,230
Orpea	747	85,661
Publicis Groupe SA	1,902	143,822
Rubis SCA	3,910	248,879
Safran SA	2,043	193,290
Sanofi	10,504	1,000,916
Sartorius Stedim Biotech	786	56,004
SCOR SE	2,300	97,004
Sodexo SA	863	101,946
Sopra Steria Group	819	141,634
Suez	11,330	204,860
Teleperformance	618	86,108
Thales SA	1,146	126,871
Total SA	34,558	1,757,401
Ubisoft Entertainment SA(1)	4,174	264,112
Veolia Environnement SA	17,802	401,199
Vinci SA	4,149	371,528
Vivendi SA	6,567	151,789
Wendel SA	602	90,578
Worldline SA(1)(2)	2,397	97,417

		$18,647,037

Germany — 7.8%
adidas AG	1,945	$444,227
ADO Properties SA(2)	3,266	147,429
Allianz SE	4,781	1,019,108
alstria office REIT AG	9,111	133,705
BASF SE	8,406	800,251
Bayer AG	7,848	994,037
Bayerische Motoren Werke AG, PFC Shares	1,536	122,399
Bechtle AG	2,306	165,988
Brenntag AG	1,852	104,948
CANCOM SE	1,114	73,262
Capital Stage AG	14,430	103,676
Continental AG	968	218,059
Covestro AG(2)	800	62,039

8	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)
Daimler AG	8,182	$573,270
Deutsche Boerse AG	2,447	255,509
Deutsche EuroShop AG	2,966	123,518
Deutsche Lufthansa AG	3,810	81,820
Deutsche Post AG	8,239	319,612
Deutsche Telekom AG	88,400	1,614,956
Deutsche Wohnen AG, Bearer Shares	16,783	665,084
E.ON SE	100,650	995,705
Evonik Industries AG	2,553	86,949
Fraport AG	1,039	104,044
Freenet AG	4,137	139,644
Fresenius Medical Care AG & Co. KGaA	2,510	236,694
Fresenius SE & Co. KGaA	3,257	274,906
GEA Group AG	2,527	102,700
Gerresheimer AG	554	45,721
Grand City Properties SA	7,140	148,038
Hamborner REIT AG	9,742	104,460
Hannover Rueck SE	1,092	137,831
HeidelbergCement AG	3,445	341,131
Henkel AG & Co. KGaA	5,268	662,762
Henkel AG & Co. KGaA, PFC Shares	7,797	1,104,429
Hugo Boss AG	1,223	92,249
Innogy SE(2)	10,638	446,795
KION Group AG	994	86,253
KWS Saat SE	383	155,583
LEG Immobilien AG	3,170	304,813
Linde AG	1,936	369,313
MAN SE	587	65,004
Merck KGaA	1,353	148,467
MTU Aero Engines AG	394	57,742
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,071	444,850
ProSiebenSat.1 Media SE	3,293	131,569
Rational AG	70	43,956
SAP SE	12,615	1,335,741
Siemens AG	6,447	874,868
Software AG	2,606	113,942
Stada Arzneimittel AG	691	53,801
Symrise AG	1,730	121,127
TAG Immobilien AG	9,614	157,755
Talanx AG(1)	1,940	80,000
Telefonica Deutschland Holding AG(2)	25,160	129,970
TLG Immobilien AG	5,304	115,037
TUI AG	5,129	80,616
Uniper SE	14,396	296,687
VERBIO Vereinigte BioEnergie AG	4,576	52,049

Security	Shares	Value

Germany (continued)
Volkswagen AG	452	$71,075
Wirecard AG	3,075	235,325
Zalando SE(1)(2)	3,599	161,082

		$18,733,580

Hong Kong — 3.9%
AIA Group, Ltd.	110,400	$868,352
ASM Pacific Technology, Ltd.	19,100	246,843
Bloomage BioTechnology Corp., Ltd.	32,500	60,845
Brightoil Petroleum Holdings, Ltd.(1)	262,000	68,080
Cafe de Coral Holdings, Ltd.	18,000	57,937
China Cord Blood Corp.(1)	8,600	101,308
China Goldjoy Group, Ltd.	996,000	49,704
China Innovationpay Group, Ltd.(1)	1,120,000	64,475
China Regenerative Medicine International, Ltd.(1)	1,265,000	34,779
China Traditional Chinese Medicine Holdings Co., Ltd.	242,000	128,423
Chow Tai Fook Jewellery Group, Ltd.	78,600	81,664
CK Hutchison Holdings, Ltd.	41,996	552,630
CK Infrastructure Holdings, Ltd.	35,500	330,884
CLP Holdings, Ltd.	53,500	570,050
Dairy Farm International Holdings, Ltd.	33,100	266,874
Esprit Holdings, Ltd.(1)	121,300	59,768
First Pacific Co., Ltd.	108,000	80,827
Fortune REIT	70,000	87,442
G-Resources Group, Ltd.(1)	3,273,000	42,732
Global Brands Group Holdings, Ltd.(1)	364,000	34,445
Hang Lung Group, Ltd.	13,000	49,380
Hang Seng Bank, Ltd.	6,700	145,662
Henderson Land Development Co., Ltd.	18,320	105,885
HK Electric Investments & HK Electric Investments, Ltd.(2)	145,500	138,548
HKT Trust and HKT, Ltd.	192,000	251,513
Honbridge Holdings, Ltd.(1)	338,000	38,468
Hong Kong & China Gas Co., Ltd.	243,100	459,473
Hong Kong Exchanges and Clearing, Ltd.	12,800	364,649
Hongkong Land Holdings, Ltd.	14,000	105,203
Hopewell Holdings, Ltd.	16,000	61,196
Hysan Development Co., Ltd.	18,000	87,043
Jardine Matheson Holdings, Ltd.	4,100	261,535
Jardine Strategic Holdings, Ltd.	2,900	118,253
Kerry Properties, Ltd.	26,500	92,863
KuangChi Science, Ltd.(1)	203,000	71,169
Landing International Development, Ltd.(1)	6,490,000	74,671
Li & Fung, Ltd.	266,000	97,304
Link REIT	32,500	263,856
Macau Legend Development, Ltd.(1)	273,000	47,118
Madison Wine Holdings, Ltd.(1)	192,000	44,727

9	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
Man Wah Holdings, Ltd.	68,800	$59,388
Melco International Development, Ltd.	62,000	146,506
MGM China Holdings, Ltd.	31,600	62,174
MTR Corp., Ltd.	19,000	109,717
New World Development Co., Ltd.	69,000	93,181
Nexteer Automotive Group, Ltd.	48,000	82,698
NWS Holdings, Ltd.	51,000	97,567
Orient Overseas (International), Ltd.(1)	16,000	148,902
Pacific Textiles Holdings, Ltd.	81,000	91,603
PCCW, Ltd.	439,000	246,884
Shangri-La Asia, Ltd.	50,000	81,199
Sino Land Co., Ltd.	70,000	115,449
SJM Holdings, Ltd.	111,000	110,970
Stella International Holdings, Ltd.	23,000	39,421
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	14,000	139,498
Swire Properties, Ltd.	16,200	55,963
Techtronic Industries Co., Ltd.	43,500	193,283
Television Broadcasts, Ltd.	13,800	50,516
Texwinca Holdings, Ltd.	70,000	42,467
Town Health International Medical Group, Ltd.	604,000	45,634
Truly International Holdings, Ltd.	310,000	103,859
VTech Holdings, Ltd.	10,400	150,429
Wharf (Holdings), Ltd. (The)	21,000	178,492
Wheelock & Co., Ltd.	16,000	120,568
Yue Yuen Industrial Holdings, Ltd.	21,500	88,766

		$9,321,712

Ireland — 2.0%
Bank of Ireland Group PLC(1)	85,417	$712,873
C&C Group PLC	23,800	86,205
Cairn Homes PLC(1)	59,850	111,032
CPL Resources PLC(1)	9,893	69,217
CRH PLC	15,393	540,307
Dalata Hotel Group PLC(1)	13,628	76,571
Datalex PLC	12,396	55,361
DCC PLC	4,845	425,936
Hibernia REIT PLC	159,345	264,424
ICON PLC(1)	4,887	512,891
Irish Continental Group PLC	29,897	189,932
Irish Residential Properties REIT PLC	93,395	147,897
Kerry Group PLC, Class A	5,773	522,529
Paddy Power Betfair PLC	5,013	502,263
Smurfit Kappa Group PLC	4,388	130,504
Total Produce PLC	45,956	117,022
UDG Healthcare PLC	20,978	234,211

		$4,699,175

Security	Shares	Value

Israel — 1.9%
Alony Hetz Properties & Investments, Ltd.	14,251	$142,230
Amot Investments, Ltd.	12,300	65,287
Azrieli Group, Ltd.	2,874	157,046
Bank Hapoalim B.M.	32,076	222,184
Bank Leumi Le-Israel B.M.	34,165	164,134
Bezeq The Israeli Telecommunication Corp., Ltd.	319,251	473,975
Check Point Software Technologies, Ltd.(1)	1,950	206,271
CyberArk Software, Ltd.(1)	960	40,013
Delek Automotive Systems, Ltd.	13,963	115,450
Delta-Galil Industries, Ltd.	3,600	99,698
El Al Israel Airlines	64,692	61,555
Elbit Systems, Ltd.	2,388	301,522
Electra, Ltd.	291	57,545
First International Bank of Israel, Ltd.	2,419	44,151
Frutarom Industries, Ltd.	3,846	272,691
Israel Chemicals, Ltd.	62,008	295,486
Jerusalem Oil Exploration(1)	1,706	90,521
Kenon Holdings, Ltd.(1)	1,393	19,388
Kornit Digital, Ltd.(1)	3,200	66,240
Melisron, Ltd.	1,766	90,025
Mellanox Technologies, Ltd.(1)	1,000	46,950
Mizrahi Tefahot Bank, Ltd.	7,050	127,393
Nice, Ltd.	790	58,885
Oil Refineries, Ltd.	269,615	125,370
Orbotech, Ltd.(1)	735	26,063
Paz Oil Co., Ltd.	1,823	304,353
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,200	57,141
Reit 1, Ltd.	19,864	74,563
Sarine Technologies, Ltd.	35,500	39,780
Shufersal, Ltd.	14,733	80,050
Strauss Group, Ltd.	3,000	57,450
Teva Pharmaceutical Industries, Ltd. ADR	14,670	471,934
Tower Semiconductor, Ltd.(1)	2,339	62,206
Wix.com, Ltd.(1)	800	49,360

		$4,566,910

Italy — 4.1%
A2A SpA	30,000	$51,034
Amplifon SpA	11,875	170,214
Anima Holding SpA(2)	6,783	55,048
Ansaldo STS SpA(1)	6,279	86,169
Assicurazioni Generali SpA	10,926	198,178
ASTM SpA	2,449	53,550
Atlantia SpA	11,722	356,576
Autogrill SpA	4,891	58,071
Banca Mediolanum SpA	7,021	61,390

10	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
Banca Popolare di Sondrio SCPA	17,850	$77,891
Beni Stabili SpA SIIQ	88,650	70,723
Brembo SpA	4,505	69,276
Cementir Holding SpA	40,889	291,271
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	57,073
Davide Campari-Milano SpA	38,408	283,926
De’Longhi SpA	1,326	43,609
Ei Towers SpA	8,610	526,728
Enav SpA(2)	13,855	63,543
Enel SpA	157,274	897,137
ENI SpA	47,550	752,866
EXOR NV	1,123	67,253
Ferrari NV(4)	1,000	105,190
Ferrari NV(4)	2,400	252,551
Infrastrutture Wireless Italiane SpA(2)	101,090	652,798
International Game Technology PLC	2,666	50,761
Interpump Group SpA	5,945	180,884
Intesa Sanpaolo SpA	123,180	424,038
Intesa Sanpaolo SpA, PFC Shares	26,600	84,793
Italgas SpA	13,643	75,115
Leonardo SpA	17,196	299,663
Luxottica Group SpA	4,320	249,390
MARR SpA	2,736	70,152
Moncler SpA	4,402	118,213
OVS SpA(2)	7,513	56,832
Parmalat SpA	31,548	114,326
Poste Italiane SpA(2)	12,640	93,046
Prada SpA	18,400	65,684
Recordati SpA	15,315	653,729
Reply SpA	663	140,172
Salvatore Ferragamo SpA	1,935	56,088
Saras SpA	30,643	70,506
Snam SpA	43,650	206,520
Societa Iniziative Autostradali e Servizi SpA	5,294	72,845
STMicroelectronics NV	55,404	939,508
Tenaris SA	5,650	89,397
Terna Rete Elettrica Nazionale SpA	25,640	146,475
Tod’s SpA	613	42,587
Unipol Gruppo Finanziario SpA	8,650	40,497
UnipolSai Assicurazioni SpA	28,030	64,799

		$9,708,085

Japan — 15.6%
Activia Properties, Inc.	43	$193,295
Advance Residence Investment Corp.	88	215,092
Aeon Co., Ltd.	10,900	164,241

Security	Shares	Value

Japan (continued)
Air Water, Inc.	6,900	$133,592
Aisin Seiki Co., Ltd.	2,800	145,569
Ajinomoto Co., Inc.	7,400	148,834
Alfresa Holdings Corp.	5,200	95,702
Asahi Glass Co., Ltd.	2,800	117,850
Asahi Group Holdings, Ltd.	5,500	224,187
Asahi Kasei Corp.	19,000	216,979
Astellas Pharma, Inc.	31,900	406,263
Bandai Namco Holdings, Inc.	4,000	139,053
Bridgestone Corp.	6,300	265,050
Calbee, Inc.	3,300	136,811
Canon, Inc.	11,800	410,532
Central Japan Railway Co.	1,100	177,020
Chiba Bank, Ltd. (The)	21,000	150,663
Chubu Electric Power Co., Inc.	29,800	391,571
Chugai Pharmaceutical Co., Ltd.	4,600	184,479
Chugoku Bank, Ltd. (The)	4,200	60,880
Chugoku Electric Power Co., Inc. (The)	17,200	188,563
Citizen Watch Co., Ltd.	12,000	89,222
Coca-Cola Bottlers Japan, Inc.	3,200	96,518
Concordia Financial Group, Ltd.	28,000	141,195
Cosmo Energy Holdings Co., Ltd.	11,100	192,334
Dai Nippon Printing Co., Ltd.	6,000	66,181
Dai-ichi Life Holdings, Inc.	10,400	179,649
Daicel Corp.	9,200	119,583
Daido Steel Co., Ltd.	12,000	73,028
Daito Trust Construction Co., Ltd.	1,900	321,144
Daiwa House REIT Investment Corp.	92	228,021
Daiwa Securities Group, Inc.	18,000	103,667
DeNA Co., Ltd.	2,800	61,513
Denka Co., Ltd.	30,000	166,609
DIC Corp.	2,700	101,840
Disco Corp.	800	141,787
East Japan Railway Co.	2,800	262,590
Eisai Co., Ltd.	5,600	300,113
Ezaki Glico Co., Ltd.	2,200	115,677
FamilyMart UNY Holdings Co., Ltd.	1,800	100,812
FANUC Corp.	1,200	245,346
Fast Retailing Co., Ltd.	600	180,029
FUJIFILM Holdings Corp.	5,900	216,874
Fujitsu, Ltd.	20,000	148,935
Fukuoka Financial Group, Inc.	19,000	87,596
GLP J-Reit	210	228,653
Hachijuni Bank, Ltd. (The)	13,400	85,075
Hankyu Hanshin Holdings, Inc.	3,900	139,197
Hirose Electric Co., Ltd.	800	108,935

11	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Hiroshima Bank, Ltd. (The)	19,000	$81,220
Hisamitsu Pharmaceutical Co., Inc.	2,700	126,577
Hokkaido Electric Power Co., Inc.	16,300	122,756
Hokuhoku Financial Group, Inc.	4,000	65,026
Hokuriku Electric Power Co.	20,100	186,094
Honda Motor Co., Ltd.	12,100	338,701
Idemitsu Kosan Co., Ltd.	7,100	172,328
ITOCHU Corp.	8,400	131,725
Iyo Bank, Ltd. (The)	17,300	141,255
Japan Airlines Co., Ltd.	2,000	64,619
Japan Exchange Group, Inc.	7,500	134,605
Japan Hotel REIT Investment Corp.	214	154,699
Japan Post Holdings Co., Ltd.	8,000	100,838
Japan Prime Realty Investment Corp.	62	233,171
Japan Real Estate Investment Corp.	41	215,342
Japan Retail Fund Investment Corp.	149	284,599
JGC Corp.	4,900	78,494
JSR Corp.	6,500	114,543
JXTG Holdings, Inc.	133,100	591,633
Kajima Corp.	9,000	78,477
Kakaku.com, Inc.	3,700	52,277
Kaneka Corp.	16,000	128,211
Kansai Paint Co., Ltd.	7,200	164,690
Kao Corp.	7,200	438,369
KDDI Corp.	53,200	1,409,639
Keikyu Corp.	5,000	58,028
Keio Corp.	15,000	125,614
Kewpie Corp.	2,500	62,884
Keyence Corp.	800	369,531
Kintetsu Group Holdings Co., Ltd.	27,000	103,538
Kirin Holdings Co., Ltd.	10,500	231,249
Kobayashi Pharmaceutical Co., Ltd.	1,400	87,011
Konami Holdings Corp.	2,400	125,169
Kuraray Co., Ltd.	6,400	124,425
Kyocera Corp.	3,600	218,700
Kyowa Hakko Kirin Co., Ltd.	8,900	161,181
Lawson, Inc.	500	34,039
Lion Corp.	5,000	107,026
M3, Inc.	6,000	161,850
Makita Corp.	2,000	78,231
Marubeni Corp.	12,600	83,494
Maruichi Steel Tube, Ltd.	3,000	92,592
Mebuki Financial Group, Inc.	21,500	82,765
MEIJI Holdings Co., Ltd.	2,200	175,325
Miraca Holdings, Inc.	4,600	209,909
Mitsubishi Chemical Holdings Corp.	21,800	182,515

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Co., Ltd.	31,000	$563,672
Mitsubishi Gas Chemical Co., Inc.	5,000	115,358
Mitsubishi Motors Corp.	16,700	120,467
Mitsubishi Tanabe Pharma Corp.	6,300	149,976
Mitsui & Co., Ltd.	9,100	132,321
Mizuho Financial Group, Inc.	209,500	372,569
MS&AD Insurance Group Holdings, Inc.	6,300	220,970
NEC Corp.	45,000	122,330
NH Foods, Ltd.	6,000	177,476
Nidec Corp.	1,500	165,284
Nikon Corp.	10,000	176,198
Nintendo Co., Ltd.	1,100	373,576
Nippon Building Fund, Inc.	44	237,519
Nippon Express Co., Ltd.	14,000	89,401
Nippon Kayaku Co., Ltd.	9,000	125,962
Nippon Paper Industries Co., Ltd.	5,100	101,678
Nippon Prologis REIT, Inc.	100	210,875
Nippon Shinyaku Co., Ltd.	2,000	126,229
Nippon Shokubai Co., Ltd.	1,400	91,589
Nippon Telegraph & Telephone Corp.	24,200	1,184,304
Nippon Yusen K.K.(1)	36,000	68,724
Nissan Chemical Industries, Ltd.	4,100	136,103
Nisshin Seifun Group, Inc.	7,100	116,592
Nissin Foods Holdings Co., Ltd.	3,100	194,757
Nitori Holdings Co., Ltd.	800	112,898
Nomura Real Estate Master Fund, Inc.	143	202,761
Nomura Research Institute, Ltd.	2,400	89,840
NTT Data Corp.	12,500	136,161
NTT DoCoMo, Inc.	45,700	1,061,245
Obayashi Corp.	13,300	160,141
Obic Co., Ltd.	2,400	150,044
Odakyu Electric Railway Co., Ltd.	4,900	97,062
Okinawa Electric Power Co., Inc. (The)	4,730	111,558
OMRON Corp.	2,900	144,687
Ono Pharmaceutical Co., Ltd.	11,200	245,008
Oracle Corp. Japan	1,400	94,101
Oriental Land Co., Ltd.	2,200	159,479
Orix JREIT, Inc.	167	253,547
Osaka Gas Co., Ltd.	102,000	408,522
Otsuka Holdings Co., Ltd.	8,900	391,949
Rakuten, Inc.	9,100	111,158
Recruit Holdings Co., Ltd.	9,900	171,366
Resona Holdings, Inc.	27,900	143,731
Ricoh Co., Ltd.	15,500	145,739
Rinnai Corp.	1,600	149,372
Santen Pharmaceutical Co., Ltd.	10,000	140,884

12	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Sawai Pharmaceutical Co., Ltd.	1,900	$107,087
SECOM Co., Ltd.	1,300	97,536
Sekisui Chemical Co., Ltd.	7,200	132,626
Sekisui House, Ltd.	6,100	105,592
Seven & i Holdings Co., Ltd.	10,600	427,229
Seven Bank, Ltd.	26,300	104,079
Sharp Corp.(1)	25,000	88,005
Shikoku Electric Power Co., Inc.	12,200	146,606
Shimadzu Corp.	4,000	78,760
Shimamura Co., Ltd.	1,000	124,343
Shimano, Inc.	800	117,288
Shimizu Corp.	6,000	63,396
Shin-Etsu Chemical Co., Ltd.	5,400	493,911
Shizuoka Bank, Ltd. (The)	16,000	142,752
Showa Denko K.K.	4,900	127,544
Showa Shell Sekiyu K.K.	21,100	229,837
Sompo Holdings, Inc.	5,300	207,878
Sumitomo Corp.	12,200	164,905
Sumitomo Metal Mining Co., Ltd.	11,000	166,129
Sumitomo Mitsui Financial Group, Inc.	11,600	447,595
Sumitomo Osaka Cement Co., Ltd.	12,000	56,170
Suntory Beverage & Food, Ltd.	1,900	93,137
Suruga Bank, Ltd.	5,000	120,570
Suzuki Motor Corp.	3,700	175,385
T&D Holdings, Inc.	8,800	129,815
Taiheiyo Cement Corp.	43,000	161,348
Taisei Corp.	15,000	143,580
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	104,878
Takashimaya Co., Ltd.	16,000	146,365
Takeda Pharmaceutical Co., Ltd.	9,600	507,138
TEIJIN, Ltd.	5,500	110,272
Terumo Corp.	5,100	192,831
Toho Gas Co., Ltd.	27,000	182,973
Tohoku Electric Power Co., Inc.	23,000	313,324
Tokio Marine Holdings, Inc.	8,000	336,426
Tokyo Electron, Ltd.	1,700	239,084
Tokyo Gas Co., Ltd.	85,000	450,995
Tokyu Corp.	6,500	95,647
Toray Industries, Inc.	31,000	279,927
Toshiba Corp.(1)	59,000	133,873
Tosoh Corp.	16,000	189,442
TOTO, Ltd.	1,500	60,362
Toyo Suisan Kaisha, Ltd.	4,200	152,587
Toyota Motor Corp.	13,200	743,950
Trend Micro, Inc.	2,700	135,033
Tsuruha Holdings, Inc.	1,200	125,906

Security	Shares	Value

Japan (continued)
Ube Industries, Ltd.	32,000	$86,684
United Urban Investment Corp.	160	238,614
USS Co., Ltd.	5,000	101,006
West Japan Railway Co.	2,300	165,092
Yahoo! Japan Corp.	24,900	112,696
Yakult Honsha Co., Ltd.	2,100	143,106
Yamaguchi Financial Group, Inc.	8,000	94,159
Yamato Holdings Co., Ltd.	3,300	66,239
Yamazaki Baking Co., Ltd.	3,200	64,194
Zeon Corp.	6,000	74,857

		$37,109,259

Netherlands — 4.0%
Aalberts Industries NV	2,908	$126,968
ABN AMRO Group NV(2)	4,855	137,228
Accell Group	4,836	147,420
Akzo Nobel NV	6,702	606,759
Altice NV, Class B(1)	6,916	170,863
ASM International NV	2,469	148,579
ASML Holding NV	6,427	969,198
ASR Nederland NV	2,400	90,756
Boskalis Westminster	2,525	90,311
Cimpress NV(1)	973	85,857
Corbion NV	2,621	84,649
Eurocommercial Properties NV	1,439	58,248
Euronext NV(2)	1,764	103,087
Flow Traders(2)	2,849	86,270
Gemalto NV(4)	975	49,668
Gemalto NV(4)	2,249	114,641
GrandVision NV(2)	5,474	154,689
Heineken NV	2,734	285,291
IMCD Group NV	2,169	121,440
ING Groep NV	50,630	945,963
InterXion Holding NV(1)	3,300	157,971
Koninklijke Ahold Delhaize NV	10,958	224,135
Koninklijke BAM Groep NV	15,659	93,115
Koninklijke DSM NV	5,331	393,259
Koninklijke KPN NV	143,773	521,371
Koninklijke Vopak NV	2,501	119,079
NN Group NV	3,534	143,247
NSI NV	1,162	45,437
Patheon NV(1)	2,440	85,302
Philips Lighting NV(2)	3,321	126,213
PostNL NV	28,142	133,204
QIAGEN NV	6,909	229,167
Refresco Group NV(2)	7,754	151,504

13	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands (continued)
RELX NV	17,050	$358,125
SBM Offshore NV	6,486	112,164
Sligro Food Group NV	3,203	144,873
TKH Group NV	1,737	106,238
TomTom NV(1)	13,510	143,406
Unilever NV	22,282	1,298,542
Vastned Retail NV	1,000	45,686
Wessanen	6,292	110,941
Wolters Kluwer NV	6,570	292,190

		$9,613,054

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	83,700	$277,565
Air New Zealand, Ltd.	34,574	87,042
Auckland International Airport, Ltd.	29,669	155,109
Contact Energy, Ltd.	21,345	85,949
EBOS Group, Ltd.	3,287	44,653
Fletcher Building, Ltd.	39,637	237,939
Goodman Property Trust	65,888	62,114
Heartland Bank, Ltd.	76,907	105,123
Infratil, Ltd.	16,238	37,698
Mercury NZ, Ltd.	47,223	123,494
NZX, Ltd.	53,345	47,225
Precinct Properties New Zealand, Ltd.	121,300	114,751
Property for Industry, Ltd.	26,936	33,383
Restaurant Brands New Zealand, Ltd.	8,227	39,633
Ryman Healthcare, Ltd.	20,485	135,667
SKYCITY Entertainment Group, Ltd.	41,260	125,215
Spark New Zealand, Ltd.	68,388	192,622
Summerset Group Holdings, Ltd.	16,945	61,726
Trade Me, Ltd.	13,289	54,639
Xero, Ltd.(1)	13,130	260,148
Z Energy, Ltd.	32,350	188,078

		$2,469,773

Norway — 2.1%
AF Gruppen ASA	3,717	$70,728
Atea ASA	15,540	190,543
Austevoll Seafood ASA	5,049	44,849
Borregaard ASA	13,595	170,037
DNB ASA	16,445	323,054
Entra ASA(2)	23,484	312,138
Europris ASA(2)	11,200	52,372
Gjensidige Forsikring ASA	7,400	128,074
Golar LNG, Ltd.	2,320	55,239

Security	Shares	Value

Norway (continued)
Kongsberg Gruppen ASA	11,096	$188,690
Marine Harvest ASA	9,883	184,254
Nordic American Tankers, Ltd.	4,900	28,812
Nordic Nanovector ASA(1)	4,831	51,378
Nordic Semiconductor ASA(1)	28,405	140,290
Norwegian Finans Holding ASA(1)	8,625	92,658
Orkla ASA	23,999	247,215
REC Silicon ASA(1)	478,387	58,719
Salmar ASA	3,093	80,413
Scatec Solar ASA(2)	8,900	52,215
Schibsted ASA, Class B	13,669	319,757
Ship Finance International, Ltd.	3,500	47,600
SpareBank 1 SMN	4,478	45,221
SpareBank 1 SR-Bank ASA	4,300	42,918
Statoil ASA	17,807	334,666
Telenor ASA	32,196	642,746
TGS Nopec Geophysical Co. ASA	3,657	77,282
Tomra Systems ASA	20,574	292,425
Wilh Wilhelmsen Holding ASA, Class A	1,536	48,289
XXL ASA(2)	21,116	205,672
Yara International ASA	9,849	391,460

		$4,919,714

Portugal — 1.0%
Banco Comercial Portugues SA(1)	1,248,220	$355,793
CTT-Correios de Portugal SA	43,307	282,406
EDP-Energias de Portugal SA	60,115	213,435
Galp Energia SGPS SA, Class B	19,320	309,516
Jeronimo Martins SGPS SA	17,350	341,246
Navigator Co. SA (The)	61,000	262,922
NOS SGPS SA	48,999	311,827
Pharol SGPS SA(1)	189,661	74,157
REN - Redes Energeticas Nacionais SGPS SA	15,211	49,291
Semapa-Sociedade de Investimento e Gestao	4,106	79,805

		$2,280,398

Singapore — 1.9%
Ascendas Real Estate Investment Trust	33,000	$65,697
Best World International, Ltd.	98,000	111,254
BOC Aviation, Ltd.(2)	11,800	61,301
Boustead Singapore, Ltd.	40,000	28,008
CapitaLand Commercial Trust, Ltd.	39,500	50,110
CapitaLand Mall Trust	45,800	67,895
City Developments, Ltd.	8,800	73,046
ComfortDelGro Corp., Ltd.	49,300	83,998

14	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Singapore (continued)
CWT, Ltd.	33,700	$51,450
DBS Group Holdings, Ltd.	13,800	220,160
Delfi, Ltd.	11,000	16,269
Ezion Holdings, Ltd.(1)	226,000	40,023
Flex, Ltd.(1)	26,178	418,586
Genting Singapore PLC	318,200	273,395
Haw Par Corp, Ltd.	14,200	110,081
Hutchison Port Holdings Trust	103,000	48,894
IGG, Inc.	53,000	89,160
Keppel Infrastructure Trust	291,400	118,245
Keppel REIT	66,000	56,484
M1, Ltd.	14,400	19,179
Mapletree Commercial Trust	57,000	67,506
Mapletree Greater China Commercial Trust	75,000	61,419
Mapletree Industrial Trust	34,200	46,807
Mapletree Logistics Trust	64,000	56,648
Metro Holdings, Ltd.	53,000	45,528
Midas Holdings, Ltd.(1)	80,000	12,084
mm2 Asia, Ltd.(1)	142,500	54,115
Olam International, Ltd.	50,200	72,225
Raffles Medical Group, Ltd.	89,600	85,008
Sheng Siong Group, Ltd.	45,400	31,656
Singapore Airlines, Ltd.	8,900	68,206
Singapore Airport Terminal Services, Ltd.	14,800	52,731
Singapore Exchange, Ltd.	19,500	108,836
Singapore Post, Ltd.	37,200	36,078
Singapore Press Holdings, Ltd.	98,300	211,047
Singapore Technologies Engineering, Ltd.	47,600	132,358
Singapore Telecommunications, Ltd.(4)	48,900	143,165
Singapore Telecommunications, Ltd.(4)	144,100	421,814
StarHub, Ltd.	21,000	42,296
Suntec Real Estate Investment Trust	45,000	63,087
United Engineers, Ltd.	17,000	32,840
United Overseas Bank, Ltd.	16,900	299,056
Venture Corp., Ltd.	9,000	87,432
Wilmar International, Ltd.	163,000	401,267

		$4,636,444

Spain — 4.0%
Abertis Infraestructuras SA	8,707	$171,678
Aena SA(2)	1,223	239,033
Almirall SA	16,800	162,492
Amadeus IT Group SA	14,832	912,967
Applus Services SA	4,183	53,876
Axiare Patrimonio SOCIMI SA	6,150	114,713
Banco Bilbao Vizcaya Argentaria SA	38,700	350,145

Security	Shares	Value

Spain (continued)
Banco de Sabadell SA	59,508	$132,889
Bankia SA	20,510	103,664
Bankinter SA	8,786	85,509
Bolsas y Mercados Espanoles SHMSF SA	1,920	70,422
CaixaBank SA	34,214	178,208
Cellnex Telecom SA(2)	2,400	53,982
Cia de Distribucion Integral Logista Holdings SA	4,197	108,370
Coca-Cola European Partners PLC	16,500	713,295
Codere SA/Spain(1)	78,000	41,571
Construcciones y Auxiliar de Ferrocarriles SA	2,050	91,153
Ebro Foods SA	8,304	198,771
EDP Renovaveis SA	9,550	76,322
Enagas SA	6,668	188,458
Endesa SA	5,685	134,583
Ercros SA	35,810	130,107
Ferrovial SA	9,686	208,877
Grifols SA	23,818	668,333
Hispania Activos Inmobiliarios SOCIMI SA	9,833	177,001
Iberdrola SA	76,204	600,708
Industria de Diseno Textil SA	21,123	838,465
Lar Espana Real Estate Socimi SA	14,031	140,505
Merlin Properties Socimi SA	34,347	462,231
Prosegur Cia de Seguridad SA	6,773	46,293
Red Electrica Corp. SA	9,736	208,578
Repsol SA	42,200	706,761
Tecnicas Reunidas SA	848	30,071
Telefonica SA	75,835	858,677
Tubacex SA(1)	34,340	134,406
Vidrala SA	1,474	114,974

		$9,508,088

Sweden — 3.9%
Alfa Laval AB	3,749	$83,729
Assa Abloy AB, Class B	7,770	166,456
Atrium Ljungberg AB	5,102	87,124
Attendo AB(2)	10,840	136,375
Axfood AB	3,353	56,470
BillerudKorsnas AB	9,771	154,503
BioGaia AB, Class B	2,949	109,953
Boliden AB	15,560	488,491
Bonava AB, Class B	4,887	85,514
Capio AB(2)	13,000	73,861
Castellum AB	23,503	365,321
Catena Media PLC(1)	6,265	70,921
Cloetta AB, Class B	10,000	35,788
Com Hem Holding AB	13,980	204,170

15	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden (continued)
D Carnegie & Co. AB(1)	3,500	$50,707
Dometic Group AB(2)	18,000	152,154
Elekta AB, Class B	28,916	278,310
Essity Aktiebolag, Class B(1)	16,323	473,286
Fabege AB	9,848	194,511
Granges AB	7,960	87,988
Hennes & Mauritz AB, Class B	17,530	457,361
Hexpol AB	14,655	149,890
Holmen AB, Class B	2,606	117,701
Hufvudstaden AB, Class A	6,860	119,408
ICA Gruppen AB	2,746	110,030
Industrivarden AB, Class A	3,290	85,161
Industrivarden AB, Class C	3,570	86,592
Kindred Group PLC SDR	8,056	89,658
Kungsleden AB	12,476	82,060
L E Lundbergforetagen, Class B	2,000	157,423
Lifco AB, Class B	4,005	133,527
Lundin Petroleum AB(1)	12,602	286,994
Medivir AB, Class B(1)	11,060	91,716
Mycronic AB	12,782	133,245
NCC AB, Class B	1,905	49,567
NetEnt AB	13,642	131,630
Nibe Industrier AB, Class B	15,288	145,757
Nordea Bank AB	24,478	308,860
Pandox AB	2,329	41,893
Sagax AB	4,466	56,087
Securitas AB, Class B	6,225	103,667
Skanska AB, Class B	3,995	90,780
SKF AB, Class B	3,418	67,937
Starbreeze AB(1)	33,624	63,261
Svenska Cellulosa AB SCA, Class B	16,323	135,153
Svenska Handelsbanken AB, Class A	10,742	159,885
Swedbank AB, Class A	7,727	201,500
Swedish Match AB	5,910	207,874
Telefonaktiebolaget LM Ericsson, Class B	84,535	547,145
Telia Co. AB	179,900	845,685
Thule Group AB(2)	8,119	158,002
Trelleborg AB, Class B	2,484	58,504
Vitrolife AB	1,255	101,659
Volvo AB	12,900	219,112
Wihlborgs Fastigheter AB	5,892	143,320

		$9,293,676

Switzerland — 7.7%
Allreal Holding AG	1,304	$237,105
ALSO Holding AG	520	68,001

Security	Shares	Value

Switzerland (continued)
Ascom Holding AG	5,950	$117,841
Autoneum Holding AG	176	42,293
Baloise Holding AG	1,432	230,074
Banque Cantonale Vaudoise	202	146,146
Barry Callebaut AG	43	61,324
Belimo Holding AG	20	82,927
Berner Kantonalbank AG	342	64,776
BKW AG	844	48,092
Bucher Industries AG	335	111,705
Burckhardt Compression Holdings AG	260	77,225
Cembra Money Bank AG	1,074	96,343
Chocoladefabriken Lindt & Spruengli AG	1	68,153
Chocoladefabriken Lindt & Spruengli AG PC	18	102,476
Comet Holding AG	1,329	189,555
Compagnie Financiere Richemont SA, Class A	18,954	1,611,281
Daetwyler Holding AG	436	71,260
DKSH Holding AG	1,013	79,716
dormakaba Holding AG	136	121,222
EFG International AG	8,368	62,136
Ems-Chemie Holding AG	842	585,879
Flughafen Zurich AG	570	145,372
Forbo Holding AG	55	83,509
Geberit AG	841	404,483
Georg Fischer AG	150	170,601
Givaudan SA	484	962,970
Helvetia Holding AG	372	207,920
Inficon Holding AG	320	175,494
Kardex AG	528	58,195
Komax Holding AG	194	56,668
Kuehne & Nagel International AG	1,725	300,398
LEM Holding SA	25	30,247
Luzerner Kantonalbank AG	71	31,926
Mobimo Holding AG	577	164,715
Nestle SA	28,543	2,409,300
Novartis AG	14,656	1,248,365
Panalpina Welttransport Holding AG	480	60,772
Pargesa Holding SA	1,628	129,922
Partners Group Holding AG	326	211,629
Roche Holding AG	473	121,950
Roche Holding AG PC	3,938	996,981
Schindler Holding AG	842	177,069
Schindler Holding AG PC	1,220	263,111
Schmolz & Bickenbach AG(1)	42,451	39,028
SFS Group AG	763	86,798
SGS SA	107	236,490
Sika AG	144	992,341

16	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG	815	$132,186
Straumann Holding AG	149	84,143
Sulzer AG	739	82,908
Sunrise Communications Group AG(2)	1,916	151,103
Swatch Group AG (The)	2,852	219,672
Swatch Group AG (The), Bearer Shares	1,274	505,473
Swiss Life Holding AG	703	256,562
Swiss Prime Site AG	4,998	451,179
Swiss Re AG	4,990	481,097
Swisscom AG	1,312	641,256
Temenos Group AG	3,870	374,099
Valiant Holding AG	788	92,887
Valora Holding AG	268	88,961
VAT Group AG(2)	700	92,072
Vontobel Holding AG	2,114	140,633
Zurich Insurance Group AG	1,875	571,462

		$18,407,477

United Kingdom — 15.7%
Admiral Group PLC	7,337	$200,153
Antofagasta PLC	15,011	187,458
Assura PLC	171,909	145,447
AstraZeneca PLC	17,806	1,061,292
Auto Trader Group PLC(2)	55,026	277,907
Aveva Group PLC	5,486	143,622
Aviva PLC	33,723	239,704
Babcock International Group PLC	11,872	132,250
BAE Systems PLC	53,721	426,213
Bellway PLC	2,729	114,915
Berendsen PLC	8,496	142,915
Berkeley Group Holdings PLC	2,841	131,022
BHP Billiton PLC	34,199	623,585
Big Yellow Group PLC	18,850	192,699
BP PLC	253,491	1,488,943
BT Group PLC	251,100	1,039,126
BTG PLC(1)	28,530	248,019
Bunzl PLC	4,931	148,885
Capita PLC	12,557	109,107
Carnival PLC	3,100	209,239
Centamin PLC	78,849	172,945
Close Brothers Group PLC	8,168	166,080
Cobham PLC	51,870	90,859
Compass Group PLC	22,337	476,608
Computacenter PLC	6,506	75,925
ConvaTec Group PLC(1)(2)	33,500	137,299
Croda International PLC	3,213	156,781

Security	Shares	Value

United Kingdom (continued)
Daily Mail & General Trust PLC, Class A	7,483	$62,935
Diageo PLC	28,842	931,509
Dignity PLC	2,785	93,644
Direct Line Insurance Group PLC	36,729	181,519
DS Smith PLC	37,244	237,249
easyJet PLC	5,421	88,418
Electrocomponents PLC	31,298	256,159
Elementis PLC	29,679	116,010
Essentra PLC	15,665	110,546
Experian PLC	15,961	317,085
F&C Commercial Property Trust, Ltd.	84,703	166,278
Fidessa Group PLC	3,532	105,400
FirstGroup PLC(1)	47,376	72,248
Fresnillo PLC	7,025	142,567
G4S PLC	40,281	174,848
GlaxoSmithKline PLC	72,294	1,439,154
Grainger PLC	44,653	154,936
Great Portland Estates PLC	22,137	175,917
Greene King PLC	15,057	136,020
Halma PLC	20,933	303,415
Hammerson PLC	50,263	380,921
Hansteen Holdings PLC	110,587	185,049
Hikma Pharmaceuticals PLC	10,323	192,159
Howden Joinery Group PLC	17,122	96,035
HSBC Holdings PLC	127,445	1,276,350
Imperial Brands PLC	14,265	587,480
Informa PLC	19,560	179,401
Inmarsat PLC	16,076	164,525
Intertek Group PLC	2,463	139,715
ITV PLC	58,097	132,856
John Wood Group PLC	39,561	319,279
Johnson Matthey PLC	4,006	148,472
Just Eat PLC(1)	25,395	208,008
Kingfisher PLC	52,091	202,152
Land Securities Group PLC	41,979	566,109
Legal & General Group PLC	59,596	211,013
Lloyds Banking Group PLC	436,092	377,018
London Stock Exchange Group PLC	3,749	185,601
LondonMetric Property PLC	65,200	144,707
Meggitt PLC	22,446	148,980
Melrose Industries PLC	47,201	144,719
Merlin Entertainments PLC(2)	18,929	117,208
Micro Focus International PLC	11,235	330,852
Mondi PLC	7,410	195,175
Moneysupermarket.com Group PLC	49,262	215,685
National Grid PLC	143,150	1,771,320

17	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
NCC Group PLC	55,133	$140,922
Next PLC	3,752	195,575
Oxford Instruments PLC	4,584	63,228
Pearson PLC	23,750	205,534
Pennon Group PLC	44,900	477,243
Playtech PLC	15,382	194,928
Provident Financial PLC	4,000	108,892
Randgold Resources, Ltd.	2,477	230,569
Reckitt Benckiser Group PLC	7,993	777,138
RELX PLC	13,573	295,637
Renishaw PLC	4,494	247,018
Rentokil Initial PLC	45,403	174,008
Rio Tinto PLC	19,483	913,110
Royal Bank of Scotland Group PLC(1)	40,000	131,142
Royal Dutch Shell PLC, Class A	58,587	1,654,580
Royal Mail PLC	24,965	132,748
RPC Group PLC	11,288	133,467
RSA Insurance Group PLC	27,586	237,510
Sage Group PLC (The)	61,511	547,016
Savills PLC	11,000	132,651
SDL PLC	5,875	49,855
Segro PLC	61,723	429,573
Severn Trent PLC	20,500	606,132
Shaftesbury PLC	21,900	284,130
Sky PLC	16,721	213,095
Spirax-Sarco Engineering PLC	2,730	200,364
Spirent Communications PLC	82,377	128,632
Standard Life PLC	27,303	157,159
Synthomer PLC	17,348	112,117
Tate & Lyle PLC	26,275	232,985
Tritax Big Box REIT PLC	139,760	275,990
UBM PLC	12,895	123,127
Unilever PLC	14,993	855,091
UNITE Group PLC (The)	22,502	199,259
United Utilities Group PLC	49,100	581,860
Victrex PLC	5,241	136,399
Vodafone Group PLC	767,900	2,250,986
WH Smith PLC	3,964	92,089
Whitbread PLC	2,947	149,649
William Hill PLC	42,200	139,478
Wolseley PLC	4,562	272,387
WPP PLC	21,438	437,202
Xaar PLC	11,461	63,907

		$37,410,026

Total Common Stocks (identified cost $202,777,908)		$236,699,601

Short-Term Investments — 0.7%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.28%(5)	1,581,977	$1,582,294

Total Short-Term Investments (identified cost $1,582,294)		$1,582,294

Total Investments — 99.9% (identified cost $204,360,202)		$238,281,895

Other Assets, Less Liabilities — 0.1%		$355,559

Net Assets — 100.0%		$238,637,454

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $6,080,448 or 2.5% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.4%	$82,025,800
British Pound Sterling	16.0	38,267,811
Japanese Yen	15.6	37,109,259
Swiss Franc	7.8	18,648,828
Australian Dollar	7.8	18,580,343
Swedish Krona	3.9	9,293,676
Hong Kong Dollar	3.6	8,684,684
United States Dollar	2.5	5,903,436
Norwegian Krone	2.1	4,875,782
Danish Krone	2.0	4,743,921
Singapore Dollar	1.7	4,058,283
Israeli Shekel	1.5	3,620,299
New Zealand Dollar	1.0	2,469,773

Total Investments	99.9%	$238,281,895

18	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.1%	$26,576,470
Industrials	10.7	25,524,026
Consumer Staples	10.1	24,211,955
Consumer Discretionary	10.1	24,171,619
Materials	9.5	22,702,647
Information Technology	9.1	21,631,785
Health Care	8.8	20,925,358
Telecommunication Services	8.5	20,234,537
Real Estate	8.5	20,233,957
Utilities	7.2	17,189,150
Energy	5.6	13,298,097
Short-Term Investments	0.7	1,582,294

Total Investments	99.9%	$238,281,895

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

19	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2017
Unaffiliated investments, at value (identified cost, $202,777,908)	$236,699,601
Affiliated investment, at value (identified cost, $1,582,294)	1,582,294
Foreign currency, at value (identified cost, $195,954)	198,741
Dividends receivable	324,839
Dividends receivable from affiliated investment	1,819
Receivable for Fund shares sold	135,903
Tax reclaims receivable	350,978
Receivable from affiliates	31,129
Total assets	$239,325,304

Liabilities
Payable for Fund shares redeemed	$517,021
Payable to affiliates:
Investment adviser and administration fee	79,262
Distribution and service fees	11,533
Accrued expenses	80,034
Total liabilities	$687,850
Net Assets	$238,637,454

Sources of Net Assets
Paid-in capital	$204,524,235
Accumulated net realized loss	(3,154,116)
Accumulated undistributed net investment income	3,328,374
Net unrealized appreciation	33,938,961
Total	$238,637,454

Investor Class Shares
Net Assets	$53,249,377
Shares Outstanding	3,997,549
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.32

Institutional Class Shares
Net Assets	$71,527,600
Shares Outstanding	5,345,041
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.38

Class R Shares
Net Assets	$1,050,820
Shares Outstanding	79,280
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.25

Class R6 Shares
Net Assets	$112,809,657
Shares Outstanding	8,427,005
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.39

20	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2017
Dividends (net of foreign taxes, $439,903)	$4,138,547
Dividends from affiliated investment	8,731
Total investment income	$4,147,278

Expenses
Investment adviser and administration fee	$414,843
Distribution and service fees
Investor Class	55,279
Class R	2,664
Trustees’ fees and expenses	6,474
Custodian fee	71,248
Transfer and dividend disbursing agent fees	38,520
Legal and accounting services	27,400
Printing and postage	12,335
Registration fees	37,236
Miscellaneous	16,638
Total expenses	$682,637
Deduct —
Allocation of expenses to affiliates	$116,381
Total expense reductions	$116,381

Net expenses	$566,256

Net investment income	$3,581,022

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(493,874)
Investment transactions — affiliated investment	92
Foreign currency transactions	8,126
Net realized loss	$(485,656)
Change in unrealized appreciation (depreciation) —
Investments	$26,317,459
Foreign currency	23,237
Net change in unrealized appreciation (depreciation)	$26,340,696

Net realized and unrealized gain	$25,855,040

Net increase in net assets from operations	$29,436,062

21	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017
From operations —
Net investment income	$3,581,022	$2,836,157
Net realized loss from investment and foreign currency transactions	(485,656)	(2,158,297)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	26,340,696	11,245,579
Net increase in net assets from operations	$29,436,062	$11,923,439
Distributions to shareholders —
From net investment income
Investor Class	$—	$(467,005)
Institutional Class	—	(820,850)
Class R	—	(11,227)
Class R6	—	(1,351,722)
From net realized gain
Investor Class	—	(10,744)
Institutional Class	—	(28,437)
Class R	—	(4)
Class R6	—	(58,408)
Total distributions to shareholders	$—	$(2,748,397)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$19,186,772	$28,247,632
Institutional Class	19,886,434	29,423,191
Class R	408,479	844,401
Class R6	34,210,957	39,653,684
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	401,787
Institutional Class	—	654,313
Class R	—	11,215
Class R6	—	343,621
Cost of shares redeemed
Investor Class	(6,532,532)	(7,455,796)
Institutional Class	(12,967,048)	(8,314,075)
Class R	(294,324)	(74,649)
Class R6	(20,051,283)	(21,042,590)
Net increase in net assets from Fund share transactions	$33,847,455	$62,692,734

Net increase in net assets	$63,283,517	$71,867,776

Net Assets
At beginning of period	$175,353,937	$103,486,161
At end of period	$238,637,454	$175,353,937

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$3,328,374	$(252,648)

22	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015		2014	2013
Net asset value — Beginning of period	$11.570		$10.750	$11.410	$11.960		$11.180	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.200		$0.198	$0.217	$0.355	(2)	$0.195	$0.227
Net realized and unrealized gain (loss)	1.550		0.810	(0.607)	(0.242)		0.822	1.370

Total income (loss) from operations	$1.750		$1.008	$(0.390)	$0.113		$1.017	$1.597

Less Distributions
From net investment income	$—		$(0.178)	$(0.266)	$(0.251)		$(0.237)	$(0.267)
From net realized gain	—		(0.010)	(0.004)	(0.412)		—	—

Total distributions	$—		$(0.188)	$(0.270)	$(0.663)		$(0.237)	$(0.267)

Net asset value — End of period	$13.320		$11.570	$10.750	$11.410		$11.960	$11.180

Total Return(3)(4)	15.12	%(5)	9.55%	(3.73)%	1.01%		9.04%	16.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,249		$34,386	$12,069	$8,503		$14,007	$7,038
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	0.75	%(7)	0.84%	0.90%	0.97%		1.05%	1.29%
Net investment income	3.21	%(7)	1.75%	1.86%	2.83	%(2)	1.65%	2.22%
Portfolio Turnover	6	%(5)	22%	34%	63%		35%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.23%, 0.35%, 0.32%, 0.29% and 0.29% of average daily net assets for the six months ended July 31, 2017 and the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

23	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31,
			2017	2016	2015		2014	2013
Net asset value — Beginning of period	$11.610		$10.770	$11.430	$11.990		$11.200	$9.880

Income (Loss) From Operations
Net investment income(1)	$0.221		$0.257	$0.325	$0.333	(2)	$0.259	$0.252
Net realized and unrealized gain (loss)	1.549		0.788	(0.693)	(0.184)		0.790	1.375

Total income (loss) from operations	$1.770		$1.045	$(0.368)	$0.149		$1.049	$1.627

Less Distributions
From net investment income	$—		$(0.195)	$(0.288)	$(0.297)		$(0.259)	$(0.307)
From net realized gain	—		(0.010)	(0.004)	(0.412)		—	—

Total distributions	$—		$(0.205)	$(0.292)	$(0.709)		$(0.259)	$(0.307)

Net asset value — End of period	$13.380		$11.610	$10.770	$11.430		$11.990	$11.200

Total Return(3)(4)	15.25	%(5)	9.78%	(3.37)%	1.22%		9.31%	16.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,528		$55,324	$30,808	$84,195		$68,911	$54,167
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	0.50	%(7)	0.60%	0.65%	0.72%		0.80%	1.02%
Net investment income	3.55	%(7)	2.26%	2.72%	2.66	%(2)	2.20%	2.45%
Portfolio Turnover	6	%(5)	22%	34%	63%		35%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.24%, 0.35%, 0.32%, 0.29% and 0.30% of average daily net assets for the six months ended July 31, 2017 and the years ended January 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

24	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Financial Highlights — continued

	Class R
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$11.530		$10.740	$12.340

Income (Loss) From Operations
Net investment income(2)	$0.191		$0.064	$0.044
Net realized and unrealized gain (loss)	1.529		0.919	(1.384)

Total income (loss) from operations	$1.720		$0.983	$(1.340)

Less Distributions
From net investment income	$—		$(0.183)	$(0.256)
From net realized gain	—		(0.010)	(0.004)

Total distributions	$—		$(0.193)	$(0.260)

Net asset value — End of period	$13.250		$11.530	$10.740

Total Return(3)(4)	14.92	%(5)	9.22%	(10.98	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,051		$786	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00	%(6)	1.04%	1.15	%(6)
Net investment income	3.09	%(6)	0.56%	0.82	%(6)
Portfolio Turnover	6	%(5)	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.19% and 0.35% of average daily net assets for the six months ended July 31, 2017, the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

25	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2017 (Unaudited)		Year Ended January 31, 2017	Period Ended January 31, 2016(1)
Net asset value — Beginning of period	$11.610		$10.770	$12.380

Income (Loss) From Operations
Net investment income(2)	$0.217		$0.267	$0.059
Net realized and unrealized gain (loss)	1.563		0.780	(1.374)

Total income (loss) from operations	$1.780		$1.047	$(1.315)

Less Distributions
From net investment income	$—		$(0.197)	$(0.291)
From net realized gain	—		(0.010)	(0.004)

Total distributions	$—		$(0.207)	$(0.295)

Net asset value — End of period	$13.390		$11.610	$10.770

Total Return(3)(4)	15.33	%(5)	9.79%	(10.77	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,810		$84,858	$60,608
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.47	%(6)	0.58%	0.62	%(6)
Net investment income	3.49	%(6)	2.34%	1.10	%(6)
Portfolio Turnover	6	%(5)	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.11%, 0.25% and 0.35% of average daily net assets for the six months ended July 31, 2017, the year ended January 31, 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares, Investor Class, Institutional Class, Class R and Class R6, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Parametric International Equity Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $1,989,878 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2017, $1,989,878 are long-term.

Additionally, at January 31, 2017, the Fund had a net capital loss of $23,561 attributable to security transactions incurred after October 31, 2016 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$205,370,720

Gross unrealized appreciation	$38,524,096
Gross unrealized depreciation	(5,612,921)

Net unrealized appreciation	$32,911,175

28

Parametric International Equity Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2017, the investment adviser and administration fee amounted to $414,843 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Investor Class, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2018. Pursuant to this agreement, EVM and Parametric were allocated $116,381 in total of the Fund’s operating expenses for the six months ended July 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2017, EVM earned $1,660 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2017 amounted to $55,279 for Investor Class shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2017, the Fund paid or accrued to EVD $1,332 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2017 amounted to $1,332 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $48,752,877 and $11,868,623, respectively, for the six months ended July 31, 2017.

29

Parametric International Equity Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	1,558,754	2,461,899
Issued to shareholders electing to receive payments of distributions in Fund shares	—	36,143
Redemptions	(533,465)	(648,992)

Net increase	1,025,289	1,849,050

Institutional Class	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	1,585,834	2,578,901
Issued to shareholders electing to receive payments of distributions in Fund shares	—	58,663
Redemptions	(1,006,852)	(732,346)

Net increase	578,982	1,905,218

Class R	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	34,262	73,744
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,012
Redemptions	(23,168)	(6,651)

Net increase	11,094	68,105

Class R6	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Sales	2,740,778	3,485,699
Issued to shareholders electing to receive payments of distributions in Fund shares	—	30,806
Redemptions	(1,623,183)	(1,835,321)

Net increase	1,117,595	1,681,184

At July 31, 2017, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 35.9% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term

30

Parametric International Equity Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2017.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$770,634	$71,597,637		$0	$72,368,271
Developed Europe	3,143,718	156,620,702		—	159,764,420
Developed Middle East	906,831	3,660,079		—	4,566,910

Total Common Stocks	$4,821,183	$231,878,418	**	$0	$236,699,601
Short-Term Investments	$—	$1,582,294		$—	$1,582,294

Total Investments	$4,821,183	$233,460,712		$0	$238,281,895

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2017 is not presented. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

31

Parametric International Equity Fund

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Parametric International Equity Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

33

Parametric International Equity Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty

34

Parametric International Equity Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels will allow the Fund to continue to benefit from any economies of scale in the future.

35

Parametric International Equity Fund

July 31, 2017

Officers and Trustees

Officers of Parametric International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric International Equity Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7771 7.31.17

Parametric Volatility Risk

Premium - Defensive Fund

Semiannual Report

July 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2017

Parametric Volatility Risk Premium - Defensive Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Performance1,2

Portfolio Managers Thomas Seto, Thomas B. Lee, CFA and Jay Strohmaier, CFA, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	02/09/2017	02/09/2017	—	—	—	5.20%
CBOE S&P 500 BuyWrite Index	—	—	6.27%	12.65%	7.76%	5.48%
Blended Index	—	—	4.86	8.08	7.38	4.14

% Total Annual Operating Expense Ratios[3]						Institutional Class
Gross						0.68%
Net						0.55

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

U.S. Treasury Note, 1.00%, 5/15/18	10.8%

U.S. Treasury Note, 1.00%, 3/15/18	7.4

Apple, Inc.	1.9

Microsoft Corp.	1.4

Facebook, Inc., Class A	1.0

Johnson & Johnson	1.0

Berkshire Hathaway, Inc., Class B	0.9

Amazon.com, Inc.	0.9

Exxon Mobil Corp.	0.9

JPMorgan Chase & Co.	0.9

Total	27.1%

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Endnotes and Additional Disclosures

[1]

CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. The Blended Index consists of 50% S&P 500 Index and 50% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.

Fund profile subject to change due to active management.

4

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 9, 2017 – July 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2017 – July 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/9/17)	Ending Account Value (7/31/17)	Expenses Paid During Period (2/9/17 – 7/31/17)		Annualized Expense Ratio

Actual*
Institutional Class	$1,000.00	$1,052.00	$2.67	***	0.55%

*     The Fund had not commenced operations on February 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 173/365 (to reflect the period from commencement of operations on February 9, 2017 to July 31, 2017). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on February 9, 2017.

	Beginning Account Value (2/1/17)	Ending Account Value (7/31/17)	Expenses Paid During Period (2/1/17 – 7/31/17)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,022.10	$2.76	***	0.55%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on February 9, 2017.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 48.2%

Security	Shares	Value

Aerospace & Defense — 1.1%
Boeing Co. (The)	2,393	$580,207
Raytheon Co.	1,850	317,774
United Technologies Corp.	3,436	407,407

		$1,305,388

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	1,346	$88,298
Expeditors International of Washington, Inc.	3,540	208,435

		$296,733

Airlines — 0.3%
Alaska Air Group, Inc.	241	$20,540
American Airlines Group, Inc.	2,108	106,328
Southwest Airlines Co.	3,872	214,935

		$341,803

Auto Components — 0.2%
BorgWarner, Inc.	2,623	$122,599
Goodyear Tire & Rubber Co. (The)	4,138	130,388

		$252,987

Automobiles — 0.0%(1)
Harley-Davidson, Inc.	595	$28,959

		$28,959

Banks — 3.3%
Bank of America Corp.	34,387	$829,414
Citigroup, Inc.	10,157	695,247
Citizens Financial Group, Inc.	86	3,017
Fifth Third Bancorp	2,672	71,342
JPMorgan Chase & Co.	11,621	1,066,808
KeyCorp	4,855	87,584
People’s United Financial, Inc.	165	2,878
U.S. Bancorp	7,629	402,659
Wells Fargo & Co.	14,882	802,735

		$3,961,684

Beverages — 1.1%
Brown-Forman Corp., Class B	66	$3,260
Coca-Cola Co. (The)	11,727	537,566
Constellation Brands, Inc., Class A	437	84,494
Monster Beverage Corp.(2)	283	14,928

Security	Shares	Value

Beverages (continued)
PepsiCo, Inc.	5,378	$627,129

		$1,267,377

Biotechnology — 1.8%
AbbVie, Inc.	6,702	$468,537
Amgen, Inc.	2,914	508,522
Celgene Corp.(2)	2,365	320,245
Gilead Sciences, Inc.	4,352	331,144
Regeneron Pharmaceuticals, Inc.(2)	564	277,274
Vertex Pharmaceuticals, Inc.(2)	1,502	228,033

		$2,133,755

Building Products — 0.2%
Allegion PLC	279	$22,666
Fortune Brands Home & Security, Inc.	3,024	198,586
Masco Corp.	511	19,484

		$240,736

Capital Markets — 1.5%
Affiliated Managers Group, Inc.	19	$3,531
Ameriprise Financial, Inc.	224	32,453
Charles Schwab Corp. (The)	7,261	311,497
E*TRADE Financial Corp.(2)	5,242	214,922
Franklin Resources, Inc.	3,065	137,251
Goldman Sachs Group, Inc. (The)	1,733	390,497
Invesco, Ltd.	193	6,711
Morgan Stanley	6,095	285,855
Nasdaq, Inc.	2,171	161,457
Northern Trust Corp.	944	82,609
S&P Global, Inc.	1,168	179,393

		$1,806,176

Chemicals — 0.9%
Air Products and Chemicals, Inc.	1,435	$203,985
Albemarle Corp.	1,137	131,665
CF Industries Holdings, Inc.	3,349	98,293
Eastman Chemical Co.	39	3,243
Ecolab, Inc.	1,271	167,353
FMC Corp.	2,601	198,664
International Flavors & Fragrances, Inc.	155	20,643
LyondellBasell Industries NV, Class A	2,109	190,000
Mosaic Co. (The)	2,725	65,781
PPG Industries, Inc.	31	3,263
Sherwin-Williams Co. (The)	64	21,585

		$1,104,475

6	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Services & Supplies — 0.3%
Cintas Corp.	394	$53,131
Pitney Bowes, Inc.	232	3,652
Republic Services, Inc.	3,298	211,797
Stericycle, Inc.(2)	565	43,550

		$312,130

Communications Equipment — 0.5%
Cisco Systems, Inc.	12,974	$408,032
F5 Networks, Inc.(2)	22	2,657
Harris Corp.	1,886	215,891
Juniper Networks, Inc.	112	3,130

		$629,710

Construction & Engineering — 0.1%
Fluor Corp.	1,223	$53,115

		$53,115

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	538	$121,819

		$121,819

Consumer Finance — 0.0%(1)
Navient Corp.	199	$2,935

		$2,935

Containers & Packaging — 0.1%
Avery Dennison Corp.	197	$18,307
Sealed Air Corp.	816	35,504
WestRock Co.	2,020	115,989

		$169,800

Distributors — 0.0%(1)
LKQ Corp.(2)	99	$3,421

		$3,421

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	1,485	$45,293

		$45,293

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(2)	6,202	$1,085,164
Leucadia National Corp.	732	19,054

		$1,104,218

Security	Shares	Value

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	15,423	$601,497
Level 3 Communications, Inc.(2)	1,345	78,925
Verizon Communications, Inc.	12,078	584,575

		$1,264,997

Electric Utilities — 0.9%
Alliant Energy Corp.	838	$33,964
Edison International	2,616	205,827
Entergy Corp.	2,613	200,469
Exelon Corp.	4,895	187,674
FirstEnergy Corp.	1,525	48,663
NextEra Energy, Inc.	2,470	360,842
Pinnacle West Capital Corp.	538	46,661

		$1,084,100

Electrical Equipment — 0.2%
Acuity Brands, Inc.	246	$49,852
AMETEK, Inc.	409	25,186
Eaton Corp. PLC	2,213	173,167

		$248,205

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc.	85	$3,172
TE Connectivity, Ltd.	2,514	202,101

		$205,273

Energy Equipment & Services — 0.3%
Helmerich & Payne, Inc.	340	$17,211
National Oilwell Varco, Inc.	1,842	60,252
Schlumberger, Ltd.	4,058	278,378
Transocean, Ltd.(2)	1,406	12,162

		$368,003

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	1,504	$205,040
Apartment Investment & Management Co., Class A	265	12,071
Boston Properties, Inc.	528	63,840
Digital Realty Trust, Inc.	1,418	163,552
Essex Property Trust, Inc.	462	120,905
Extra Space Storage, Inc.	659	52,391
Federal Realty Investment Trust	749	99,340
Host Hotels & Resorts, Inc.	2,096	39,111
Iron Mountain, Inc.	610	22,222
Kimco Realty Corp.	256	5,166
Macerich Co. (The)	1,946	111,681

7	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities, Inc.	1,841	$190,599
Public Storage	1,201	246,890
SL Green Realty Corp.	28	2,892
UDR, Inc.	923	36,080
Welltower, Inc.	2,206	161,898
Weyerhaeuser Co.	4,234	139,807

		$1,673,485

Food & Staples Retailing — 1.0%
CVS Health Corp.	4,907	$392,216
Sysco Corp.	2,872	151,125
Wal-Mart Stores, Inc.	6,279	502,257
Whole Foods Market, Inc.	3,160	131,962

		$1,177,560

Food Products — 0.6%
Conagra Brands, Inc.	3,983	$136,378
Hormel Foods Corp.	2,936	100,323
Kellogg Co.	3,039	206,652
McCormick & Co., Inc.	920	87,676
Tyson Foods, Inc., Class A	2,457	155,676

		$686,705

Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.(2)	9,842	$261,994
Cooper Cos., Inc. (The)	370	90,232
Dentsply Sirona, Inc.	974	60,417
Hologic, Inc.(2)	826	36,518
IDEXX Laboratories, Inc.(2)	692	115,190
Intuitive Surgical, Inc.(2)	279	261,775
Medtronic PLC	5,662	475,438
Varian Medical Systems, Inc.(2)	594	57,689

		$1,359,253

Health Care Providers & Services — 1.5%
Aetna, Inc.	2,035	$314,021
Cardinal Health, Inc.	1,739	134,355
Centene Corp.(2)	122	9,689
Cigna Corp.	1,188	206,189
DaVita, Inc.(2)	250	16,195
Envision Healthcare Corp.(2)	1,059	59,759
HCA Healthcare, Inc.(2)	862	69,253
Henry Schein, Inc.(2)	1,147	208,995
Patterson Cos., Inc.	719	29,997
UnitedHealth Group, Inc.	3,557	682,268

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	715	$79,244

		$1,809,965

Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	392	$32,881
McDonald’s Corp.	3,339	518,012
Royal Caribbean Cruises, Ltd.	1,108	125,282
Starbucks Corp.	2,260	121,995
Wyndham Worldwide Corp.	855	89,236
Wynn Resorts, Ltd.	756	97,781

		$985,187

Household Durables — 0.2%
Garmin, Ltd.	2,078	$104,295
Leggett & Platt, Inc.	63	3,035
Lennar Corp., Class A	520	27,269
PulteGroup, Inc.	2,027	49,499

		$184,098

Household Products — 0.7%
Clorox Co. (The)	447	$59,670
Procter & Gamble Co. (The)	8,932	811,204

		$870,874

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	262	$2,929
NRG Energy, Inc.	2,933	72,211

		$75,140

Industrial Conglomerates — 1.2%
3M Co.	1,419	$285,460
General Electric Co.	26,417	676,539
Honeywell International, Inc.	3,364	457,908
Roper Technologies, Inc.	39	9,066

		$1,428,973

Insurance — 1.3%
Aflac, Inc.	3,274	$261,102
Arthur J. Gallagher & Co.	57	3,351
Assurant, Inc.	34	3,579
Chubb, Ltd.	2,454	359,413
Cincinnati Financial Corp.	136	10,358
Hartford Financial Services Group, Inc.	4,218	231,990
Lincoln National Corp.	1,238	90,448

8	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	1,875	$146,194
Progressive Corp. (The)	2,370	111,698
Torchmark Corp.	751	59,306
Travelers Cos., Inc. (The)	1,249	159,984
Unum Group	1,433	71,836
XL Group, Ltd.	877	38,939

		$1,548,198

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.(2)	1,097	$1,083,595
Expedia, Inc.	451	70,568
Priceline Group, Inc. (The)(2)	172	348,902
TripAdvisor, Inc.(2)	2,651	103,442

		$1,606,507

Internet Software & Services — 2.5%
Alphabet, Inc., Class A(2)	927	$876,479
Alphabet, Inc., Class C(2)	978	910,029
Facebook, Inc., Class A(2)	7,314	1,237,894
VeriSign, Inc.(2)	37	3,743

		$3,028,145

IT Services — 1.5%
Accenture PLC, Class A	1,314	$169,270
Alliance Data Systems Corp.	63	15,210
CSRA, Inc.	101	3,294
Fidelity National Information Services, Inc.	588	53,637
Global Payments, Inc.	505	47,657
International Business Machines Corp.	2,301	332,886
Mastercard, Inc., Class A	3,938	503,276
Paychex, Inc.	53	3,066
Teradata Corp.(2)	101	3,214
Total System Services, Inc.	113	7,171
Visa, Inc., Class A	6,749	671,930
Western Union Co.	308	6,083

		$1,816,694

Leisure Products — 0.1%
Hasbro, Inc.	516	$54,634
Mattel, Inc.	3,684	73,754

		$128,388

Life Sciences Tools & Services — 0.0%(1)
PerkinElmer, Inc.	644	$42,395

		$42,395

Security	Shares	Value

Machinery — 0.8%
Cummins, Inc.	1,447	$242,951
Flowserve Corp.	125	5,141
Fortive Corp.	2,243	145,212
Illinois Tool Works, Inc.	2,043	287,471
Ingersoll-Rand PLC	726	63,801
PACCAR, Inc.	3,543	242,518
Pentair PLC	53	3,343
Snap-on, Inc.	89	13,724
Xylem, Inc.	65	3,687

		$1,007,848

Media — 1.4%
Comcast Corp., Class A	17,240	$697,358
Discovery Communications, Inc., Class A(2)	6,304	155,078
Discovery Communications, Inc., Class C(2)	3,453	79,868
Interpublic Group of Cos., Inc.	815	17,612
News Corp., Class A	530	7,584
News Corp., Class B	244	3,587
Scripps Networks Interactive, Inc., Class A	238	20,804
TEGNA, Inc.	131	1,943
Twenty-First Century Fox, Inc., Class B	6,465	185,481
Viacom, Inc., Class B	800	27,936
Walt Disney Co. (The)	4,553	500,511

		$1,697,762

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.(2)	6,695	$97,881
Nucor Corp.	1,032	59,515

		$157,396

Multi-Utilities — 0.5%
Centerpoint Energy, Inc.	7,340	$206,915
CMS Energy Corp.	1,851	85,590
NiSource, Inc.	3,625	94,468
SCANA Corp.	2,779	178,884

		$565,857

Multiline Retail — 0.3%
Dollar Tree, Inc.(2)	2,251	$162,252
Kohl’s Corp.	1,427	59,006
Macy’s, Inc.	1,005	23,869
Nordstrom, Inc.	584	28,365
Target Corp.	1,354	76,731

		$350,223

9	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.6%
Andeavor	2,139	$212,895
Apache Corp.	2,419	119,692
Cabot Oil & Gas Corp.	2,277	56,629
Chesapeake Energy Corp.(2)	5,248	26,030
Chevron Corp.	6,752	737,251
Concho Resources, Inc.(2)	1,069	139,248
EQT Corp.	3,632	231,358
Exxon Mobil Corp.	13,434	1,075,257
Hess Corp.	3,027	134,823
Murphy Oil Corp.	751	19,962
Newfield Exploration Co.(2)	1,152	33,097
Noble Energy, Inc.	1,655	47,846
ONEOK, Inc.	3,942	222,999

		$3,057,087

Personal Products — 0.2%
Coty, Inc., Class A	5,861	$120,033
Estee Lauder Cos., Inc. (The), Class A	1,089	107,800

		$227,833

Pharmaceuticals — 2.7%
Allergan PLC	1,105	$278,825
Bristol-Myers Squibb Co.	6,149	349,878
Johnson & Johnson	8,645	1,147,364
Mallinckrodt PLC(2)	62	2,840
Merck & Co., Inc.	10,109	645,763
Perrigo Co. PLC	686	51,395
Pfizer, Inc.	21,395	709,458

		$3,185,523

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	58	$6,424
Nielsen Holdings PLC	1,823	78,407
Robert Half International, Inc.	65	2,941
Verisk Analytics, Inc.(2)	1,440	125,655

		$213,427

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	2,422	$92,012

		$92,012

Road & Rail — 0.4%
J.B. Hunt Transport Services, Inc.	157	$14,241
Kansas City Southern	1,110	114,541

Security	Shares	Value

Road & Rail (continued)
Ryder System, Inc.	41	$2,983
Union Pacific Corp.	3,783	389,498

		$521,263

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	3,094	$244,457
Applied Materials, Inc.	5,354	237,236
Broadcom, Ltd.	1,781	439,301
First Solar, Inc.(2)	97	4,783
Intel Corp.	14,495	514,138
NVIDIA Corp.	2,497	405,787
Qorvo, Inc.(2)	290	19,882
Skyworks Solutions, Inc.	672	70,473

		$1,936,057

Software — 2.4%
CA, Inc.	4,455	$138,283
Microsoft Corp.	23,183	1,685,404
Oracle Corp.	11,777	588,026
Red Hat, Inc.(2)	2,353	232,641
Symantec Corp.	7,502	232,487

		$2,876,841

Specialty Retail — 0.9%
AutoNation, Inc.(2)	820	$34,752
Best Buy Co., Inc.	1,662	96,961
CarMax, Inc.(2)	1,789	118,521
Foot Locker, Inc.	785	37,044
Home Depot, Inc. (The)	4,335	648,516
Ross Stores, Inc.	1,207	66,771
Staples, Inc.	340	3,451
Tiffany & Co.	844	80,611
Tractor Supply Co.	356	19,979

		$1,106,606

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	15,357	$2,284,047
NetApp, Inc.	2,400	104,208
Xerox Corp.	1,930	59,193

		$2,447,448

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	2,359	$111,203
Hanesbrands, Inc.	3,283	75,246

10	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings, Ltd.(2)	81	$2,952
PVH Corp.	68	8,112
Ralph Lauren Corp.	1,633	123,536
Under Armour, Inc., Class A(2)	2,124	42,523
Under Armour, Inc., Class C(2)	872	15,792

		$379,364

Tobacco — 0.8%
Altria Group, Inc.	7,541	$489,939
Philip Morris International, Inc.	3,457	403,466

		$893,405

Trading Companies & Distributors — 0.1%
Fastenal Co.	1,831	$78,660
United Rentals, Inc.(2)	761	90,528

		$169,188

Water Utilities — 0.1%
American Water Works Co., Inc.	1,630	$132,193

		$132,193

Total Common Stocks (identified cost $55,891,391)		$57,791,992

U.S. Treasury Obligations — 18.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.00%, 3/15/18(3)	$8,830	$8,819,492
1.00%, 5/15/18	13,000	12,975,664

Total U.S. Treasury Obligations (identified cost $21,801,220)		$21,795,156

Short-Term Investments — 27.9%

U.S. Treasury Obligations — 26.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 10/12/17(3)	$2,740	$2,734,082
0.00%, 1/4/18(3)	4,115	4,095,989
0.00%, 3/29/18	5,500	5,458,843

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bills: (continued)
0.00%, 4/26/18	$3,600	$3,569,313
0.00%, 6/21/18	16,000	15,831,872

Total U.S. Treasury Obligations (identified cost $31,698,881)		$31,690,099

Other — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(4)	1,689,824	$1,690,163

Total Other (identified cost $1,690,163)		$1,690,163

Total Short-Term Investments (identified cost $33,389,044)		$33,380,262

Total Investments — 94.3% (identified cost $111,081,655)		$112,967,410

Call Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	20	$2,470	8/2/17	$(11,200)
S&P 500 Index	26	2,465	8/4/17	(28,730)
S&P 500 Index	12	2,465	8/7/17	(14,580)
S&P 500 Index	19	2,480	8/9/17	(10,070)
S&P 500 Index	21	2,490	8/11/17	(6,353)
S&P 500 Index	18	2,490	8/14/17	(6,840)
S&P 500 Index	19	2,505	8/16/17	(2,945)
S&P 500 Index	19	2,505	8/18/17	(3,942)
S&P 500 Index	19	2,500	8/21/17	(6,270)
S&P 500 Index	19	2,510	8/23/17	(3,990)
S&P 500 Index	20	2,500	8/25/17	(9,300)
S&P 500 Index	21	2,505	8/28/17	(8,085)

Total Call Options Written (premiums received $111,262)				$(112,305)

11	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Portfolio of Investments (Unaudited) — continued

Put Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	20	$2,375	8/2/17	$(250)
S&P 500 Index	20	2,365	8/4/17	(700)
S&P 500 Index	18	2,375	8/7/17	(1,080)
S&P 500 Index	20	2,390	8/9/17	(2,750)
S&P 500 Index	19	2,410	8/11/17	(5,273)
S&P 500 Index	17	2,410	8/14/17	(5,695)
S&P 500 Index	19	2,425	8/16/17	(10,355)
S&P 500 Index	18	2,420	8/18/17	(10,800)
S&P 500 Index	19	2,425	8/21/17	(13,205)
S&P 500 Index	19	2,430	8/23/17	(16,150)
S&P 500 Index	20	2,420	8/25/17	(16,700)
S&P 500 Index	20	2,420	8/28/17	(18,200)

Total Put Options Written (premiums received $190,951)				$(101,158)

Other Assets, Less Liabilities — 5.9%				$7,045,952

Net Assets — 100.0%				$119,799,899

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Security (or a portion thereof) has been pledged and/or segregated as collateral for written options.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017.

12	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2017
Unaffiliated investments, at value (identified cost, $109,391,492)	$111,277,247
Affiliated investment, at value (identified cost, $1,690,163)	1,690,163
Cash	16,255
Dividends receivable	44,585
Interest receivable	60,907
Dividends receivable from affiliated investment	4,934
Receivable for investments sold	782,122
Receivable for premiums on written options	25,464
Receivable for Fund shares sold	6,977,940
Receivable from affiliates	16,172
Total assets	$120,895,789

Liabilities
Written options outstanding, at value (premiums received, $302,213)	$213,463
Payable for investments purchased	791,270
Payable to affiliate:
Investment adviser and administration fee	38,284
Accrued expenses	52,873
Total liabilities	$1,095,890
Net Assets	$119,799,899

Sources of Net Assets
Paid-in capital	$117,043,617
Accumulated net realized gain	547,418
Accumulated undistributed net investment income	234,359
Net unrealized appreciation	1,974,505
Total	$119,799,899

Institutional Class Shares
Net Assets	$119,799,899
Shares Outstanding	11,386,702
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.52

13	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Statement of Operations (Unaudited)

Investment Income	Period Ended July 31, 2017(1)
Dividends	$237,489
Dividends from affiliated investment	19,611
Interest	117,288
Total investment income	$374,388

Expenses
Investment adviser and administration fee	$101,185
Trustees’ fees and expenses	3,292
Custodian fee	36,232
Transfer and dividend disbursing agent fees	536
Legal and accounting services	35,261
Printing and postage	2,121
Registration fees	26,036
Miscellaneous	2,512
Total expenses	$207,175
Deduct —
Allocation of expenses to affiliates	$67,146
Total expense reductions	$67,146

Net expenses	$140,029

Net investment income	$234,359

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(124,988)
Investment transactions — affiliated investment	(2,235)
Written options	674,641
Net realized gain	$547,418
Change in unrealized appreciation (depreciation) —
Investments	$1,885,755
Written options	88,750
Net change in unrealized appreciation (depreciation)	$1,974,505

Net realized and unrealized gain	$2,521,923

Net increase in net assets from operations	$2,756,282

(1)	For the period from the start of business, February 9, 2017, to July 31, 2017.

14	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2017 (Unaudited) (1)
From operations —
Net investment income	$234,359
Net realized gain from investment transactions and written options	547,418
Net change in unrealized appreciation (depreciation) from investments and written options	1,974,505
Net increase in net assets from operations	$2,756,282
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$123,374,036
Cost of shares redeemed	(6,330,419)
Net increase in net assets from Fund share transactions	$117,043,617

Net increase in net assets	$119,799,899

Net Assets
At beginning of period	$—
At end of period	$119,799,899

Accumulated undistributed net investment income included in net assets
At end of period	$234,359

(1)	For the period from the start of business, February 9, 2017, to July 31, 2017.

15	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Financial Highlights

	Institutional Class
	Period Ended July 31, 2017(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.045
Net realized and unrealized gain	0.475

Total income from operations	$0.520

Net asset value — End of period	$10.520

Total Return(3)(4)	5.20	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,800
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.55	%(6)
Net investment income	0.91	%(6)
Portfolio Turnover	3	%(5)

(1)	For the period from the start of business, February 9, 2017, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.26% for the period ended July 31, 2017). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

16	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on February 9, 2017. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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July 31, 2017

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2017 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$111,081,720

Gross unrealized appreciation	$2,516,968
Gross unrealized depreciation	(631,278)

Net unrealized appreciation	$1,885,690

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended July 31, 2017, the investment adviser and administration fee amounted to $101,185 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.55% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2018. Pursuant to this agreement, EVM and Parametric were allocated $67,146 in total of the Fund’s operating expenses for the period ended July 31, 2017.

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Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended July 31, 2017, EVM earned $61 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $56,868,417 and $851,802, respectively, for the period ended July 31, 2017.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Period Ended July 31, 2017 (Unaudited)(1)

Sales	11,994,831
Redemptions	(608,129)

Net increase	11,386,702

(1)	For the period from the start of business, February 9, 2017, to July 31, 2017.

At July 31, 2017, two shareholders each owned more than 10% of the outstanding shares of the Fund aggregating 55.2%.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2017 is included in the Portfolio of Investments. At July 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Written options activity for the period ended July 31, 2017 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	—	$—
Options written	1,630	1,099,455
Options terminated in closing purchase transactions	(957)	(656,328)
Options expired	(211)	(140,914)

Outstanding, end of period	462	$302,213

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium ( i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premium received from writing options can offset the equity risk premium foregone.

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Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(213,463)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period ended July 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$674,641	$88,750

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$57,791,992 *	$—	$—	$57,791,992
U.S. Treasury Obligations	—	21,795,156	—	21,795,156
Short-Term Investments —
U.S. Treasury Obligations	—	31,690,099	—	31,690,099
Other	—	1,690,163	—	1,690,163

Total Investments	$57,791,992	$55,175,418	$—	$112,967,410

Liability Description

Call Options Written	$(112,305)	$—	$—	$(112,305)
Put Options Written	(101,158)	—	—	(101,158)

Total	$(213,463)	$—	$—	$(213,463)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

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Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on December 12 and 13, 2016 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser.

Prior to voting its approval of the investment advisory and administrative agreement and the sub-advisory agreement, the Board received information from the Adviser and the Sub-adviser that the Board considered reasonably necessary to evaluate the terms of each agreement. The Board considered information furnished by the Adviser and the Sub-adviser for the Meeting relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Fund and the anticipated expense ratio of the Fund;

•	Information concerning the advisory and related fees to be payable by the Fund with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);

•	Information concerning the sub-advisory fees to be payable by the Adviser to the Sub-adviser;

•	Information comparing the expected total expense ratio and its components to comparable funds;

•	Pro forma profitability analyses for the Adviser with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by the Adviser and the Sub-adviser, including the investment strategies and processes each employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by the Adviser and the Sub-adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser and the Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and the Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates, including the Sub-adviser;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement.

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Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser and the sub-advisory agreement with the Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement and sub-advisory agreement for the Fund. The conclusions reached with respect to each agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services to be provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the agreement was approved, the Fund had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees proposed to be charged to the Fund for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with

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Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Board of Trustees’ Contract Approval — continued

their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, with respect to the Fund are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the structure of the advisory fee under the investment advisory and administrative agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in any benefits from economies of scale in the future.

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Parametric Volatility Risk Premium - Defensive Fund

July 31, 2017

Officers and Trustees

Officers of Parametric Volatility Risk Premium - Defensive Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Volatility Risk Premium - Defensive Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24692     7.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017